united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)          (Zip code)

The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: (407) 644-1986

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2025

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report
Timothy Plan Conservative Growth Fund

Class A (TCGAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Conservative Growth Fund
Dow Jones Moderate Portfolio Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,447
$20,439
$13,691
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Conservative Growth Fund	Dow Jones Moderate Portfolio Index	Russell 3000® Index
Sep-2015	$9,451	$10,000	$10,000
Sep-2016	$9,850	$11,098	$11,496
Sep-2017	$10,447	$12,218	$13,647
Sep-2018	$10,558	$13,039	$16,046
Sep-2019	$10,728	$13,542	$16,514
Sep-2020	$11,079	$14,419	$18,992
Sep-2021	$12,478	$17,042	$25,045
Sep-2022	$10,671	$13,956	$20,630
Sep-2023	$11,182	$15,385	$24,852
Sep-2024	$12,826	$18,558	$33,598
Sep-2025	$13,691	$20,439	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

Conservative Growth Fund

The Fund’s more conservative allocation focuses on income-generating assets and stability. Significant allocations to Fixed Income and High Yield Bond contributed to underperformance in a growth-focused market but are crucial to providing stability in the portfolio. TPSC and TPLC provided gains in growth sectors like technology and Industrials. TPHD contributed steady income but underperformed in a high growth market. International exposure was the key contributor to performance, besting domestic markets. TPMN closed on 07/29/2025, and was reallocated to the bond position of the portfolio. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Conservative Growth Fund
Without Load	6.74%	4.32%	3.78%
With Load	0.84%	3.15%	3.19%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.41%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$35,928,968
Number of Portfolio Holdings	8
Advisory Fee	$53,786
Portfolio Turnover	37%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.1%
Money Market Funds	1.1%
Fixed Income	42.6%
Equity	56.4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	1.1%
Open End Funds	54.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	34.0%
Timothy Plan US Large/Mid Cap Core ETF	15.1%
Timothy Plan US Small Cap Core ETF	12.6%
Timothy Plan International Fund - Class A	12.4%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	8.5%
Timothy Plan High Dividend Stock ETF	7.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Conservative Growth Fund - Class A (TCGAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TCGAX

Timothy Plan Conservative Growth Fund

Class C (TCVCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.40%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Conservative Growth Fund
Dow Jones Moderate Portfolio Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,447
$20,439
$13,531
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Conservative Growth Fund	Dow Jones Moderate Portfolio Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,339	$11,098	$11,496
Sep-2017	$10,897	$12,218	$13,647
Sep-2018	$10,922	$13,039	$16,046
Sep-2019	$11,025	$13,542	$16,514
Sep-2020	$11,286	$14,419	$18,992
Sep-2021	$12,622	$17,042	$25,045
Sep-2022	$10,716	$13,956	$20,630
Sep-2023	$11,155	$15,385	$24,852
Sep-2024	$12,732	$18,558	$33,598
Sep-2025	$13,531	$20,439	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

Conservative Growth Fund

The Fund’s more conservative allocation focuses on income-generating assets and stability. Significant allocations to Fixed Income and High Yield Bond contributed to underperformance in a growth-focused market but are crucial to providing stability in the portfolio. TPSC and TPLC provided gains in growth sectors like technology and Industrials. TPHD contributed steady income but underperformed in a high growth market. International exposure was the key contributor to performance, besting domestic markets. TPMN closed on 07/29/2025, and was reallocated to the bond position of the portfolio. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Conservative Growth Fund	6.27%	3.70%	3.07%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.41%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$35,928,968
Number of Portfolio Holdings	8
Advisory Fee	$53,786
Portfolio Turnover	37%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.1%
Money Market Funds	1.1%
Fixed Income	42.6%
Equity	56.4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	1.1%
Open End Funds	54.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	34.0%
Timothy Plan US Large/Mid Cap Core ETF	15.1%
Timothy Plan US Small Cap Core ETF	12.6%
Timothy Plan International Fund - Class A	12.4%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	8.5%
Timothy Plan High Dividend Stock ETF	7.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Conservative Growth Fund - Class C (TCVCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TCVCX

Timothy Plan Conservative Growth Fund

Class I (TIICX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Timothy Plan Conservative Growth Fund
Dow Jones Moderate Portfolio Index
Russell 3000® Index
$20,000
$15,000
$10,000
$5,000
$0
$15,072
$12,836
$11,939
Sep-2023
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Conservative Growth Fund	Dow Jones Moderate Portfolio Index	Russell 3000® Index
Sep-2023	$10,000	$10,000	$10,000
Sep-2023	$9,735	$9,662	$9,496
Sep-2024	$11,145	$11,654	$12,837
Sep-2025	$11,939	$12,836	$15,072

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

Conservative Growth Fund

The Fund’s more conservative allocation focuses on income-generating assets and stability. Significant allocations to Fixed Income and High Yield Bond contributed to underperformance in a growth-focused market but are crucial to providing stability in the portfolio. TPSC and TPLC provided gains in growth sectors like technology and Industrials. TPHD contributed steady income but underperformed in a high growth market. International exposure was the key contributor to performance, besting domestic markets. TPMN closed on 07/29/2025, and was reallocated to the bond position of the portfolio. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	Since Inception (September 1, 2023)
Timothy Plan Conservative Growth Fund	7.12%	8.90%
Dow Jones Moderate Portfolio Index	10.14%	12.76%
Russell 3000® Index	17.41%	21.81%

Fund Statistics

Net Assets	$35,928,968
Number of Portfolio Holdings	8
Advisory Fee	$53,786
Portfolio Turnover	37%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.1%
Money Market Funds	1.1%
Fixed Income	42.6%
Equity	56.4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	1.1%
Open End Funds	54.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	34.0%
Timothy Plan US Large/Mid Cap Core ETF	15.1%
Timothy Plan US Small Cap Core ETF	12.6%
Timothy Plan International Fund - Class A	12.4%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	8.5%
Timothy Plan High Dividend Stock ETF	7.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Conservative Growth Fund - Class I (TIICX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TIICX

Timothy Plan Defensive Strategies Fund

Class A (TPDAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.24%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Defensive Strategies Fund
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Russell 3000® Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$0
$39,447
$17,188
$15,629
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Defensive Strategies Fund	33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	Russell 3000® Index
Sep-2015	$9,453	$10,000	$10,000
Sep-2016	$10,305	$10,623	$11,496
Sep-2017	$10,257	$10,651	$13,647
Sep-2018	$10,307	$10,903	$16,046
Sep-2019	$10,814	$11,483	$16,514
Sep-2020	$11,220	$10,669	$18,992
Sep-2021	$12,877	$13,400	$25,045
Sep-2022	$11,986	$12,976	$20,630
Sep-2023	$12,981	$13,209	$24,852
Sep-2024	$15,048	$15,060	$33,598
Sep-2025	$17,188	$15,629	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

DEFENSIVE STRATEGIES FUND

Each sleeve of this fund plays a crucial role in navigating inflationary pressures and market volatility. Physical gold appreciated by over 43%, increasing its percentage in the portfolio to 27%. TPMN closed on 07/29/2025 and was reallocated to TIPS and REITS. The uncertainty of the fed rate cuts (how many and how much) challenged TIPS. REITS had an overweight to healthcare which was positive, but allocation to cell towers dragged performance. Commodities continued to shine, specifically in mining companies. The Defensive Strategies Fund is well-positioned to manage future market volatility and inflationary pressures. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	14.22%	8.90%	6.16%
With Load	7.97%	7.67%	5.57%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	3.78%	7.94%	4.57%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$86,532,760
Number of Portfolio Holdings	209
Advisory Fee (net of waivers)	$366,560
Portfolio Turnover	50%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	0.5%
Wholesale - Consumer Staples	0.2%
Forestry, Paper & Wood Products	0.3%
Health Care Facilities & Services	0.5%
Gas & Water Utilities	0.8%
Steel	1.0%
Machinery	1.1%
Food	1.5%
Chemicals	1.5%
Oil & Gas Services & Equipment	1.6%
Money Market Funds	2.6%
Oil & Gas Producers	6.3%
Metals & Mining	7.1%
REIT	8.7%
REITs	16.0%
U.S. Treasury Inflation Protected	23.0%
Precious Metal	27.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	27.4%
U.S. Government & Agencies	22.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS	27.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	7.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	4.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	3.1%
Equinix, Inc.	2.1%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	2.0%
United States Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	1.9%
Prologis, Inc.	1.7%
Ventas, Inc.	1.6%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Defensive Strategies Fund - Class A (TPDAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPDAX

Timothy Plan Defensive Strategies Fund

Class C (TPDCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Defensive Strategies Fund
Russell 3000® Index
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
$40,000
$32,500
$25,000
$17,500
$10,000
$2,500
$39,447
$16,872
$15,629
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Defensive Strategies Fund	Russell 3000® Index	33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,832	$11,496	$10,623
Sep-2017	$10,685	$13,647	$10,651
Sep-2018	$10,665	$16,046	$10,903
Sep-2019	$11,098	$16,514	$11,483
Sep-2020	$11,432	$18,992	$10,669
Sep-2021	$13,027	$25,045	$13,400
Sep-2022	$12,025	$20,630	$12,976
Sep-2023	$12,927	$24,852	$13,209
Sep-2024	$14,883	$33,598	$15,060
Sep-2025	$16,872	$39,447	$15,629

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

DEFENSIVE STRATEGIES FUND

Each sleeve of this fund plays a crucial role in navigating inflationary pressures and market volatility. Physical gold appreciated by over 43%, increasing its percentage in the portfolio to 27%. TPMN closed on 07/29/2025 and was reallocated to TIPS and REITS. The uncertainty of the fed rate cuts (how many and how much) challenged TIPS. REITS had an overweight to healthcare which was positive, but allocation to cell towers dragged performance. Commodities continued to shine, specifically in mining companies. The Defensive Strategies Fund is well-positioned to manage future market volatility and inflationary pressures. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	13.36%	8.10%	5.37%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	3.78%	7.94%	4.57%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$86,532,760
Number of Portfolio Holdings	209
Advisory Fee (net of waivers)	$366,560
Portfolio Turnover	50%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	0.5%
Wholesale - Consumer Staples	0.2%
Forestry, Paper & Wood Products	0.3%
Health Care Facilities & Services	0.5%
Gas & Water Utilities	0.8%
Steel	1.0%
Machinery	1.1%
Food	1.5%
Chemicals	1.5%
Oil & Gas Services & Equipment	1.6%
Money Market Funds	2.6%
Oil & Gas Producers	6.3%
Metals & Mining	7.1%
REIT	8.7%
REITs	16.0%
U.S. Treasury Inflation Protected	23.0%
Precious Metal	27.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	27.4%
U.S. Government & Agencies	22.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS	27.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	7.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	4.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	3.1%
Equinix, Inc.	2.1%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	2.0%
United States Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	1.9%
Prologis, Inc.	1.7%
Ventas, Inc.	1.6%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Defensive Strategies Fund - Class C (TPDCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPDCX

Timothy Plan Defensive Strategies Fund

Class I (TPDIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Defensive Strategies Fund
Russell 3000® Index
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
$40,000
$32,500
$25,000
$17,500
$10,000
$2,500
$39,447
$18,651
$15,629
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Defensive Strategies Fund	Russell 3000® Index	33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,941	$11,496	$10,623
Sep-2017	$10,910	$13,647	$10,651
Sep-2018	$10,995	$16,046	$10,903
Sep-2019	$11,563	$16,514	$11,483
Sep-2020	$12,021	$18,992	$10,669
Sep-2021	$13,839	$25,045	$13,400
Sep-2022	$12,898	$20,630	$12,976
Sep-2023	$14,013	$24,852	$13,209
Sep-2024	$16,283	$33,598	$15,060
Sep-2025	$18,651	$39,447	$15,629

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

DEFENSIVE STRATEGIES FUND

Each sleeve of this fund plays a crucial role in navigating inflationary pressures and market volatility. Physical gold appreciated by over 43%, increasing its percentage in the portfolio to 27%. TPMN closed on 07/29/2025 and was reallocated to TIPS and REITS. The uncertainty of the fed rate cuts (how many and how much) challenged TIPS. REITS had an overweight to healthcare which was positive, but allocation to cell towers dragged performance. Commodities continued to shine, specifically in mining companies. The Defensive Strategies Fund is well-positioned to manage future market volatility and inflationary pressures. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	14.55%	9.18%	6.43%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	3.78%	7.94%	4.57%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$86,532,760
Number of Portfolio Holdings	209
Advisory Fee (net of waivers)	$366,560
Portfolio Turnover	50%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	0.5%
Wholesale - Consumer Staples	0.2%
Forestry, Paper & Wood Products	0.3%
Health Care Facilities & Services	0.5%
Gas & Water Utilities	0.8%
Steel	1.0%
Machinery	1.1%
Food	1.5%
Chemicals	1.5%
Oil & Gas Services & Equipment	1.6%
Money Market Funds	2.6%
Oil & Gas Producers	6.3%
Metals & Mining	7.1%
REIT	8.7%
REITs	16.0%
U.S. Treasury Inflation Protected	23.0%
Precious Metal	27.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	27.4%
U.S. Government & Agencies	22.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS	27.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	7.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	4.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	3.1%
Equinix, Inc.	2.1%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	2.0%
United States Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	1.9%
Prologis, Inc.	1.7%
Ventas, Inc.	1.6%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Defensive Strategies Fund - Class I (TPDIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPDIX

Timothy Plan Fixed Income Fund

Class A (TFIAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.15%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$12,500
$10,000
$7,500
$5,000
$11,998
$10,285
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$9,553	$10,000
Sep-2016	$9,885	$10,519
Sep-2017	$9,806	$10,527
Sep-2018	$9,580	$10,399
Sep-2019	$10,323	$11,470
Sep-2020	$10,880	$12,271
Sep-2021	$10,641	$12,161
Sep-2022	$9,194	$10,385
Sep-2023	$9,144	$10,452
Sep-2024	$10,092	$11,662
Sep-2025	$10,285	$11,998

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

FIXED INCOME FUND

The fiscal year was marked by volatility in U.S. Treasury yields as the Federal Reserve paused its easing cycle in late 2024 before cutting rates in September 2025. Investor sentiment shifted amid tariff policy uncertainty, inflation concerns, and resilient economic data. The Fund’s overweight to mortgage-backed securities benefited relative performance, while an underweight to Financials detracted. Underexposure to the Financials sector hindered relative results. While the Fund lagged its benchmark, portfolio positioning remains focused on income stability and capital preservation. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund
Without Load	1.91%	-1.12%	0.74%
With Load	-2.69%	-2.03%	0.28%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics

Net Assets	$111,458,557
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$446,739
Portfolio Turnover	28%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	2.8%
Retail - Consumer Staples	1.4%
CLO	1.5%
Machinery	1.6%
Retail - Discretionary	1.7%
Transportation & Logistics	1.9%
Gas & Water Utilities	2.0%
Local Authority	2.0%
Chemicals	2.1%
Sovereign	2.6%
Other ABS	3.1%
Electric Utilities	3.3%
Metals & Mining	3.4%
REIT	4.1%
Oil & Gas Producers	6.4%
U.S. Treasury Bills	21.8%
Agency Fixed Rate	37.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.6%
Corporate Bonds	29.8%
Money Market Funds	1.1%
Non U.S. Government & Agencies	4.7%
U.S. Government & Agencies	59.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, 08/15/35	8.3%
United States Treasury Note, 4.625%, 05/15/54	6.1%
United States Treasury Note, 4.500%, 02/15/44	3.0%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.1%
United States Treasury Note, 4.875%, 04/30/26	2.0%
Province of Ontario Canada, 2.500%, 04/27/26	2.0%
NiSource, Inc., 3.490%, 05/15/27	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%
Healthpeak Properties, Inc., 3.500%, 07/15/29	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Fixed Income Fund - Class A (TFIAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TFIAX

Timothy Plan Fixed Income Fund

Class C (TFICX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.90%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$12,500
$10,000
$7,500
$5,000
$11,998
$9,990
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,266	$10,519
Sep-2017	$10,113	$10,527
Sep-2018	$9,795	$10,399
Sep-2019	$10,487	$11,470
Sep-2020	$10,969	$12,271
Sep-2021	$10,641	$12,161
Sep-2022	$9,126	$10,385
Sep-2023	$9,012	$10,452
Sep-2024	$9,869	$11,662
Sep-2025	$9,990	$11,998

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

FIXED INCOME FUND

The fiscal year was marked by volatility in U.S. Treasury yields as the Federal Reserve paused its easing cycle in late 2024 before cutting rates in September 2025. Investor sentiment shifted amid tariff policy uncertainty, inflation concerns, and resilient economic data. The Fund’s overweight to mortgage-backed securities benefited relative performance, while an underweight to Financials detracted. Underexposure to the Financials sector hindered relative results. While the Fund lagged its benchmark, portfolio positioning remains focused on income stability and capital preservation. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund	1.23%	-1.85%	-0.01%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics

Net Assets	$111,458,557
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$446,739
Portfolio Turnover	28%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	2.8%
Retail - Consumer Staples	1.4%
CLO	1.5%
Machinery	1.6%
Retail - Discretionary	1.7%
Transportation & Logistics	1.9%
Gas & Water Utilities	2.0%
Local Authority	2.0%
Chemicals	2.1%
Sovereign	2.6%
Other ABS	3.1%
Electric Utilities	3.3%
Metals & Mining	3.4%
REIT	4.1%
Oil & Gas Producers	6.4%
U.S. Treasury Bills	21.8%
Agency Fixed Rate	37.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.6%
Corporate Bonds	29.8%
Money Market Funds	1.1%
Non U.S. Government & Agencies	4.7%
U.S. Government & Agencies	59.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, 08/15/35	8.3%
United States Treasury Note, 4.625%, 05/15/54	6.1%
United States Treasury Note, 4.500%, 02/15/44	3.0%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.1%
United States Treasury Note, 4.875%, 04/30/26	2.0%
Province of Ontario Canada, 2.500%, 04/27/26	2.0%
NiSource, Inc., 3.490%, 05/15/27	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%
Healthpeak Properties, Inc., 3.500%, 07/15/29	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Fixed Income Fund - Class C (TFICX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TFICX

Timothy Plan Fixed Income Fund

Class I (TPFIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$12,500
$10,000
$7,500
$5,000
$11,998
$11,050
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,391	$10,519
Sep-2017	$10,324	$10,527
Sep-2018	$10,112	$10,399
Sep-2019	$10,926	$11,470
Sep-2020	$11,549	$12,271
Sep-2021	$11,310	$12,161
Sep-2022	$9,793	$10,385
Sep-2023	$9,764	$10,452
Sep-2024	$10,814	$11,662
Sep-2025	$11,050	$11,998

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

FIXED INCOME FUND

The fiscal year was marked by volatility in U.S. Treasury yields as the Federal Reserve paused its easing cycle in late 2024 before cutting rates in September 2025. Investor sentiment shifted amid tariff policy uncertainty, inflation concerns, and resilient economic data. The Fund’s overweight to mortgage-backed securities benefited relative performance, while an underweight to Financials detracted. Underexposure to the Financials sector hindered relative results. While the Fund lagged its benchmark, portfolio positioning remains focused on income stability and capital preservation. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund	2.19%	-0.88%	1.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics

Net Assets	$111,458,557
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$446,739
Portfolio Turnover	28%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	2.8%
Retail - Consumer Staples	1.4%
CLO	1.5%
Machinery	1.6%
Retail - Discretionary	1.7%
Transportation & Logistics	1.9%
Gas & Water Utilities	2.0%
Local Authority	2.0%
Chemicals	2.1%
Sovereign	2.6%
Other ABS	3.1%
Electric Utilities	3.3%
Metals & Mining	3.4%
REIT	4.1%
Oil & Gas Producers	6.4%
U.S. Treasury Bills	21.8%
Agency Fixed Rate	37.6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.6%
Corporate Bonds	29.8%
Money Market Funds	1.1%
Non U.S. Government & Agencies	4.7%
U.S. Government & Agencies	59.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, 08/15/35	8.3%
United States Treasury Note, 4.625%, 05/15/54	6.1%
United States Treasury Note, 4.500%, 02/15/44	3.0%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.1%
United States Treasury Note, 4.875%, 04/30/26	2.0%
Province of Ontario Canada, 2.500%, 04/27/26	2.0%
NiSource, Inc., 3.490%, 05/15/27	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%
Healthpeak Properties, Inc., 3.500%, 07/15/29	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Fixed Income Fund - Class I (TPFIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPFIX

Timothy Plan Growth & Income Fund

Class A (TGIAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.57%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Growth & Income Fund
40% BB US Aggregate Bond / 60% Russell 1000 Value
S&P 500® Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$0
$41,530
$20,363
$12,248
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Growth & Income Fund	40% BB US Aggregate Bond / 60% Russell 1000 Value	S&P 500® Index
Sep-2015	$9,452	$10,000	$10,000
Sep-2016	$9,676	$11,186	$11,543
Sep-2017	$10,151	$12,191	$13,691
Sep-2018	$10,026	$12,818	$16,143
Sep-2019	$10,017	$13,711	$16,830
Sep-2020	$9,668	$13,762	$19,380
Sep-2021	$11,328	$16,474	$25,194
Sep-2022	$10,425	$14,423	$21,296
Sep-2023	$10,477	$15,722	$25,900
Sep-2024	$11,873	$19,044	$35,315
Sep-2025	$12,248	$20,363	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

GROWTH & INCOME FUND

The fiscal year was characterized by volatile interest rates as the Federal Reserve paused its easing cycle in late 2024 before cutting rates in September 2025. Economic resilience, coupled with new tariff policies, created uncertainty around inflation and growth throughout the period. 53.0% of the Fund is invested in TPHD, benefiting from stable, dividend-paying stocks that provide diversification and income. The remaining portion of the fund is in bonds managed by Barrow Hanley. An overweight to mortgage-backed securities benefited relative performance, while an underweight to Financials. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	3.16%	4.85%	2.62%
With Load	-2.52%	3.66%	2.05%
40% BB US Aggregate Bond / 60% Russell 1000 Value	6.93%	8.15%	7.37%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$18,960,617
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$62,482
Portfolio Turnover	67%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	1.9%
Retail - Discretionary	0.5%
Gas & Water Utilities	0.7%
Transportation & Logistics	0.7%
Local Authority	0.7%
CLO	0.7%
Chemicals	0.7%
Money Market Funds	0.8%
Electric Utilities	1.1%
Sovereign	1.1%
Other ABS	1.4%
REIT	1.5%
Metals & Mining	1.6%
Oil & Gas Producers	2.7%
U.S. Treasury Bills	15.1%
Agency Fixed Rate	15.7%
Equity	53.0%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.1%
Corporate Bonds	11.4%
Exchange-Traded Funds	53.0%
Money Market Funds	0.8%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	30.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	52.9%
United States Treasury Note, 4.250%, 08/15/35	5.0%
United States Treasury Note, 4.625%, 04/30/31	4.1%
United States Treasury Note, 4.750%, 08/15/55	2.7%
United States Treasury Note, 4.500%, 02/15/44	1.6%
United States Treasury Note, 4.875%, 04/30/26	1.2%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Growth & Income Fund - Class A (TGIAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TGIAX

Timothy Plan Growth & Income Fund

Class C (TGCIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.32%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Growth & Income Fund
S&P 500® Index
40% BB US Aggregate Bond / 60% Russell 1000 Value
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$0
$41,530
$20,363
$12,020
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Growth & Income Fund	S&P 500® Index	40% BB US Aggregate Bond / 60% Russell 1000 Value
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,154	$11,543	$11,186
Sep-2017	$10,577	$13,691	$12,191
Sep-2018	$10,369	$16,143	$12,818
Sep-2019	$10,284	$16,830	$13,711
Sep-2020	$9,853	$19,380	$13,762
Sep-2021	$11,454	$25,194	$16,474
Sep-2022	$10,466	$21,296	$14,423
Sep-2023	$10,442	$25,900	$15,722
Sep-2024	$11,744	$35,315	$19,044
Sep-2025	$12,020	$41,530	$20,363

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

GROWTH & INCOME FUND

The fiscal year was characterized by volatile interest rates as the Federal Reserve paused its easing cycle in late 2024 before cutting rates in September 2025. Economic resilience, coupled with new tariff policies, created uncertainty around inflation and growth throughout the period. 53.0% of the Fund is invested in TPHD, benefiting from stable, dividend-paying stocks that provide diversification and income. The remaining portion of the fund is in bonds managed by Barrow Hanley. An overweight to mortgage-backed securities benefited relative performance, while an underweight to Financials. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	2.35%	4.06%	1.86%
40% BB US Aggregate Bond / 60% Russell 1000 Value	6.93%	8.15%	7.37%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$18,960,617
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$62,482
Portfolio Turnover	67%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	1.9%
Retail - Discretionary	0.5%
Gas & Water Utilities	0.7%
Transportation & Logistics	0.7%
Local Authority	0.7%
CLO	0.7%
Chemicals	0.7%
Money Market Funds	0.8%
Electric Utilities	1.1%
Sovereign	1.1%
Other ABS	1.4%
REIT	1.5%
Metals & Mining	1.6%
Oil & Gas Producers	2.7%
U.S. Treasury Bills	15.1%
Agency Fixed Rate	15.7%
Equity	53.0%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.1%
Corporate Bonds	11.4%
Exchange-Traded Funds	53.0%
Money Market Funds	0.8%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	30.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	52.9%
United States Treasury Note, 4.250%, 08/15/35	5.0%
United States Treasury Note, 4.625%, 04/30/31	4.1%
United States Treasury Note, 4.750%, 08/15/55	2.7%
United States Treasury Note, 4.500%, 02/15/44	1.6%
United States Treasury Note, 4.875%, 04/30/26	1.2%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Growth & Income Fund - Class C (TGCIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TGCIX

Timothy Plan Growth & Income Fund

Class I (TIGIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.32%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Growth & Income Fund
S&P 500® Index
40% BB US Aggregate Bond / 60% Russell 1000 Value
$47,500
$40,000
$32,500
$25,000
$17,500
$10,000
$2,500
$41,530
$20,363
$13,284
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Growth & Income Fund	S&P 500® Index	40% BB US Aggregate Bond / 60% Russell 1000 Value
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,261	$11,543	$11,186
Sep-2017	$10,794	$13,691	$12,191
Sep-2018	$10,686	$16,143	$12,818
Sep-2019	$10,697	$16,830	$13,711
Sep-2020	$10,355	$19,380	$13,762
Sep-2021	$12,161	$25,194	$16,474
Sep-2022	$11,228	$21,296	$14,423
Sep-2023	$11,312	$25,900	$15,722
Sep-2024	$12,849	$35,315	$19,044
Sep-2025	$13,284	$41,530	$20,363

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

GROWTH & INCOME FUND

The fiscal year was characterized by volatile interest rates as the Federal Reserve paused its easing cycle in late 2024 before cutting rates in September 2025. Economic resilience, coupled with new tariff policies, created uncertainty around inflation and growth throughout the period. 53.0% of the Fund is invested in TPHD, benefiting from stable, dividend-paying stocks that provide diversification and income. The remaining portion of the fund is in bonds managed by Barrow Hanley. An overweight to mortgage-backed securities benefited relative performance, while an underweight to Financials. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	3.39%	5.11%	2.88%
40% BB US Aggregate Bond / 60% Russell 1000 Value	6.93%	8.15%	7.37%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$18,960,617
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$62,482
Portfolio Turnover	67%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	1.9%
Retail - Discretionary	0.5%
Gas & Water Utilities	0.7%
Transportation & Logistics	0.7%
Local Authority	0.7%
CLO	0.7%
Chemicals	0.7%
Money Market Funds	0.8%
Electric Utilities	1.1%
Sovereign	1.1%
Other ABS	1.4%
REIT	1.5%
Metals & Mining	1.6%
Oil & Gas Producers	2.7%
U.S. Treasury Bills	15.1%
Agency Fixed Rate	15.7%
Equity	53.0%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.1%
Corporate Bonds	11.4%
Exchange-Traded Funds	53.0%
Money Market Funds	0.8%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	30.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	52.9%
United States Treasury Note, 4.250%, 08/15/35	5.0%
United States Treasury Note, 4.625%, 04/30/31	4.1%
United States Treasury Note, 4.750%, 08/15/55	2.7%
United States Treasury Note, 4.500%, 02/15/44	1.6%
United States Treasury Note, 4.875%, 04/30/26	1.2%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Growth & Income Fund - Class I (TIGIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TIGIX

Timothy Plan High Yield Bond Fund

Class A (TPHAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.19%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan High Yield Bond Fund
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
ICE BofA U.S. Broad Market Index
$20,000
$17,500
$15,000
$12,500
$10,000
$7,500
$5,000
$17,727
$15,845
$12,022
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan High Yield Bond Fund	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	ICE BofA U.S. Broad Market Index
Sep-2015	$9,547	$10,000	$10,000
Sep-2016	$10,483	$11,170	$10,526
Sep-2017	$11,211	$12,034	$10,528
Sep-2018	$11,192	$12,296	$10,405
Sep-2019	$12,143	$13,318	$11,503
Sep-2020	$12,539	$13,911	$12,313
Sep-2021	$13,971	$15,280	$12,180
Sep-2022	$11,812	$13,168	$10,402
Sep-2023	$12,994	$14,457	$10,471
Sep-2024	$14,952	$16,571	$11,683
Sep-2025	$15,845	$17,727	$12,022

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

HIGH YIELD BOND FUND

The High Yield market delivered strong total returns during the fiscal year, supported by improving credit quality, solid corporate fundamentals, and steady investor demand. High yield spreads widened briefly in early 2025 on macroeconomic uncertainty but tightened later in the year as confidence returned. The Fund’s overweight to Financials contributed positively to results. Conversely, an underweight to Industrials detracted from relative performance. The Fund continues to emphasize disciplined credit research and active selection, focusing on BB- and B-rated bonds with attractive risk-adjusted return potential. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund
Without Load	5.97%	4.79%	5.20%
With Load	1.16%	3.82%	4.71%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	6.98%	4.97%	5.89%
ICE BofA U.S. Broad Market Index	2.90%	-0.48%	1.86%

Fund Statistics

Net Assets	$232,292,135
Number of Portfolio Holdings	136
Advisory Fee (net of waivers)	$1,026,841
Portfolio Turnover	46%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	15.1%
Aerospace & Defense	2.1%
Insurance	2.3%
Electric Utilities	2.3%
Steel	2.3%
Electrical Equipment	2.4%
Consumer Services	3.0%
Health Care Facilities & Services	3.1%
Retail - Discretionary	4.5%
Home Construction	4.8%
Containers & Packaging	5.5%
Money Market Funds	6.3%
Automotive	6.2%
Oil & Gas Producers	6.8%
Commercial Support Services	8.2%
Chemicals	9.0%
Specialty Finance	14.5%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.3%
Money Market Funds	5.7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC, 6.875%, due 12/15/54	2.5%
Enviri Corporation, 5.750%, due 07/31/27	2.4%
Mativ Holdings, Inc., 8.000%, due 10/1/29	2.2%
Rithm Capital Corporation, 8.000%, due 04/1/29	1.8%
Interface, Inc., 5.500%, due 12/1/28	1.7%
Burford Capital Global Finance, LLC, 9.250%, due 07/1/31	1.7%
TMS International Corporation, 6.250%, due 04/15/29	1.7%
Global Partners, L.P. / GLP Finance Corporation, 8.250%, due 01/15/32	1.6%
Adient Global Holdings Ltd., 8.250%, due 04/15/31	1.6%
PROG Holdings, Inc., 6.000%, due 11/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan High Yield Bond Fund - Class A (TPHAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPHAX

Timothy Plan High Yield Bond Fund

Class C (TPHCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.94%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan High Yield Bond Fund
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
ICE BofA U.S. Broad Market Index
$20,000
$17,500
$15,000
$12,500
$10,000
$7,500
$17,727
$15,385
$12,022
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan High Yield Bond Fund	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	ICE BofA U.S. Broad Market Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,904	$11,170	$10,526
Sep-2017	$11,563	$12,034	$10,528
Sep-2018	$11,465	$12,296	$10,405
Sep-2019	$12,340	$13,318	$11,503
Sep-2020	$12,642	$13,911	$12,313
Sep-2021	$13,997	$15,280	$12,180
Sep-2022	$11,737	$13,168	$10,402
Sep-2023	$12,826	$14,457	$10,471
Sep-2024	$14,640	$16,571	$11,683
Sep-2025	$15,385	$17,727	$12,022

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

HIGH YIELD BOND FUND

The High Yield market delivered strong total returns during the fiscal year, supported by improving credit quality, solid corporate fundamentals, and steady investor demand. High yield spreads widened briefly in early 2025 on macroeconomic uncertainty but tightened later in the year as confidence returned. The Fund’s overweight to Financials contributed positively to results. Conversely, an underweight to Industrials detracted from relative performance. The Fund continues to emphasize disciplined credit research and active selection, focusing on BB- and B-rated bonds with attractive risk-adjusted return potential. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund	5.09%	4.01%	4.40%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	6.98%	4.97%	5.89%
ICE BofA U.S. Broad Market Index	2.90%	-0.48%	1.86%

Fund Statistics

Net Assets	$232,292,135
Number of Portfolio Holdings	136
Advisory Fee (net of waivers)	$1,026,841
Portfolio Turnover	46%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	15.1%
Aerospace & Defense	2.1%
Insurance	2.3%
Electric Utilities	2.3%
Steel	2.3%
Electrical Equipment	2.4%
Consumer Services	3.0%
Health Care Facilities & Services	3.1%
Retail - Discretionary	4.5%
Home Construction	4.8%
Containers & Packaging	5.5%
Money Market Funds	6.3%
Automotive	6.2%
Oil & Gas Producers	6.8%
Commercial Support Services	8.2%
Chemicals	9.0%
Specialty Finance	14.5%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.3%
Money Market Funds	5.7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC, 6.875%, due 12/15/54	2.5%
Enviri Corporation, 5.750%, due 07/31/27	2.4%
Mativ Holdings, Inc., 8.000%, due 10/1/29	2.2%
Rithm Capital Corporation, 8.000%, due 04/1/29	1.8%
Interface, Inc., 5.500%, due 12/1/28	1.7%
Burford Capital Global Finance, LLC, 9.250%, due 07/1/31	1.7%
TMS International Corporation, 6.250%, due 04/15/29	1.7%
Global Partners, L.P. / GLP Finance Corporation, 8.250%, due 01/15/32	1.6%
Adient Global Holdings Ltd., 8.250%, due 04/15/31	1.6%
PROG Holdings, Inc., 6.000%, due 11/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan High Yield Bond Fund - Class C (TPHCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPHCX

Timothy Plan High Yield Bond Fund

Class I (TPHIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.94%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan High Yield Bond Fund
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
ICE BofA U.S. Broad Market Index
$20,000
$17,500
$15,000
$12,500
$10,000
$7,500
$17,727
$17,009
$12,022
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan High Yield Bond Fund	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	ICE BofA U.S. Broad Market Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,012	$11,170	$10,526
Sep-2017	$11,806	$12,034	$10,528
Sep-2018	$11,807	$12,296	$10,405
Sep-2019	$12,843	$13,318	$11,503
Sep-2020	$13,296	$13,911	$12,313
Sep-2021	$14,853	$15,280	$12,180
Sep-2022	$12,589	$13,168	$10,402
Sep-2023	$13,899	$14,457	$10,471
Sep-2024	$16,030	$16,571	$11,683
Sep-2025	$17,009	$17,727	$12,022

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

HIGH YIELD BOND FUND

The High Yield market delivered strong total returns during the fiscal year, supported by improving credit quality, solid corporate fundamentals, and steady investor demand. High yield spreads widened briefly in early 2025 on macroeconomic uncertainty but tightened later in the year as confidence returned. The Fund’s overweight to Financials contributed positively to results. Conversely, an underweight to Industrials detracted from relative performance. The Fund continues to emphasize disciplined credit research and active selection, focusing on BB- and B-rated bonds with attractive risk-adjusted return potential. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund	6.10%	5.05%	5.45%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	6.98%	4.97%	5.89%
ICE BofA U.S. Broad Market Index	2.90%	-0.48%	1.86%

Fund Statistics

Net Assets	$232,292,135
Number of Portfolio Holdings	136
Advisory Fee (net of waivers)	$1,026,841
Portfolio Turnover	46%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	15.1%
Aerospace & Defense	2.1%
Insurance	2.3%
Electric Utilities	2.3%
Steel	2.3%
Electrical Equipment	2.4%
Consumer Services	3.0%
Health Care Facilities & Services	3.1%
Retail - Discretionary	4.5%
Home Construction	4.8%
Containers & Packaging	5.5%
Money Market Funds	6.3%
Automotive	6.2%
Oil & Gas Producers	6.8%
Commercial Support Services	8.2%
Chemicals	9.0%
Specialty Finance	14.5%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.3%
Money Market Funds	5.7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC, 6.875%, due 12/15/54	2.5%
Enviri Corporation, 5.750%, due 07/31/27	2.4%
Mativ Holdings, Inc., 8.000%, due 10/1/29	2.2%
Rithm Capital Corporation, 8.000%, due 04/1/29	1.8%
Interface, Inc., 5.500%, due 12/1/28	1.7%
Burford Capital Global Finance, LLC, 9.250%, due 07/1/31	1.7%
TMS International Corporation, 6.250%, due 04/15/29	1.7%
Global Partners, L.P. / GLP Finance Corporation, 8.250%, due 01/15/32	1.6%
Adient Global Holdings Ltd., 8.250%, due 04/15/31	1.6%
PROG Holdings, Inc., 6.000%, due 11/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan High Yield Bond Fund - Class I (TPHIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPHIX

Timothy Plan International Fund

Class A (TPIAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.57%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan International Fund
MSCI ACWI ex USA Index
$22,500
$17,500
$12,500
$7,500
$22,046
$19,366
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan International Fund	MSCI ACWI ex USA Index
Sep-2015	$9,453	$10,000
Sep-2016	$9,628	$10,926
Sep-2017	$11,255	$13,068
Sep-2018	$11,347	$13,298
Sep-2019	$10,717	$13,135
Sep-2020	$11,788	$13,529
Sep-2021	$15,258	$16,765
Sep-2022	$10,935	$12,546
Sep-2023	$13,046	$15,104
Sep-2024	$16,535	$18,933
Sep-2025	$19,366	$22,046

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

INTERNATIONAL FUND

Equity markets suffered volatility driven by global tariff uncertainty and geopolitical shifts. Although the first half of the year presented a challenging environment, performance improved in the latter half, surpassing the funds’ benchmark. Over twelve months, the Fund achieved double-digit returns, with relative performance enhanced by effective stock selection and sound sector allocation. The Fund's underweight exposure to Consumer Staples contributed positively. Positives were found in Technology and Consumer Discretionary, which offset negative contributions from Industrials and Financials. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund
Without Load	17.12%	10.44%	7.44%
With Load	10.71%	9.19%	6.83%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%

Fund Statistics

Net Assets	$208,788,095
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,669,397
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	17.8%
Technology Services	2.7%
Electrical Equipment	2.9%
Engineering & Construction	3.0%
Electric Utilities	3.3%
Construction Materials	3.3%
Machinery	3.8%
Biotech & Pharma	4.0%
Oil & Gas Producers	4.2%
Transportation & Logistics	4.2%
Insurance	4.2%
Money Market Funds	4.3%
Medical Equipment & Devices	5.4%
Aerospace & Defense	6.3%
Internet Media & Services	7.1%
Semiconductors	7.2%
Banking	16.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.7%
Money Market Funds	4.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nebius Group N.V. - Class A	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
Safran S.A. - ADR	3.5%
CRH PLC	3.3%
Prosus N.V. - ADR	3.2%
UniCredit SpA - ADR	3.0%
DBS Group Holdings Ltd. - ADR	3.0%
ABB Ltd. - ADR	2.9%
Thales S.A. - ADR	2.8%
KBC Group N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan International Fund - Class A (TPIAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPIAX

Timothy Plan International Fund

Class C (TPICX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.32%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan International Fund
MSCI ACWI ex USA Index
$22,500
$20,000
$17,500
$15,000
$12,500
$10,000
$22,046
$18,998
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan International Fund	MSCI ACWI ex USA Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,109	$10,926
Sep-2017	$11,720	$13,068
Sep-2018	$11,733	$13,298
Sep-2019	$10,992	$13,135
Sep-2020	$12,017	$13,529
Sep-2021	$15,427	$16,765
Sep-2022	$10,967	$12,546
Sep-2023	$12,991	$15,104
Sep-2024	$16,344	$18,933
Sep-2025	$18,998	$22,046

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

INTERNATIONAL FUND

Equity markets suffered volatility driven by global tariff uncertainty and geopolitical shifts. Although the first half of the year presented a challenging environment, performance improved in the latter half, surpassing the funds’ benchmark. Over twelve months, the Fund achieved double-digit returns, with relative performance enhanced by effective stock selection and sound sector allocation. The Fund's underweight exposure to Consumer Staples contributed positively. Positives were found in Technology and Consumer Discretionary, which offset negative contributions from Industrials and Financials. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund	16.24%	9.59%	6.63%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%

Fund Statistics

Net Assets	$208,788,095
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,669,397
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	17.8%
Technology Services	2.7%
Electrical Equipment	2.9%
Engineering & Construction	3.0%
Electric Utilities	3.3%
Construction Materials	3.3%
Machinery	3.8%
Biotech & Pharma	4.0%
Oil & Gas Producers	4.2%
Transportation & Logistics	4.2%
Insurance	4.2%
Money Market Funds	4.3%
Medical Equipment & Devices	5.4%
Aerospace & Defense	6.3%
Internet Media & Services	7.1%
Semiconductors	7.2%
Banking	16.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.7%
Money Market Funds	4.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nebius Group N.V. - Class A	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
Safran S.A. - ADR	3.5%
CRH PLC	3.3%
Prosus N.V. - ADR	3.2%
UniCredit SpA - ADR	3.0%
DBS Group Holdings Ltd. - ADR	3.0%
ABB Ltd. - ADR	2.9%
Thales S.A. - ADR	2.8%
KBC Group N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan International Fund - Class C (TPICX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPICX

Timothy Plan International Fund

Class I (TPIIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.32%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan International Fund
MSCI ACWI ex USA Index
$22,500
$20,000
$17,500
$15,000
$12,500
$10,000
$22,046
$20,996
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan International Fund	MSCI ACWI ex USA Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,208	$10,926
Sep-2017	$11,961	$13,068
Sep-2018	$12,086	$13,298
Sep-2019	$11,442	$13,135
Sep-2020	$12,634	$13,529
Sep-2021	$16,384	$16,765
Sep-2022	$11,763	$12,546
Sep-2023	$14,076	$15,104
Sep-2024	$17,894	$18,933
Sep-2025	$20,996	$22,046

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

INTERNATIONAL FUND

Equity markets suffered volatility driven by global tariff uncertainty and geopolitical shifts. Although the first half of the year presented a challenging environment, performance improved in the latter half, surpassing the funds’ benchmark. Over twelve months, the Fund achieved double-digit returns, with relative performance enhanced by effective stock selection and sound sector allocation. The Fund's underweight exposure to Consumer Staples contributed positively. Positives were found in Technology and Consumer Discretionary, which offset negative contributions from Industrials and Financials. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund	17.34%	10.69%	7.70%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%

Fund Statistics

Net Assets	$208,788,095
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,669,397
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	17.8%
Technology Services	2.7%
Electrical Equipment	2.9%
Engineering & Construction	3.0%
Electric Utilities	3.3%
Construction Materials	3.3%
Machinery	3.8%
Biotech & Pharma	4.0%
Oil & Gas Producers	4.2%
Transportation & Logistics	4.2%
Insurance	4.2%
Money Market Funds	4.3%
Medical Equipment & Devices	5.4%
Aerospace & Defense	6.3%
Internet Media & Services	7.1%
Semiconductors	7.2%
Banking	16.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.7%
Money Market Funds	4.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nebius Group N.V. - Class A	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
Safran S.A. - ADR	3.5%
CRH PLC	3.3%
Prosus N.V. - ADR	3.2%
UniCredit SpA - ADR	3.0%
DBS Group Holdings Ltd. - ADR	3.0%
ABB Ltd. - ADR	2.9%
Thales S.A. - ADR	2.8%
KBC Group N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan International Fund - Class I (TPIIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPIIX

Timothy Plan Israel Common Values Fund

Class A (TPAIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$225	1.71%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Israel Common Values Fund
Israel TA-125 Index
$32,500
$27,500
$22,500
$17,500
$12,500
$7,500
$32,051
$29,570
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Israel Common Values Fund	Israel TA-125 Index
Sep-2015	$9,447	$10,000
Sep-2016	$10,596	$10,147
Sep-2017	$12,886	$11,044
Sep-2018	$13,788	$12,420
Sep-2019	$15,735	$13,246
Sep-2020	$14,736	$11,851
Sep-2021	$21,993	$17,382
Sep-2022	$19,241	$15,989
Sep-2023	$17,220	$14,740
Sep-2024	$19,589	$17,151
Sep-2025	$32,051	$29,570

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

ISRAEL COMMON VALUES FUND

The fund recorded its strongest annual return since inception. Performance was largely driven by renewed Israeli optimism for a conclusion to the war in Gaza based on the United States’ re-election of Donald Trump.  Inflation in Israel is now back to the target range of the Bank of Israel. Iran’s positioning in the region declined with Israel’s and the United States’ direct attacks. The underweight to the Health Care sector was positive but was overshadowed by an overweight in the Technology sector. Stock selection was good in Financials and Real Estate but more challenged in Consumer Discretionary, Energy, and Technology. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund
Without Load	63.62%	16.81%	12.99%
With Load	54.62%	15.50%	12.35%
Israel TA-125 Index	72.41%	20.07%	11.45%

Fund Statistics

Net Assets	$158,438,766
Number of Portfolio Holdings	54
Advisory Fee	$1,231,992
Portfolio Turnover	8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	6.3%
Health Care Facilities & Services	1.2%
Leisure Facilities & Services	1.5%
Electrical Equipment	2.1%
Technology Services	2.2%
Apparel & Textile Products	2.4%
Retail - Consumer Staples	2.5%
Money Market Funds	2.7%
REIT	3.5%
Institutional Financial Services	5.3%
Oil & Gas Producers	7.1%
Semiconductors	7.3%
Insurance	7.9%
Aerospace & Defense	8.2%
Real Estate Owners & Developers	10.8%
Software	13.8%
Banking	15.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.8%
Money Market Funds	2.7%
Partnership Shares	3.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Bank Leumi Le-Israel BM	5.9%
Elbit Systems Ltd.	5.5%
Tel Aviv Stock Exchange Ltd.	5.3%
Phoenix Holdings Ltd. (The)	4.7%
Nova Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.9%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.8%
Azrieli Group Ltd.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Israel Common Values Fund - Class A (TPAIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPAIX

Timothy Plan Israel Common Values Fund

Class C (TPCIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$323	2.46%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Israel Common Values Fund
Israel TA-125 Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$31,464
$29,570
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Israel Common Values Fund	Israel TA-125 Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,141	$10,147
Sep-2017	$13,436	$11,044
Sep-2018	$14,269	$12,420
Sep-2019	$16,161	$13,246
Sep-2020	$15,030	$11,851
Sep-2021	$22,253	$17,382
Sep-2022	$19,320	$15,989
Sep-2023	$17,170	$14,740
Sep-2024	$19,377	$17,151
Sep-2025	$31,464	$29,570

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

ISRAEL COMMON VALUES FUND

The fund recorded its strongest annual return since inception. Performance was largely driven by renewed Israeli optimism for a conclusion to the war in Gaza based on the United States’ re-election of Donald Trump.  Inflation in Israel is now back to the target range of the Bank of Israel. Iran’s positioning in the region declined with Israel’s and the United States’ direct attacks. The underweight to the Health Care sector was positive but was overshadowed by an overweight in the Technology sector. Stock selection was good in Financials and Real Estate but more challenged in Consumer Discretionary, Energy, and Technology. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund	62.38%	15.92%	12.15%
Israel TA-125 Index	72.41%	20.07%	11.45%

Fund Statistics

Net Assets	$158,438,766
Number of Portfolio Holdings	54
Advisory Fee	$1,231,992
Portfolio Turnover	8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	6.3%
Health Care Facilities & Services	1.2%
Leisure Facilities & Services	1.5%
Electrical Equipment	2.1%
Technology Services	2.2%
Apparel & Textile Products	2.4%
Retail - Consumer Staples	2.5%
Money Market Funds	2.7%
REIT	3.5%
Institutional Financial Services	5.3%
Oil & Gas Producers	7.1%
Semiconductors	7.3%
Insurance	7.9%
Aerospace & Defense	8.2%
Real Estate Owners & Developers	10.8%
Software	13.8%
Banking	15.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.8%
Money Market Funds	2.7%
Partnership Shares	3.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Bank Leumi Le-Israel BM	5.9%
Elbit Systems Ltd.	5.5%
Tel Aviv Stock Exchange Ltd.	5.3%
Phoenix Holdings Ltd. (The)	4.7%
Nova Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.9%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.8%
Azrieli Group Ltd.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Israel Common Values Fund - Class C (TPCIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPCIX

Timothy Plan Israel Common Values Fund

Class I (TICIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$193	1.46%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Israel Common Values Fund
Israel TA-125 Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$34,792
$29,570
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Israel Common Values Fund	Israel TA-125 Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,251	$10,147
Sep-2017	$13,712	$11,044
Sep-2018	$14,702	$12,420
Sep-2019	$16,825	$13,246
Sep-2020	$15,802	$11,851
Sep-2021	$23,636	$17,382
Sep-2022	$20,728	$15,989
Sep-2023	$18,606	$14,740
Sep-2024	$21,212	$17,151
Sep-2025	$34,792	$29,570

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

ISRAEL COMMON VALUES FUND

The fund recorded its strongest annual return since inception. Performance was largely driven by renewed Israeli optimism for a conclusion to the war in Gaza based on the United States’ re-election of Donald Trump.  Inflation in Israel is now back to the target range of the Bank of Israel. Iran’s positioning in the region declined with Israel’s and the United States’ direct attacks. The underweight to the Health Care sector was positive but was overshadowed by an overweight in the Technology sector. Stock selection was good in Financials and Real Estate but more challenged in Consumer Discretionary, Energy, and Technology. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund	64.02%	17.10%	13.28%
Israel TA-125 Index	72.41%	20.07%	11.45%

Fund Statistics

Net Assets	$158,438,766
Number of Portfolio Holdings	54
Advisory Fee	$1,231,992
Portfolio Turnover	8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	6.3%
Health Care Facilities & Services	1.2%
Leisure Facilities & Services	1.5%
Electrical Equipment	2.1%
Technology Services	2.2%
Apparel & Textile Products	2.4%
Retail - Consumer Staples	2.5%
Money Market Funds	2.7%
REIT	3.5%
Institutional Financial Services	5.3%
Oil & Gas Producers	7.1%
Semiconductors	7.3%
Insurance	7.9%
Aerospace & Defense	8.2%
Real Estate Owners & Developers	10.8%
Software	13.8%
Banking	15.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.8%
Money Market Funds	2.7%
Partnership Shares	3.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Bank Leumi Le-Israel BM	5.9%
Elbit Systems Ltd.	5.5%
Tel Aviv Stock Exchange Ltd.	5.3%
Phoenix Holdings Ltd. (The)	4.7%
Nova Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.9%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.8%
Azrieli Group Ltd.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Israel Common Values Fund - Class I (TICIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TICIX

Timothy Plan Large/Mid Cap Growth Fund

Class A (TLGAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.38%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Growth Fund
Russell 1000® Growth Index
Russell 1000® Index
$62,500
$50,000
$37,500
$25,000
$12,500
$0
$56,188
$40,586
$29,952
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Large/Mid Cap Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
Sep-2015	$9,451	$10,000	$10,000
Sep-2016	$10,079	$11,376	$11,493
Sep-2017	$11,745	$13,872	$13,624
Sep-2018	$13,095	$17,520	$16,044
Sep-2019	$12,902	$18,169	$16,665
Sep-2020	$15,086	$24,989	$19,334
Sep-2021	$19,811	$31,815	$25,321
Sep-2022	$16,098	$24,628	$20,962
Sep-2023	$19,130	$31,455	$25,404
Sep-2024	$26,042	$44,726	$34,468
Sep-2025	$29,952	$56,188	$40,586

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

LARGE/MID CAP GROWTH FUND

The market continues to be led by large technology companies—the “Magnificent 7”—which accounted for 61% of the index’s rise. Timothy Plan screens filtered out all but two (Tesla and Nvidia) during this period. These gains were largely fueled by artificial intelligence and confidence in these firms’ ability to profit from development. Information Technology was a bright spot for the portfolio. Health Care, Consumer Discretionary, and Industrials sectors detracted from relative performance. The Fund remains focused on high-quality growth names while managing valuation and concentration risk in a technology-driven market. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund
Without Load	15.01%	14.70%	12.23%
With Load	8.68%	13.41%	11.59%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
Russell 1000® Index	17.75%	15.99%	15.04%

Fund Statistics

Net Assets	$283,418,267
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$1,715,933
Portfolio Turnover	40%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	9.6%
Industrial Support Services	1.7%
Insurance	1.8%
Entertainment Content	1.8%
Institutional Financial Services	1.8%
Commercial Support Services	2.1%
Machinery	2.3%
Chemicals	3.3%
Money Market Funds	3.6%
Medical Equipment & Devices	3.7%
Retail - Discretionary	3.9%
Technology Hardware	4.3%
Retail - Consumer Staples	4.7%
Electrical Equipment	5.1%
Equity	9.4%
Software	17.9%
Semiconductors	23.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Exchange-Traded Funds	9.3%
Money Market Funds	3.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	9.4%
Broadcom, Inc.	7.5%
NVIDIA Corporation	6.1%
Costco Wholesale Corporation	4.7%
KLA Corporation	4.1%
Amphenol Corporation - Class A	2.8%
ServiceNow, Inc.	2.8%
Arista Networks, Inc.	2.6%
O'Reilly Automotive, Inc.	2.5%
Caterpillar, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Large/Mid Cap Growth Fund - Class A (TLGAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TLGAX

Timothy Plan Large/Mid Cap Growth Fund

Class C (TLGCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.13%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Growth Fund
Russell 1000® Growth Index
Russell 1000® Index
$62,500
$50,000
$37,500
$25,000
$12,500
$0
$56,188
$40,586
$29,442
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Large/Mid Cap Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,604	$11,376	$11,493
Sep-2017	$12,256	$13,872	$13,624
Sep-2018	$13,558	$17,520	$16,044
Sep-2019	$13,254	$18,169	$16,665
Sep-2020	$15,387	$24,989	$19,334
Sep-2021	$20,054	$31,815	$25,321
Sep-2022	$16,190	$24,628	$20,962
Sep-2023	$19,070	$31,455	$25,404
Sep-2024	$25,772	$44,726	$34,468
Sep-2025	$29,442	$56,188	$40,586

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

LARGE/MID CAP GROWTH FUND

The market continues to be led by large technology companies—the “Magnificent 7”—which accounted for 61% of the index’s rise. Timothy Plan screens filtered out all but two (Tesla and Nvidia) during this period. These gains were largely fueled by artificial intelligence and confidence in these firms’ ability to profit from development. Information Technology was a bright spot for the portfolio. Health Care, Consumer Discretionary, and Industrials sectors detracted from relative performance. The Fund remains focused on high-quality growth names while managing valuation and concentration risk in a technology-driven market. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund	14.24%	13.86%	11.40%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
Russell 1000® Index	17.75%	15.99%	15.04%

Fund Statistics

Net Assets	$283,418,267
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$1,715,933
Portfolio Turnover	40%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	9.6%
Industrial Support Services	1.7%
Insurance	1.8%
Entertainment Content	1.8%
Institutional Financial Services	1.8%
Commercial Support Services	2.1%
Machinery	2.3%
Chemicals	3.3%
Money Market Funds	3.6%
Medical Equipment & Devices	3.7%
Retail - Discretionary	3.9%
Technology Hardware	4.3%
Retail - Consumer Staples	4.7%
Electrical Equipment	5.1%
Equity	9.4%
Software	17.9%
Semiconductors	23.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Exchange-Traded Funds	9.3%
Money Market Funds	3.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	9.4%
Broadcom, Inc.	7.5%
NVIDIA Corporation	6.1%
Costco Wholesale Corporation	4.7%
KLA Corporation	4.1%
Amphenol Corporation - Class A	2.8%
ServiceNow, Inc.	2.8%
Arista Networks, Inc.	2.6%
O'Reilly Automotive, Inc.	2.5%
Caterpillar, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Large/Mid Cap Growth Fund - Class C (TLGCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TLGCX

Timothy Plan Large/Mid Cap Growth Fund

Class I (TPLIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.13%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Growth Fund
Russell 1000® Growth Index
Russell 1000® Index
$62,500
$50,000
$37,500
$25,000
$12,500
$0
$56,188
$40,586
$32,499
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Large/Mid Cap Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,701	$11,376	$11,493
Sep-2017	$12,494	$13,872	$13,624
Sep-2018	$13,955	$17,520	$16,044
Sep-2019	$13,782	$18,169	$16,665
Sep-2020	$16,167	$24,989	$19,334
Sep-2021	$21,282	$31,815	$25,321
Sep-2022	$17,346	$24,628	$20,962
Sep-2023	$20,644	$31,455	$25,404
Sep-2024	$28,177	$44,726	$34,468
Sep-2025	$32,499	$56,188	$40,586

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

LARGE/MID CAP GROWTH FUND

The market continues to be led by large technology companies—the “Magnificent 7”—which accounted for 61% of the index’s rise. Timothy Plan screens filtered out all but two (Tesla and Nvidia) during this period. These gains were largely fueled by artificial intelligence and confidence in these firms’ ability to profit from development. Information Technology was a bright spot for the portfolio. Health Care, Consumer Discretionary, and Industrials sectors detracted from relative performance. The Fund remains focused on high-quality growth names while managing valuation and concentration risk in a technology-driven market. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund	15.34%	14.99%	12.51%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
Russell 1000® Index	17.75%	15.99%	15.04%

Fund Statistics

Net Assets	$283,418,267
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$1,715,933
Portfolio Turnover	40%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	9.6%
Industrial Support Services	1.7%
Insurance	1.8%
Entertainment Content	1.8%
Institutional Financial Services	1.8%
Commercial Support Services	2.1%
Machinery	2.3%
Chemicals	3.3%
Money Market Funds	3.6%
Medical Equipment & Devices	3.7%
Retail - Discretionary	3.9%
Technology Hardware	4.3%
Retail - Consumer Staples	4.7%
Electrical Equipment	5.1%
Equity	9.4%
Software	17.9%
Semiconductors	23.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Exchange-Traded Funds	9.3%
Money Market Funds	3.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	9.4%
Broadcom, Inc.	7.5%
NVIDIA Corporation	6.1%
Costco Wholesale Corporation	4.7%
KLA Corporation	4.1%
Amphenol Corporation - Class A	2.8%
ServiceNow, Inc.	2.8%
Arista Networks, Inc.	2.6%
O'Reilly Automotive, Inc.	2.5%
Caterpillar, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Large/Mid Cap Growth Fund - Class I (TPLIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPLIX

Timothy Plan Large/Mid Cap Value Fund

Class A (TLVAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.25%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Value Fund
S&P 500® Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$41,530
$24,022
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Large/Mid Cap Value Fund	S&P 500® Index
Sep-2015	$9,450	$10,000
Sep-2016	$10,055	$11,543
Sep-2017	$11,372	$13,691
Sep-2018	$12,916	$16,143
Sep-2019	$13,244	$16,830
Sep-2020	$13,765	$19,380
Sep-2021	$17,880	$25,194
Sep-2022	$16,146	$21,296
Sep-2023	$18,398	$25,900
Sep-2024	$23,583	$35,315
Sep-2025	$24,022	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

LARGE/MID CAP VALUE FUND

The Fund performed well for the first half of the period but a market shift in April toward risk left our quality value style behind. An underweight position in the growth-oriented Information Technology sector as well as an underweight in the Industrials sector hampered performance. The Fund benefited from stock selection in the Consumer Discretionary sector. The Fund’s Adviser (Westwood) believes that downside risks remain and are underweight sectors with high valuations such as Communication Services and Information Technology while favoring Industrials, Materials and Utilities that show more consistent cash flow.  Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund
Without Load	1.86%	11.78%	9.78%
With Load	-3.73%	10.53%	9.16%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$330,662,896
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$2,014,793
Portfolio Turnover	31%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	19.3%
Institutional Financial Services	2.2%
Health Care Facilities & Services	2.2%
Retail - Discretionary	2.3%
Aerospace & Defense	2.4%
Medical Equipment & Devices	3.3%
Food	3.5%
Oil & Gas Producers	3.6%
Containers & Packaging	3.6%
Technology Services	3.6%
Banking	3.9%
Electric Utilities	4.2%
Electrical Equipment	4.6%
Money Market Funds	5.5%
Software	5.7%
Semiconductors	11.3%
Equity	18.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Exchange-Traded Funds	18.8%
Money Market Funds	5.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	10.2%
Timothy Plan US Large/Mid Cap Core ETF	8.6%
Monolithic Power Systems, Inc.	2.8%
Rambus, Inc.	2.5%
General Dynamics Corporation	2.4%
Littelfuse, Inc.	2.3%
O'Reilly Automotive, Inc.	2.3%
Hubbell, Inc.	2.3%
Broadcom, Inc.	2.2%
HCA Healthcare, Inc.	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024.

Effective December 1, 2024, Timothy Plan voluntarily reduced the advisory fee to 0.70% from 0.75%. Effective February 1, 2025, Timothy Plan increased the fee to 0.75%.

Timothy Plan Large/Mid Cap Value Fund - Class A (TLVAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TLVAX

Timothy Plan Large/Mid Cap Value Fund

Class C (TLVCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	2.00%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Value Fund
S&P 500® Index
$47,500
$40,000
$32,500
$25,000
$17,500
$10,000
$41,530
$23,606
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Large/Mid Cap Value Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,564	$11,543
Sep-2017	$11,861	$13,691
Sep-2018	$13,372	$16,143
Sep-2019	$13,605	$16,830
Sep-2020	$14,033	$19,380
Sep-2021	$18,089	$25,194
Sep-2022	$16,218	$21,296
Sep-2023	$18,337	$25,900
Sep-2024	$23,331	$35,315
Sep-2025	$23,606	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

LARGE/MID CAP VALUE FUND

The Fund performed well for the first half of the period but a market shift in April toward risk left our quality value style behind. An underweight position in the growth-oriented Information Technology sector as well as an underweight in the Industrials sector hampered performance. The Fund benefited from stock selection in the Consumer Discretionary sector. The Fund’s Adviser (Westwood) believes that downside risks remain and are underweight sectors with high valuations such as Communication Services and Information Technology while favoring Industrials, Materials and Utilities that show more consistent cash flow.  Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund	1.18%	10.96%	8.97%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$330,662,896
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$2,014,793
Portfolio Turnover	31%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	19.3%
Institutional Financial Services	2.2%
Health Care Facilities & Services	2.2%
Retail - Discretionary	2.3%
Aerospace & Defense	2.4%
Medical Equipment & Devices	3.3%
Food	3.5%
Oil & Gas Producers	3.6%
Containers & Packaging	3.6%
Technology Services	3.6%
Banking	3.9%
Electric Utilities	4.2%
Electrical Equipment	4.6%
Money Market Funds	5.5%
Software	5.7%
Semiconductors	11.3%
Equity	18.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Exchange-Traded Funds	18.8%
Money Market Funds	5.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	10.2%
Timothy Plan US Large/Mid Cap Core ETF	8.6%
Monolithic Power Systems, Inc.	2.8%
Rambus, Inc.	2.5%
General Dynamics Corporation	2.4%
Littelfuse, Inc.	2.3%
O'Reilly Automotive, Inc.	2.3%
Hubbell, Inc.	2.3%
Broadcom, Inc.	2.2%
HCA Healthcare, Inc.	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024.

Effective December 1, 2024, Timothy Plan voluntarily reduced the advisory fee to 0.70% from 0.75%. Effective February 1, 2025, Timothy Plan increased the fee to 0.75%.

Timothy Plan Large/Mid Cap Value Fund - Class C (TLVCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TLVCX

Timothy Plan Large/Mid Cap Value Fund

Class I (TMVIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.00%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Value Fund
S&P 500® Index
$47,500
$40,000
$32,500
$25,000
$17,500
$10,000
$41,530
$26,080
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Large/Mid Cap Value Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,674	$11,543
Sep-2017	$12,099	$13,691
Sep-2018	$13,773	$16,143
Sep-2019	$14,156	$16,830
Sep-2020	$14,755	$19,380
Sep-2021	$19,211	$25,194
Sep-2022	$17,390	$21,296
Sep-2023	$19,861	$25,900
Sep-2024	$25,527	$35,315
Sep-2025	$26,080	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

LARGE/MID CAP VALUE FUND

The Fund performed well for the first half of the period but a market shift in April toward risk left our quality value style behind. An underweight position in the growth-oriented Information Technology sector as well as an underweight in the Industrials sector hampered performance. The Fund benefited from stock selection in the Consumer Discretionary sector. The Fund’s Adviser (Westwood) believes that downside risks remain and are underweight sectors with high valuations such as Communication Services and Information Technology while favoring Industrials, Materials and Utilities that show more consistent cash flow.  Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund	2.17%	12.07%	10.06%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$330,662,896
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$2,014,793
Portfolio Turnover	31%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	19.3%
Institutional Financial Services	2.2%
Health Care Facilities & Services	2.2%
Retail - Discretionary	2.3%
Aerospace & Defense	2.4%
Medical Equipment & Devices	3.3%
Food	3.5%
Oil & Gas Producers	3.6%
Containers & Packaging	3.6%
Technology Services	3.6%
Banking	3.9%
Electric Utilities	4.2%
Electrical Equipment	4.6%
Money Market Funds	5.5%
Software	5.7%
Semiconductors	11.3%
Equity	18.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Exchange-Traded Funds	18.8%
Money Market Funds	5.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	10.2%
Timothy Plan US Large/Mid Cap Core ETF	8.6%
Monolithic Power Systems, Inc.	2.8%
Rambus, Inc.	2.5%
General Dynamics Corporation	2.4%
Littelfuse, Inc.	2.3%
O'Reilly Automotive, Inc.	2.3%
Hubbell, Inc.	2.3%
Broadcom, Inc.	2.2%
HCA Healthcare, Inc.	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024.

Effective December 1, 2024, Timothy Plan voluntarily reduced the advisory fee to 0.70% from 0.75%. Effective February 1, 2025, Timothy Plan increased the fee to 0.75%.

Timothy Plan Large/Mid Cap Value Fund - Class I (TMVIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TMVIX

Timothy Plan Small Cap Value Fund

Class A (TPLNX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.43%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small Cap Value Fund
Russell 2000® Index
Russell 3000® Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$39,447
$25,391
$20,473
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Small Cap Value Fund	Russell 2000® Index	Russell 3000® Index
Sep-2015	$9,448	$10,000	$10,000
Sep-2016	$10,456	$11,547	$11,496
Sep-2017	$12,709	$13,942	$13,647
Sep-2018	$13,994	$16,066	$16,046
Sep-2019	$13,467	$14,638	$16,514
Sep-2020	$11,530	$14,695	$18,992
Sep-2021	$17,413	$21,701	$25,045
Sep-2022	$14,307	$16,602	$20,630
Sep-2023	$16,518	$18,085	$24,852
Sep-2024	$20,507	$22,925	$33,598
Sep-2025	$20,473	$25,391	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

Small Cap Value

Small-cap and value stocks lagged large-caps for most of the year, but signs of rotation toward smaller companies appeared late in the period. Relative underperformance was driven by positions in Health Care, Materials, and Industrials. Conversely, a relative overweight in Utilities benefited the Fund. After the strong returns of the past twelve months, there is concern that valuations are stretched and risks are pointing to the downside. The Fund is underweight high-growth sectors such as Information Technology and Health Care while favoring sectors like Industrials, Materials and Real Estate. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund
Without Load	-0.17%	12.17%	8.04%
With Load	-5.66%	10.91%	7.43%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$173,795,101
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,266,675
Portfolio Turnover	56%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	20.0%
Engineering & Construction	1.8%
Money Market Funds	2.1%
Household Products	2.4%
Institutional Financial Services	2.6%
Machinery	2.6%
Medical Equipment & Devices	3.1%
Electric Utilities	3.2%
Retail - Discretionary	3.4%
Electrical Equipment	3.5%
Aerospace & Defense	3.7%
Software	4.4%
Oil & Gas Producers	4.7%
Chemicals	6.4%
REIT	7.7%
Equity	13.9%
Banking	14.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.0%
Exchange-Traded Funds	13.9%
Money Market Funds	2.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	13.9%
Avista Corporation	1.9%
Moog, Inc. - Class A	1.8%
National Bank Holdings Corporation - Class A	1.8%
Academy Sports & Outdoors, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Veeco Instruments, Inc.	1.8%
Hayward Holdings, Inc.	1.8%
Merit Medical Systems, Inc.	1.8%
City Holding Company	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Small Cap Value Fund - Class A (TPLNX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPLNX

Timothy Plan Small Cap Value Fund

Class C (TSVCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.18%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small Cap Value Fund
Russell 2000® Index
Russell 3000® Index
$40,000
$32,500
$25,000
$17,500
$10,000
$39,447
$25,391
$20,105
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Small Cap Value Fund	Russell 2000® Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,981	$11,547	$11,496
Sep-2017	$13,254	$13,942	$13,647
Sep-2018	$14,479	$16,066	$16,046
Sep-2019	$13,829	$14,638	$16,514
Sep-2020	$11,753	$14,695	$18,992
Sep-2021	$17,611	$21,701	$25,045
Sep-2022	$14,363	$16,602	$20,630
Sep-2023	$16,461	$18,085	$24,852
Sep-2024	$20,293	$22,925	$33,598
Sep-2025	$20,105	$25,391	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

Small Cap Value

Small-cap and value stocks lagged large-caps for most of the year, but signs of rotation toward smaller companies appeared late in the period. Relative underperformance was driven by positions in Health Care, Materials, and Industrials. Conversely, a relative overweight in Utilities benefited the Fund. After the strong returns of the past twelve months, there is concern that valuations are stretched and risks are pointing to the downside. The Fund is underweight high-growth sectors such as Information Technology and Health Care while favoring sectors like Industrials, Materials and Real Estate. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund	-0.93%	11.33%	7.23%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$173,795,101
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,266,675
Portfolio Turnover	56%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	20.0%
Engineering & Construction	1.8%
Money Market Funds	2.1%
Household Products	2.4%
Institutional Financial Services	2.6%
Machinery	2.6%
Medical Equipment & Devices	3.1%
Electric Utilities	3.2%
Retail - Discretionary	3.4%
Electrical Equipment	3.5%
Aerospace & Defense	3.7%
Software	4.4%
Oil & Gas Producers	4.7%
Chemicals	6.4%
REIT	7.7%
Equity	13.9%
Banking	14.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.0%
Exchange-Traded Funds	13.9%
Money Market Funds	2.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	13.9%
Avista Corporation	1.9%
Moog, Inc. - Class A	1.8%
National Bank Holdings Corporation - Class A	1.8%
Academy Sports & Outdoors, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Veeco Instruments, Inc.	1.8%
Hayward Holdings, Inc.	1.8%
Merit Medical Systems, Inc.	1.8%
City Holding Company	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Small Cap Value Fund - Class C (TSVCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TSVCX

Timothy Plan Small Cap Value Fund

Class I (TPVIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.18%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small Cap Value Fund
Russell 2000® Index
Russell 3000® Index
$40,000
$32,500
$25,000
$17,500
$10,000
$39,447
$25,391
$22,223
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Small Cap Value Fund	Russell 2000® Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,092	$11,547	$11,496
Sep-2017	$13,520	$13,942	$13,647
Sep-2018	$14,922	$16,066	$16,046
Sep-2019	$14,399	$14,638	$16,514
Sep-2020	$12,363	$14,695	$18,992
Sep-2021	$18,708	$21,701	$25,045
Sep-2022	$15,406	$16,602	$20,630
Sep-2023	$17,836	$18,085	$24,852
Sep-2024	$22,197	$22,925	$33,598
Sep-2025	$22,223	$25,391	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

Small Cap Value

Small-cap and value stocks lagged large-caps for most of the year, but signs of rotation toward smaller companies appeared late in the period. Relative underperformance was driven by positions in Health Care, Materials, and Industrials. Conversely, a relative overweight in Utilities benefited the Fund. After the strong returns of the past twelve months, there is concern that valuations are stretched and risks are pointing to the downside. The Fund is underweight high-growth sectors such as Information Technology and Health Care while favoring sectors like Industrials, Materials and Real Estate. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund	0.12%	12.44%	8.31%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$173,795,101
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,266,675
Portfolio Turnover	56%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	20.0%
Engineering & Construction	1.8%
Money Market Funds	2.1%
Household Products	2.4%
Institutional Financial Services	2.6%
Machinery	2.6%
Medical Equipment & Devices	3.1%
Electric Utilities	3.2%
Retail - Discretionary	3.4%
Electrical Equipment	3.5%
Aerospace & Defense	3.7%
Software	4.4%
Oil & Gas Producers	4.7%
Chemicals	6.4%
REIT	7.7%
Equity	13.9%
Banking	14.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.0%
Exchange-Traded Funds	13.9%
Money Market Funds	2.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	13.9%
Avista Corporation	1.9%
Moog, Inc. - Class A	1.8%
National Bank Holdings Corporation - Class A	1.8%
Academy Sports & Outdoors, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Veeco Instruments, Inc.	1.8%
Hayward Holdings, Inc.	1.8%
Merit Medical Systems, Inc.	1.8%
City Holding Company	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Small Cap Value Fund - Class I (TPVIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TPVIX

Timothy Plan Small/Mid Cap Growth Fund

Class A (TAAGX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.60%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small/Mid Cap Growth Fund
Russell 3000® Index
Russell Midcap® Growth Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$39,447
$35,084
$27,124
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Small/Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
Sep-2015	$9,455	$10,000	$10,000
Sep-2016	$9,358	$11,496	$11,124
Sep-2017	$11,127	$13,647	$13,106
Sep-2018	$12,719	$16,046	$15,872
Sep-2019	$11,610	$16,514	$16,698
Sep-2020	$14,634	$18,992	$20,577
Sep-2021	$19,592	$25,045	$26,843
Sep-2022	$14,368	$20,630	$18,925
Sep-2023	$16,896	$24,852	$22,230
Sep-2024	$24,120	$33,598	$28,751
Sep-2025	$27,124	$39,447	$35,084

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

SMALL/MID CAP GROWTH FUND

The environment for small and mid-cap stocks was favorable, as excitement from broad deregulation was abundant.  The continued robust AI capex cycle had a positive impact on many industries. Industrial engineering companies, industrial HVAC sectors, and independent power providers all participated in this vigorous capex cycle. Conversely, the worst performing sectors were Consumer Discretionary and Healthcare. The Fund continues to focus on innovative growth companies across diversified industries, positioned for potential upside from continued AI and infrastructure investment.  Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund
Without Load	12.46%	13.14%	11.11%
With Load	6.30%	11.86%	10.49%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Fund Statistics

Net Assets	$87,577,183
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$588,740
Portfolio Turnover	74%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	7.4%
REIT	2.0%
Retail - Discretionary	2.5%
Leisure Facilities & Services	2.6%
Electric Utilities	3.3%
Specialty Finance	3.5%
Oil & Gas Producers	4.1%
Industrial Support Services	4.8%
Aerospace & Defense	5.4%
Technology Services	5.9%
Banking	7.1%
Technology Hardware	7.2%
Electrical Equipment	7.3%
Software	8.5%
Medical Equipment & Devices	9.0%
Semiconductors	9.0%
Engineering & Construction	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.5%
Marvell Technology, Inc.	4.5%
Comfort Systems USA, Inc.	4.5%
Amphenol Corporation - Class A	3.8%
FTAI Aviation Ltd.	3.5%
Vistra Corporation	3.3%
Quanta Services, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Cheniere Energy, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Small/Mid Cap Growth Fund - Class A (TAAGX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TAAGX

Timothy Plan Small/Mid Cap Growth Fund

Class C (TCAGX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$249	2.35%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small/Mid Cap Growth Fund
Russell 3000® Index
Russell Midcap® Growth Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
$39,447
$35,084
$26,648

	Timothy Plan Small/Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$9,827	$11,496	$11,124
Sep-2017	$11,583	$13,647	$13,106
Sep-2018	$13,166	$16,046	$15,872
Sep-2019	$11,923	$16,514	$16,698
Sep-2020	$14,913	$18,992	$20,577
Sep-2021	$19,815	$25,045	$26,843
Sep-2022	$14,419	$20,630	$18,925
Sep-2023	$16,844	$24,852	$22,230
Sep-2024	$23,865	$33,598	$28,751
Sep-2025	$26,648	$39,447	$35,084

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

SMALL/MID CAP GROWTH FUND

The environment for small and mid-cap stocks was favorable, as excitement from broad deregulation was abundant.  The continued robust AI capex cycle had a positive impact on many industries. Industrial engineering companies, industrial HVAC sectors, and independent power providers all participated in this vigorous capex cycle. Conversely, the worst performing sectors were Consumer Discretionary and Healthcare. The Fund continues to focus on innovative growth companies across diversified industries, positioned for potential upside from continued AI and infrastructure investment.  Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund	11.66%	12.31%	10.30%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Fund Statistics

Net Assets	$87,577,183
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$588,740
Portfolio Turnover	74%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	7.4%
REIT	2.0%
Retail - Discretionary	2.5%
Leisure Facilities & Services	2.6%
Electric Utilities	3.3%
Specialty Finance	3.5%
Oil & Gas Producers	4.1%
Industrial Support Services	4.8%
Aerospace & Defense	5.4%
Technology Services	5.9%
Banking	7.1%
Technology Hardware	7.2%
Electrical Equipment	7.3%
Software	8.5%
Medical Equipment & Devices	9.0%
Semiconductors	9.0%
Engineering & Construction	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.5%
Marvell Technology, Inc.	4.5%
Comfort Systems USA, Inc.	4.5%
Amphenol Corporation - Class A	3.8%
FTAI Aviation Ltd.	3.5%
Vistra Corporation	3.3%
Quanta Services, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Cheniere Energy, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Small/Mid Cap Growth Fund - Class C (TCAGX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TCAGX

Timothy Plan Small/Mid Cap Growth Fund

Class I (TIAGX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.35%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small/Mid Cap Growth Fund
Russell 3000® Index
Russell Midcap® Growth Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$39,447
$35,084
$29,393
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Small/Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$9,925	$11,496	$11,124
Sep-2017	$11,826	$13,647	$13,106
Sep-2018	$13,555	$16,046	$15,872
Sep-2019	$12,405	$16,514	$16,698
Sep-2020	$15,669	$18,992	$20,577
Sep-2021	$21,026	$25,045	$26,843
Sep-2022	$15,459	$20,630	$18,925
Sep-2023	$18,208	$24,852	$22,230
Sep-2024	$26,081	$33,598	$28,751
Sep-2025	$29,393	$39,447	$35,084

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

SMALL/MID CAP GROWTH FUND

The environment for small and mid-cap stocks was favorable, as excitement from broad deregulation was abundant.  The continued robust AI capex cycle had a positive impact on many industries. Industrial engineering companies, industrial HVAC sectors, and independent power providers all participated in this vigorous capex cycle. Conversely, the worst performing sectors were Consumer Discretionary and Healthcare. The Fund continues to focus on innovative growth companies across diversified industries, positioned for potential upside from continued AI and infrastructure investment.  Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund	12.70%	13.41%	11.38%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Fund Statistics

Net Assets	$87,577,183
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$588,740
Portfolio Turnover	74%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	7.4%
REIT	2.0%
Retail - Discretionary	2.5%
Leisure Facilities & Services	2.6%
Electric Utilities	3.3%
Specialty Finance	3.5%
Oil & Gas Producers	4.1%
Industrial Support Services	4.8%
Aerospace & Defense	5.4%
Technology Services	5.9%
Banking	7.1%
Technology Hardware	7.2%
Electrical Equipment	7.3%
Software	8.5%
Medical Equipment & Devices	9.0%
Semiconductors	9.0%
Engineering & Construction	10.4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.5%
Marvell Technology, Inc.	4.5%
Comfort Systems USA, Inc.	4.5%
Amphenol Corporation - Class A	3.8%
FTAI Aviation Ltd.	3.5%
Vistra Corporation	3.3%
Quanta Services, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Cheniere Energy, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Small/Mid Cap Growth Fund - Class I (TIAGX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TIAGX

Timothy Plan Strategic Growth Fund

Class A (TSGAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Strategic Growth Fund
Dow Jones Moderately Aggressive Portfolio Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,447
$24,864
$15,290
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Strategic Growth Fund	Dow Jones Moderately Aggressive Portfolio Index	Russell 3000® Index
Sep-2015	$9,450	$10,000	$10,000
Sep-2016	$9,831	$11,217	$11,496
Sep-2017	$10,676	$12,828	$13,647
Sep-2018	$10,923	$14,033	$16,046
Sep-2019	$10,895	$14,323	$16,514
Sep-2020	$11,116	$15,295	$18,992
Sep-2021	$13,245	$19,195	$25,045
Sep-2022	$11,149	$15,570	$20,630
Sep-2023	$11,972	$17,729	$24,852
Sep-2024	$14,034	$22,002	$33,598
Sep-2025	$15,290	$24,864	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

STRATEGIC GROWTH FUND

The Fund's performance reflects its allocation across various Timothy Plan mutual funds and ETFs. TPIF was the main driver of performance, as International markets continued to be stronger than domestic. The allocation to TPHD, TPHE, TPLC, TPLE, and TPSC all slightly lagged their benchmarks, but did contribute positive performance, and helped minimize the downside. Allocations to Fixed Income and High-Yield Bonds added stability, though they trailed equities. TPMN closed on 07/29/2025 and was reallocated to the bond position of the portfolio. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Strategic Growth Fund
Without Load	8.95%	6.58%	4.93%
With Load	2.96%	5.39%	4.34%
Dow Jones Moderately Aggressive Portfolio Index	13.01%	10.21%	9.54%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$34,578,299
Number of Portfolio Holdings	8
Advisory Fee	$50,027
Portfolio Turnover	40%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.1%
Money Market Funds	1.5%
Fixed Income	23.9%
Equity	74.7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.9%
Money Market Funds	1.5%
Open End Funds	37.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	22.0%
Timothy Plan International ETF	16.3%
Timothy Plan Fixed Income Fund - Class A	15.9%
Timothy Plan International Fund - Class A	13.9%
Timothy Plan US Small Cap Core ETF	12.5%
Timothy Plan High Dividend Stock ETF	10.0%
Timothy Plan High Yield Bond Fund - Class A	8.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Strategic Growth Fund - Class A (TSGAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TSGAX

Timothy Plan Strategic Growth Fund

Class C (TSGCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.44%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Strategic Growth Fund
Dow Jones Moderately Aggressive Portfolio Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,447
$24,864
$15,093
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Strategic Growth Fund	Dow Jones Moderately Aggressive Portfolio Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,325	$11,217	$11,496
Sep-2017	$11,130	$12,828	$13,647
Sep-2018	$11,299	$14,033	$16,046
Sep-2019	$11,187	$14,323	$16,514
Sep-2020	$11,336	$15,295	$18,992
Sep-2021	$13,398	$19,195	$25,045
Sep-2022	$11,199	$15,570	$20,630
Sep-2023	$11,954	$17,729	$24,852
Sep-2024	$13,940	$22,002	$33,598
Sep-2025	$15,093	$24,864	$39,447

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

STRATEGIC GROWTH FUND

The Fund's performance reflects its allocation across various Timothy Plan mutual funds and ETFs. TPIF was the main driver of performance, as International markets continued to be stronger than domestic. The allocation to TPHD, TPHE, TPLC, TPLE, and TPSC all slightly lagged their benchmarks, but did contribute positive performance, and helped minimize the downside. Allocations to Fixed Income and High-Yield Bonds added stability, though they trailed equities. TPMN closed on 07/29/2025 and was reallocated to the bond position of the portfolio. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Strategic Growth Fund	8.27%	5.89%	4.20%
Dow Jones Moderately Aggressive Portfolio Index	13.01%	10.21%	9.54%
Russell 3000® Index	17.41%	15.74%	14.71%

Fund Statistics

Net Assets	$34,578,299
Number of Portfolio Holdings	8
Advisory Fee	$50,027
Portfolio Turnover	40%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.1%
Money Market Funds	1.5%
Fixed Income	23.9%
Equity	74.7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.9%
Money Market Funds	1.5%
Open End Funds	37.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	22.0%
Timothy Plan International ETF	16.3%
Timothy Plan Fixed Income Fund - Class A	15.9%
Timothy Plan International Fund - Class A	13.9%
Timothy Plan US Small Cap Core ETF	12.5%
Timothy Plan High Dividend Stock ETF	10.0%
Timothy Plan High Yield Bond Fund - Class A	8.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Strategic Growth Fund - Class C (TSGCX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TSGCX

Timothy Plan Strategic Growth Fund

Class I (TISGX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Timothy Plan Strategic Growth Fund
Dow Jones Moderately Aggressive Portfolio Index
Russell 3000® Index
$20,000
$15,000
$10,000
$5,000
$0
$15,072
$13,490
$12,404
Sep-2023
Sep-2023
Sep-2024
Sep-2025

	Timothy Plan Strategic Growth Fund	Dow Jones Moderately Aggressive Portfolio Index	Russell 3000® Index
Sep-2023	$10,000	$10,000	$10,000
Sep-2023	$9,681	$9,619	$9,496
Sep-2024	$11,358	$11,937	$12,837
Sep-2025	$12,404	$13,490	$15,072

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

12 Months Ended September 30, 2025

STRATEGIC GROWTH FUND

The Fund's performance reflects its allocation across various Timothy Plan mutual funds and ETFs. TPIF was the main driver of performance, as International markets continued to be stronger than domestic. The allocation to TPHD, TPHE, TPLC, TPLE, and TPSC all slightly lagged their benchmarks, but did contribute positive performance, and helped minimize the downside. Allocations to Fixed Income and High-Yield Bonds added stability, though they trailed equities. TPMN closed on 07/29/2025 and was reallocated to the bond position of the portfolio. Visit https://www.timothyplan.com for more recent performance information.

Average Annual Total Returns

	1 Year	Since Inception (September 1, 2023)
Timothy Plan Strategic Growth Fund	9.21%	10.92%
Dow Jones Moderately Aggressive Portfolio Index	13.01%	15.48%
Russell 3000® Index	17.41%	21.81%

Fund Statistics

Net Assets	$34,578,299
Number of Portfolio Holdings	8
Advisory Fee	$50,027
Portfolio Turnover	40%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.1%
Money Market Funds	1.5%
Fixed Income	23.9%
Equity	74.7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.9%
Money Market Funds	1.5%
Open End Funds	37.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	22.0%
Timothy Plan International ETF	16.3%
Timothy Plan Fixed Income Fund - Class A	15.9%
Timothy Plan International Fund - Class A	13.9%
Timothy Plan US Small Cap Core ETF	12.5%
Timothy Plan High Dividend Stock ETF	10.0%
Timothy Plan High Yield Bond Fund - Class A	8.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Timothy Plan Strategic Growth Fund - Class I (TISGX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TISGX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an Audit committee currently composed of three independent trustees, Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland. The registrant’s board of trustees has determined that Mr. Alan Ross is qualified to serve as an Audit Committee Financial expert, and has designated him as such.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

The Timothy Plan
FY 2025	$190,000
FY 2024	$190,100

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance.
(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and 2024, respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and 2024, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements

Annual Financial Statements and Additional Information

September 30, 2025

TIMOTHY PLAN FAMILY OF FUNDS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 1

Section 1 | Schedule of Investments

SEPTEMBER 30, 2025

Small/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE — 5.4%
14,108	Howmet Aerospace, Inc.	$2,768,413
12,776	Rocket Lab Corporation(a)	612,098
999	TransDigm Group, Inc.	1,316,702
		4,697,213
	BANKING — 7.1%
110,819	First Horizon Corporation	2,505,618
12,924	Pinnacle Financial Partners, Inc.	1,212,142
18,974	Wintrust Financial Corporation	2,512,916
		6,230,676
	BEVERAGES — 1.3%
19,777	Celsius Holdings, Inc.(a)	1,136,980

	BIOTECH & PHARMA — 1.5%
3,118	United Therapeutics Corporation(a)	1,307,097

	CONSTRUCTION MATERIALS — 1.7%
29,969	Amrize Ltd.(a)	1,454,396

	DATA CENTER REIT — 2.0%
9,963	Digital Realty Trust, Inc.	1,722,403

	ELECTRIC UTILITIES — 3.3%
14,779	Vistra Corporation	2,895,502

	ELECTRICAL EQUIPMENT — 7.3%
26,630	Amphenol Corporation, Class A	3,295,462
8,664	Itron, Inc.(a)	1,079,188
13,172	Vertiv Holdings Company, Class A	1,987,128
		6,361,778
	ENGINEERING & CONSTRUCTION — 10.4%
4,755	Comfort Systems USA, Inc.	3,923,732
11,108	MasTec, Inc.(a)	2,363,893
6,800	Quanta Services, Inc.	2,818,056
		9,105,681
	HEALTH CARE FACILITIES & SERVICES — 1.4%
11,488	GeneDx Holdings Corporation(a)	1,237,717

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 2

Small/Mid Cap Growth Fund

Shares		Fair Value
	INDUSTRIAL SUPPORT SERVICES — 4.8%
34,922	Fastenal Company	$1,712,575
2,655	United Rentals, Inc.	2,534,622
		4,247,197
	LEISURE FACILITIES & SERVICES — 2.6%
5,146	Domino’s Pizza, Inc.	2,221,580

	MEDICAL EQUIPMENT & DEVICES — 9.0%
7,529	Insulet Corporation(a)	2,324,428
7,274	Masimo Corporation(a)	1,073,279
23,376	Merit Medical Systems, Inc.(a)	1,945,584
15,930	Natera, Inc.(a)	2,564,252
		7,907,543
	OIL & GAS PRODUCERS — 4.1%
11,039	Cheniere Energy, Inc.	2,593,944
6,698	Diamondback Energy, Inc.	958,484
		3,552,428
	RETAIL - DISCRETIONARY — 2.5%
14,539	Ross Stores, Inc.	2,215,598

	SEMICONDUCTORS — 9.0%
11,788	Coherent Corp.(a)	1,269,803
46,722	Marvell Technology, Inc.	3,927,918
3,031	Monolithic Power Systems, Inc.	2,790,460
		7,988,181
	SOFTWARE — 8.5%
7,895	Manhattan Associates, Inc.(a)	1,618,317
7,436	MongoDB, Inc.(a)	2,307,985
26,265	Nutanix, Inc., Class A(a)	1,953,853
5,208	Zscaler, Inc.(a)	1,560,629
		7,440,784
	SPECIALTY FINANCE — 3.5%
18,225	FTAI Aviation Ltd.	3,041,024

	TECHNOLOGY HARDWARE — 7.2%
16,868	Seagate Technology Holdings plc	3,981,860
48,074	Super Micro Computer, Inc.(a)	2,304,668
		6,286,528

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 3

Small/Mid Cap Growth Fund

Shares		Fair Value
	TECHNOLOGY SERVICES — 5.9%
3,952	CACI International, Inc., Class A(a)	$1,971,179
5,176	Coinbase Global, Inc., Class A(a)	1,746,848
2,619	MSCI, Inc.	1,486,048
		5,204,075

	TOTAL COMMON STOCKS (Cost $66,098,525)	86,254,381

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND — 1.5%
1,352,548	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(b) (Cost $1,352,548)	1,352,548

	TOTAL INVESTMENTS — 100.0% (Cost $67,451,073)	$87,606,929
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%(c)	(29,746)
	NET ASSETS — 100.0%	$87,577,183

Ltd.	Limited Company
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 4

International Fund

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE — 6.3%
82,000	Safran S.A. - ADR	$7,241,420
92,200	Thales S.A. - ADR	5,803,068
		13,044,488
	APPAREL & TEXTILE PRODUCTS — 2.0%
219,000	Cie Financiere Richemont S.A. - ADR	4,185,090

	BANKING — 16.3%
38,922	DBS Group Holdings Ltd. - ADR	6,159,796
38,600	HDFC Bank Ltd. - ADR	1,318,576
67,100	ICICI Bank Ltd. - ADR	2,028,433
414,000	Itau Unibanco Holding S.A. - ADR	3,038,760
96,700	KBC Group N.V. - ADR	5,776,858
930,000	Lloyds Banking Group plc - ADR	4,222,200
303,000	Sumitomo Mitsui Financial Group, Inc. - ADR	5,072,220
167,000	UniCredit SpA - ADR	6,335,979
		33,952,822
	BIOTECH & PHARMA — 4.0%
5,700	Argenx S.E. - ADR(a)	4,204,092
137,000	Genmab A/S - ADR(a)	4,201,790
		8,405,882
	CHEMICALS — 2.2%
109,362	Air Liquide S.A. - ADR	4,530,868

	CONSTRUCTION MATERIALS — 3.3%
57,000	CRH plc	6,834,300

	DIVERSIFIED INDUSTRIALS — 1.7%
138,000	Hitachi Ltd. - ADR	3,629,400

	ELECTRIC UTILITIES — 3.3%
438,000	Enel SpA - ADR	4,143,480
35,200	Iberdrola S.A. - ADR	2,677,312
		6,820,792
	ELECTRICAL EQUIPMENT — 2.9%
84,000	ABB Ltd. - ADR	6,043,800

	ENGINEERING & CONSTRUCTION — 3.0%
63,000	Cellnex Telecom S.A. - ADR	1,088,640
149,000	Vinci S.A. - ADR	5,164,340
		6,252,980

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 5

International Fund

Shares		Fair Value
	HOUSEHOLD PRODUCTS — 1.7%
248,000	Haleon plc - ADR	$2,224,560
408,000	Unicharm Corporation - ADR	1,313,760
		3,538,320
	INDUSTRIAL SUPPORT SERVICES — 1.5%
11,600	Ashtead Group plc - ADR	3,114,600

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
169,000	London Stock Exchange Group plc - ADR	4,892,550

	INSURANCE — 4.2%
297,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen - ADR	3,798,630
120,000	Tokio Marine Holdings, Inc. - ADR	5,052,000
		8,850,630
	INTERNET MEDIA & SERVICES — 7.1%
71,500	Nebius Group N.V., Class A(a)	8,027,305
472,181	Prosus N.V. - ADR	6,667,196
		14,694,501
	MACHINERY — 3.8%
244,000	Atlas Copco A.B. - ADR	3,648,776
66,150	Techtronic Industries Company Ltd. - ADR	4,223,347
		7,872,123
	MEDICAL EQUIPMENT & DEVICES — 5.4%
62,500	Alcon, Inc.	4,656,875
34,000	Hoya Corporation - ADR	4,681,460
55,400	Smith & Nephew plc - ADR	2,010,466
		11,348,801
	METALS & MINING — 0.6%
20,300	Rio Tinto plc - ADR	1,340,003

	OIL & GAS PRODUCERS — 4.2%
142,600	Canadian Natural Resources Ltd.	4,557,496
129,000	Equinor ASA - ADR	3,145,020
81,500	Petroleo Brasileiro S.A. - ADR	1,031,790
		8,734,306
	SEMICONDUCTORS — 7.2%
7,200	ASM International N.V. - ADR	4,327,200
9,300	NXP Semiconductors N.V.	2,117,889
38,000	STMicroelectronics N.V. - ADR	1,073,880
26,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,484,972
		15,003,941
	SPECIALTY FINANCE — 1.6%
126,000	ORIX Corporation - ADR	3,291,120

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 6

International Fund

Shares		Fair Value
	TECHNOLOGY HARDWARE — 2.1%
351,328	FUJIFILM Holdings Corporation - ADR	$4,338,901

	TECHNOLOGY SERVICES — 2.7%
57,500	Amadeus IT Group S.A. - ADR	4,556,875
70,000	Infosys Ltd. - ADR	1,138,900
		5,695,775
	TRANSPORTATION & LOGISTICS — 4.2%
62,000	Canadian Pacific Kansas City Ltd.	4,618,380
70,000	Ryanair Holdings plc - ADR	4,215,400
		8,833,780
	WHOLESALE - CONSUMER STAPLES — 2.0%
37,100	ITOCHU Corporation - ADR	4,269,616

	TOTAL COMMON STOCKS (Cost $120,059,931)	199,519,389

	SHORT-TERM INVESTMENT — 4.3%
	MONEY MARKET FUND — 4.3%
9,059,946	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(b) (Cost $9,059,946)	9,059,946

	TOTAL INVESTMENTS — 99.9% (Cost $129,119,877)	$208,579,335
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	208,760
	NET ASSETS — 100.0%	$208,788,095

A.B.	Aktiebolag
ADR	American Depositary Receipt
A/S	Anonim Sirketi
ASA	Allmennaksjeselskap
Ltd.	Limited Company
N.V.	Naamioze Vennootschap
plc	Public Limited Company
S.A.	Société Anonyme
S.E.	Societas Europaea
SpA	Societa per Azioni

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 7

International Fund

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS	COUNTRY
15.2%	Japan	2.1%	India
12.7%	Netherlands	2.0%	Hong Kong
11.0%	France	2.0%	Denmark
8.5%	United Kingdom	1.9%	Brazil
7.1%	Switzerland	1.8%	Germany
5.3%	Ireland	1.7%	Sweden
5.0%	Italy	1.5%	Norway
4.4%	Canada	95.6%	Total
4.0%	Spain	4.3%	Money Market Fund
3.6%	Taiwan Province of China	0.1%	Other Assets in Excess of Liabilities
3.0%	Singapore	100.0%	Grand Total
2.8%	Belgium

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 8

Large/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 87.0%
	AEROSPACE & DEFENSE — 0.9%
1,891	TransDigm Group, Inc.	$2,492,376

	ASSET MANAGEMENT — 0.8%
60,966	Blue Owl Capital, Inc.	1,032,154
3,745	LPL Financial Holdings, Inc.	1,245,924
		2,278,078
	BIOTECH & PHARMA — 1.1%
21,563	Zoetis, Inc.	3,155,098

	CHEMICALS — 3.3%
12,952	Linde plc	6,152,199
9,475	Sherwin-Williams Company (The)	3,280,814
		9,433,013
	COMMERCIAL SUPPORT SERVICES — 2.1%
17,739	Cintas Corporation	3,641,107
10,506	Waste Management, Inc.	2,320,040
		5,961,147
	CONSTRUCTION MATERIALS — 1.0%
4,589	Martin Marietta Materials, Inc.	2,892,355

	E-COMMERCE DISCRETIONARY — 0.9%
78,880	Coupang, Inc.(a)	2,539,936

	ELECTRICAL EQUIPMENT — 5.1%
64,220	Amphenol Corporation, Class A	7,947,225
3,179	GE Vernova, LLC	1,954,767
4,342	Trane Technologies plc	1,832,150
18,360	Vertiv Holdings Company	2,769,790
		14,503,932
	ENTERTAINMENT CONTENT — 1.8%
7,106	AppLovin Corporation, Class A(a)	5,105,945

	HEALTH CARE FACILITIES & SERVICES — 0.7%
4,683	HCA Healthcare, Inc.	1,995,895

	INDUSTRIAL REIT — 1.0%
24,080	Prologis, Inc.	2,757,642

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 9

Large/Mid Cap Growth Fund

Shares		Fair Value
	INDUSTRIAL SUPPORT SERVICES — 1.7%
59,178	Fastenal Company	$2,902,089
1,903	WW Grainger, Inc.	1,813,483
		4,715,572
	INFRASTRUCTURE REIT — 0.8%
12,253	American Tower Corporation	2,356,497

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
31,227	Intercontinental Exchange, Inc.	5,261,126

	INSURANCE — 1.8%
10,545	Arthur J. Gallagher & Company	3,266,208
7,297	Progressive Corporation (The)	1,801,994
		5,068,202
	LEISURE FACILITIES & SERVICES — 0.9%
65,072	Chipotle Mexican Grill, Inc.(a)	2,550,172

	MACHINERY — 2.3%
13,886	Caterpillar, Inc.	6,625,705

	MEDICAL EQUIPMENT & DEVICES — 3.7%
10,656	Intuitive Surgical, Inc.(a)	4,765,683
15,558	Stryker Corporation	5,751,326
		10,517,009
	RETAIL - CONSUMER STAPLES — 4.7%
14,369	Costco Wholesale Corporation	13,300,377

	RETAIL - DISCRETIONARY — 3.9%
4,657	Carvana Company(a)	1,756,807
66,901	O’Reilly Automotive, Inc.(a)	7,212,597
38,605	Tractor Supply Company	2,195,466
		11,164,870
	SEMICONDUCTORS — 23.0%
19,740	Analog Devices, Inc.	4,850,118
26,287	ARM Holdings plc - ADR(a)	3,719,348
64,034	Broadcom, Inc.	21,125,458
10,789	KLA Corporation	11,637,015
93,248	NVIDIA Corporation	17,398,212
5,069	NXP Semiconductors N.V.	1,154,363
17,995	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,025,823
		64,910,337

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 10

Large/Mid Cap Growth Fund

Shares		Fair Value
	SOFTWARE — 17.9%
17,094	Cadence Design Systems, Inc.(a)	$6,004,438
6,980	Crowdstrike Holdings, Inc., Class A(a)	3,422,852
13,644	Guidewire Software, Inc.(a)	3,136,210
17,603	Palantir Technologies, Inc., Class A(a)	3,211,139
28,241	Palo Alto Networks, Inc.(a)	5,750,432
12,908	Roper Technologies, Inc.	6,437,091
8,528	ServiceNow, Inc.(a)	7,848,149
32,394	Shopify, Inc., Class A(a)	4,814,072
8,453	Snowflake, Inc., Class A(a)	1,906,574
10,913	Synopsys, Inc.(a)	5,384,365
5,482	Tyler Technologies, Inc.(a)	2,867,963
		50,783,285
	TECHNOLOGY HARDWARE — 4.3%
50,819	Arista Networks, Inc.(a)	7,404,836
32,883	Ciena Corporation(a)	4,790,067
		12,194,903
	TECHNOLOGY SERVICES — 0.4%
30,373	Toast, Inc., Class A(a)	1,108,918

	TRANSPORTATION & LOGISTICS — 1.1%
41,821	Canadian Pacific Kansas City Ltd.	3,115,246

	TOTAL COMMON STOCKS (Cost $180,397,256)	246,787,636

	EXCHANGE-TRADED FUND — 9.4%
	EQUITY — 9.4%
573,000	Timothy Plan US Large/Mid Cap Core ETF(b)	26,528,181

	TOTAL EXCHANGE-TRADED FUND (Cost $20,988,985)	26,528,181

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 11

Large/Mid Cap Growth Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND — 3.6%
10,106,622	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(c) (Cost $10,106,622)	$10,106,622

	TOTAL INVESTMENTS — 100.0% (Cost $211,492,863)	$283,422,439
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%(d)	(4,172)
	NET ASSETS — 100.0%	$283,418,267

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
Ltd.	Limited Company
N.V.	Naamioze Vennootschap
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 12

Small Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 83.9%
	AEROSPACE & DEFENSE — 3.7%
33,944	AAR Corporation(a)	$3,043,758
15,344	Moog, Inc., Class A	3,186,488
		6,230,246
	BANKING — 14.4%
83,249	Atlantic Union Bankshares Corporation	2,937,857
32,570	Bank of NT Butterfield & Son Ltd. (The)	1,397,904
45,307	Banner Corporation	2,967,609
24,954	City Holding Company	3,091,052
20,834	Coastal Financial Corporation(a)	2,253,614
7,221	FB Financial Corporation	402,499
54,940	First Bancorp	2,905,777
81,169	National Bank Holdings Corporation, Class A	3,136,370
77,643	Renasant Corporation	2,864,250
101,098	Seacoast Banking Corporation of Florida	3,076,412
		25,033,344
	BIOTECH & PHARMA — 1.7%
46,757	Prestige Consumer Healthcare, Inc.(a)	2,917,637

	CHEMICALS — 6.4%
42,180	Avient Corporation	1,389,831
12,554	Hawkins, Inc.	2,293,867
18,078	Innospec, Inc.	1,394,898
30,875	Sensient Technologies Corporation	2,897,619
63,835	Stepan Company	3,044,930
		11,021,145
	CONSTRUCTION MATERIALS — 1.3%
29,120	Knife River Corporation(a)	2,238,454

	ELECTRIC UTILITIES — 3.2%
87,278	Avista Corporation	3,299,981
39,096	Northwestern Energy Group, Inc.	2,291,417
		5,591,398
	ELECTRICAL EQUIPMENT — 3.5%
66,703	Atmus Filtration Technologies, Inc.	3,007,638
205,716	Hayward Holdings, Inc.(a)	3,110,426
		6,118,064
	ENGINEERING & CONSTRUCTION — 1.8%
36,424	Everus Construction Group, Inc.(a)	3,123,358

	FOOD — 0.8%
14,733	J & J Snack Foods Corporation	1,415,694

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 13

Small Cap Value Fund

Shares		Fair Value
	FORESTRY, PAPER & WOOD PRODUCTS — 1.7%
38,686	Boise Cascade Company	$2,991,202

	HOME CONSTRUCTION — 1.8%
48,509	Century Communities, Inc.	3,074,015

	HOUSEHOLD PRODUCTS — 2.4%
42,488	Central Garden & Pet Company, Class A(a)	1,254,671
30,018	Interparfums, Inc.	2,953,170
		4,207,841
	INDUSTRIAL INTERMEDIATE PRODUCTS — 1.3%
21,020	AZZ, Inc.	2,293,913

	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
73,863	Perella Weinberg Partners	1,574,759
8,279	Piper Sandler Companies	2,872,730
		4,447,489
	INSURANCE — 1.7%
105,282	Baldwin Insurance Group, Inc. (The)(a)	2,970,005

	LEISURE FACILITIES & SERVICES — 1.3%
41,176	Cheesecake Factory, Inc. (The)	2,249,857

	LEISURE PRODUCTS — 1.8%
92,040	YETI Holdings, Inc.(a)	3,053,887

	MACHINERY — 2.6%
15,077	Alamo Group, Inc.	2,878,199
7,825	Standex International Corporation	1,658,118
		4,536,317
	MEDICAL EQUIPMENT & DEVICES — 3.1%
49,484	CONMED Corporation	2,327,233
37,185	Merit Medical Systems, Inc.(a)	3,094,907
		5,422,140
	OFFICE REIT — 1.7%
99,146	COPT Defense Properties	2,881,183

	OIL & GAS PRODUCERS — 4.7%
9,109	Gulfport Energy Corporation(a)	1,648,547
71,139	Infinity Natural Resources, Inc., Class A(a)	932,632
109,704	Northern Oil & Gas, Inc.	2,720,659
111,296	SM Energy Company	2,779,061
		8,080,899

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 14

Small Cap Value Fund

Shares		Fair Value
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
58,918	Thermon Group Holdings, Inc.(a)	$1,574,289

	REAL ESTATE INVESTMENT TRUSTS — 4.3%
71,552	Plymouth Industrial REIT, Inc.	1,597,756
72,958	PotlatchDeltic Corporation	2,973,039
146,021	Urban Edge Properties	2,989,050
		7,559,845
	REAL ESTATE SERVICES — 1.0%
96,922	Newmark Group, Inc., Class A	1,807,595

	RETAIL - DISCRETIONARY — 3.4%
62,534	Academy Sports & Outdoors, Inc.	3,127,951
8,290	Boot Barn Holdings, Inc.(a)	1,373,819
20,802	Sonic Automotive, Inc., Class A	1,582,824
		6,084,594
	RETAIL REIT — 1.7%
118,479	Four Corners Property Trust, Inc.	2,890,888

	SEMICONDUCTORS — 1.8%
102,509	Veeco Instruments, Inc.(a)	3,119,349

	SOFTWARE — 4.4%
57,214	Blackline, Inc.(a)	3,038,063
29,936	Donnelley Financial Solutions, Inc.(a)	1,539,608
124,923	Verra Mobility Corporation, Class A(a)	3,085,599
		7,663,270
	TRANSPORTATION & LOGISTICS — 1.2%
31,052	ArcBest Corporation	2,169,603

	TRANSPORTATION EQUIPMENT — 1.7%
51,930	Blue Bird Corporation(a)	2,988,572

	TOTAL COMMON STOCKS (Cost $138,116,135)	145,756,093

	EXCHANGE-TRADED FUND — 13.9%
	EQUITY — 13.9%
580,000	Timothy Plan US Small Cap Core ETF(b)	24,110,600

	TOTAL EXCHANGE-TRADED FUND (Cost $14,834,080)	24,110,600

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 15

Small Cap Value Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND — 2.1%
3,727,983	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(c) (Cost $3,727,983)	$3,727,983

	TOTAL INVESTMENTS — 99.9% (Cost $156,678,198)	$173,594,676
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	200,425
	NET ASSETS — 100.0%	$173,795,101

ETF	Exchange-Traded Fund
Ltd.	Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 16

Large/Mid Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 75.7%
	AEROSPACE & DEFENSE — 2.4%
23,452	General Dynamics Corporation	$7,997,132

	BANKING — 3.9%
46,051	Cullen/Frost Bankers, Inc.	5,837,885
71,186	SouthState Bank Corporation	7,038,160
		12,876,045
	CHEMICALS — 1.8%
16,964	Sherwin-Williams Company (The)	5,873,955

	COMMERCIAL SUPPORT SERVICES — 1.6%
30,277	Waste Connections, Inc.	5,322,697

	CONSTRUCTION MATERIALS — 1.9%
45,228	Advanced Drainage Systems, Inc.	6,273,124

	CONTAINERS & PACKAGING — 3.6%
55,114	Crown Holdings, Inc.	5,323,461
29,860	Packaging Corporation of America	6,507,389
		11,830,850
	ELECTRIC UTILITIES — 4.2%
94,157	NextEra Energy, Inc.	7,107,912
58,443	WEC Energy Group, Inc.	6,696,983
		13,804,895
	ELECTRICAL EQUIPMENT — 4.6%
17,436	Hubbell, Inc.	7,502,885
29,706	Littelfuse, Inc.	7,694,151
		15,197,036
	FOOD — 3.5%
36,524	Marzetti Company (The)	6,310,983
80,220	McCormick & Company, Inc.	5,367,520
		11,678,503
	HEALTH CARE FACILITIES & SERVICES — 2.2%
17,047	HCA Healthcare, Inc.	7,265,431

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
42,750	Intercontinental Exchange, Inc.	7,202,520

	INSURANCE — 1.8%
19,176	Arthur J. Gallagher & Company	5,939,574

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 17

Large/Mid Cap Value Fund

Shares		Fair Value
	LEISURE FACILITIES & SERVICES — 1.5%
11,309	Domino’s Pizza, Inc.	$4,882,208

	MACHINERY — 1.7%
12,301	Deere & Company	5,624,755

	MEDICAL EQUIPMENT & DEVICES — 3.3%
57,927	Revvity, Inc.	5,077,302
23,046	STERIS plc	5,702,502
		10,779,804
	OIL & GAS PRODUCERS — 3.6%
57,825	ConocoPhillips	5,469,667
55,916	EOG Resources, Inc.	6,269,302
		11,738,969
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
57,041	Prologis, Inc.	6,532,335

	RETAIL - CONSUMER STAPLES — 1.7%
5,918	Costco Wholesale Corporation	5,477,878

	RETAIL - DISCRETIONARY — 2.3%
70,515	O’Reilly Automotive, Inc.(a)	7,602,223

	SEMICONDUCTORS — 11.3%
22,450	Broadcom, Inc.	7,406,480
88,646	Microchip Technology, Inc.	5,692,846
10,218	Monolithic Power Systems, Inc.	9,407,100
79,955	Rambus, Inc.(a)	8,331,311
37,130	Texas Instruments, Inc.	6,821,895
		37,659,632
	SOFTWARE — 5.7%
19,530	Cadence Design Systems, Inc.(a)	6,860,108
10,890	Tyler Technologies, Inc.(a)	5,697,212
252,214	Verra Mobility Corporation, Class A(a)	6,229,686
		18,787,006
	TECHNOLOGY SERVICES — 3.6%
66,548	Amdocs Ltd.	5,460,263
13,048	CACI International, Inc., Class A(a)	6,508,082
		11,968,345
	TIMBER REIT — 1.7%
225,834	Weyerhaeuser Company	5,598,425

	TRANSPORTATION & LOGISTICS — 1.8%
176,004	CSX Corporation	6,249,902

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 18

Large/Mid Cap Value Fund

Shares		Fair Value
	WHOLESALE - DISCRETIONARY — 1.8%
19,446	Pool Corporation	$6,029,621

	TOTAL COMMON STOCKS (Cost $193,517,847)	250,192,865

	EXCHANGE-TRADED FUNDS — 18.8%
	EQUITY — 18.8%
858,500	Timothy Plan High Dividend Stock ETF(b)	33,769,355
616,000	Timothy Plan US Large/Mid Cap Core ETF(b)	28,518,952
		62,288,307
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,251,098)	62,288,307

	SHORT-TERM INVESTMENT — 5.5%
	MONEY MARKET FUND — 5.5%
18,197,456	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(c) (Cost $18,197,456)	18,197,456

	TOTAL INVESTMENTS — 100.0% (Cost $261,966,401)	$330,678,628
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%(d)	(15,732)
	NET ASSETS — 100.0%	$330,662,896

ETF	Exchange-Traded Fund
Ltd.	Limited Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 19

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	ASSET BACKED SECURITIES — 4.6%
	CLO — 1.5%
1,665,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(a)	4.4200	09/17/29	$1,683,575

	OTHER ABS — 3.1%
1,115,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	1,127,113
2,320,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	2,335,199
				3,462,312

	TOTAL ASSET BACKED SECURITIES (Cost $5,099,759)			5,145,887

	CORPORATE BONDS — 29.6%
	CHEMICALS — 2.1%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,567,336
805,000	Nutrien Ltd.	2.9500	05/13/30	759,181
				2,326,517
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	461,927
450,000	Waste Management, Inc.	4.6250	02/15/33	455,466
				917,393
	ELECTRIC UTILITIES — 3.3%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,164,173
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,034,995
405,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	416,003
				3,615,171
	GAS & WATER UTILITIES — 2.0%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,165,434

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	994,695

	MACHINERY — 1.6%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	902,806
900,000	John Deere Capital Corporation	3.9000	06/07/32	878,567
				1,781,373
	METALS & MINING — 3.4%
925,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	959,231
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,489,827
930,000	Rio Tinto Finance USA plc	5.0000	03/14/32	956,531
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	463,619
				3,869,208

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 20

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	OIL & GAS PRODUCERS — 6.4%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	$1,894,953
1,595,000	Columbia Pipelines Operating Company, LLC(a)	5.6950	10/01/54	1,536,178
1,150,000	Energy Transfer, L.P.	5.6000	09/01/34	1,181,168
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,999,216
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	470,524
				7,082,039
	REAL ESTATE INVESTMENT TRUSTS — 4.1%
930,000	American Tower Corporation	5.3500	03/15/35	956,133
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,510,105
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,134,510
				4,600,748
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,569,155

	RETAIL - DISCRETIONARY — 1.7%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,854,120

	TRANSPORTATION & LOGISTICS — 1.9%
2,190,000	CSX Corporation	3.2500	06/01/27	2,164,376

	TOTAL CORPORATE BONDS (Cost $32,750,970)			32,940,229

	NON U.S. GOVERNMENT & AGENCIES — 4.6%
	LOCAL AUTHORITY — 2.0%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,216,899

	SOVEREIGN — 2.6%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,851,408
1,000,000	Mexico Government International Bond	6.8750	05/13/37	1,080,550
				2,931,958

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,014,539)			5,148,857

	U.S. GOVERNMENT & AGENCIES — 59.4%
	AGENCY FIXED RATE — 37.6%
957,194	Fannie Mae Pool FM5537	2.0000	01/01/36	886,117
703,763	Fannie Mae Pool MA4316	2.5000	04/01/36	663,774
567,471	Fannie Mae Pool MA4366	2.5000	06/01/41	510,497
330,233	Fannie Mae Pool MA4475	2.5000	11/01/41	296,050
943,915	Fannie Mae Pool MA4617	3.0000	04/01/42	875,139

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 21

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	AGENCY FIXED RATE — 37.6% (Continued)
788,519	Fannie Mae Pool FM4053	2.5000	08/01/50	$676,712
1,086,089	Fannie Mae Pool CA8897	3.0000	02/01/51	972,761
659,844	Fannie Mae Pool MA4258	3.5000	02/01/51	610,007
378,231	Fannie Mae Pool FM6550	2.0000	03/01/51	310,350
660,792	Fannie Mae Pool CB0855	3.0000	06/01/51	586,395
1,297,883	Fannie Mae Pool FS3744	2.0000	07/01/51	1,057,538
393,494	Fannie Mae Pool FS1807	3.5000	07/01/51	363,859
1,310,368	Fannie Mae Pool CB1384	2.5000	08/01/51	1,119,779
698,466	Fannie Mae Pool FS9085	3.0000	12/01/51	616,561
1,166,131	Fannie Mae Pool FS6141	2.0000	01/01/52	950,412
289,788	Fannie Mae Pool BU1322	2.5000	02/01/52	247,870
810,219	Fannie Mae Pool CB3486	3.5000	05/01/52	743,741
428,321	Fannie Mae Pool FS1704	4.0000	05/01/52	408,365
705,636	Fannie Mae Pool BV9960	4.0000	06/01/52	670,879
774,568	Fannie Mae Pool FS3159	4.5000	10/01/52	758,330
1,135,848	Fannie Mae Pool FS4075	5.0000	04/01/53	1,138,474
1,086,745	Fannie Mae Pool FS5044	4.5000	06/01/53	1,071,619
260,408	Fannie Mae Pool FS4621	5.0000	06/01/53	262,157
1,574,690	Fannie Mae Pool MA5039	5.5000	06/01/53	1,594,869
840,257	Fannie Mae Pool FS8291	5.5000	07/01/53	857,487
1,009,825	Fannie Mae Pool FS6787	6.0000	01/01/54	1,045,634
1,020,854	Fannie Mae Pool CB7980	5.5000	02/01/54	1,039,290
243,862	Fannie Mae Pool FS8138	6.5000	06/01/54	255,579
1,059,699	Fannie Mae Pool FS9456	5.5000	11/01/54	1,073,013
44,195	Ginnie Mae I Pool 723248	5.0000	10/15/39	45,373
192,129	Ginnie Mae I Pool 783060	4.0000	08/15/40	184,523
103,866	Ginnie Mae I Pool 783403	3.5000	09/15/41	97,449
81,620	Ginnie Mae II Pool 4520	5.0000	08/20/39	83,820
110,680	Ginnie Mae II Pool 4947	5.0000	02/20/41	112,727
201,553	Ginnie Mae II Pool MA3376	3.5000	01/20/46	188,132
128,178	Ginnie Mae II Pool MA3596	3.0000	04/20/46	116,550
340,986	Ginnie Mae II Pool MA3663	3.5000	05/20/46	318,174
123,373	Ginnie Mae II Pool MA3736	3.5000	06/20/46	115,068
213,429	Ginnie Mae II Pool MA4004	3.5000	10/20/46	198,885
142,401	Ginnie Mae II Pool MA4509	3.0000	06/20/47	128,982
170,828	Ginnie Mae II Pool MA4652	3.5000	08/20/47	158,937
209,190	Ginnie Mae II Pool MA4719	3.5000	09/20/47	193,938
214,495	Ginnie Mae II Pool MA4778	3.5000	10/20/47	199,563
169,912	Ginnie Mae II Pool MA4901	4.0000	12/20/47	162,827
146,708	Ginnie Mae II Pool MA4963	4.0000	01/20/48	140,357
136,985	Ginnie Mae II Pool MA6092	4.5000	08/20/49	134,404
146,493	Ginnie Mae II Pool MA6156	4.5000	09/20/49	144,297

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 22

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	AGENCY FIXED RATE — 37.6% (Continued)
549,673	Ginnie Mae II Pool BN2662	3.0000	10/20/49	$492,592
137,042	Ginnie Mae II Pool MA6221	4.5000	10/20/49	136,146
137,665	Ginnie Mae II Pool MA6477	4.5000	02/20/50	135,944
217,502	Ginnie Mae II Pool MA6478	5.0000	02/20/50	221,137
217,140	Ginnie Mae II Pool MA6544	4.5000	03/20/50	214,090
153,288	Ginnie Mae II Pool MA6545	5.0000	03/20/50	156,102
917,535	Ginnie Mae II Pool MA6598	2.5000	04/20/50	792,746
224,221	Ginnie Mae II Pool MA6600	3.5000	04/20/50	206,827
188,667	Ginnie Mae II Pool MA6601	4.0000	04/20/50	179,438
173,363	Ginnie Mae II Pool MA6603	5.0000	04/20/50	175,906
822,499	Ginnie Mae II Pool MA7255	2.5000	03/20/51	709,599
606,355	Ginnie Mae II Pool MA7418	2.5000	06/20/51	522,932
1,003,456	Ginnie Mae II Pool MA7419	3.0000	06/20/51	898,500
913,836	Ginnie Mae II Pool MA7472	2.5000	07/20/51	788,386
1,058,477	Ginnie Mae II Pool CE1974	3.0000	08/20/51	959,054
1,010,170	Ginnie Mae II Pool CE1990	2.5000	09/20/51	870,565
1,077,737	Ginnie Mae II Pool MA7705	2.5000	11/20/51	929,449
1,137,450	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,019,356
860,389	Ginnie Mae II Pool MA7829	3.5000	01/20/52	793,242
838,671	Ginnie Mae II Pool MA7939	4.0000	03/20/52	796,797
952,819	Ginnie Mae II Pool MA7987	2.5000	04/20/52	821,716
901,415	Ginnie Mae II Pool MA8268	4.5000	09/20/52	881,907
923,315	Ginnie Mae II Pool MA8800	5.0000	04/20/53	923,544
1,096,686	Ginnie Mae II Pool MA8874	3.0000	05/20/53	993,876
1,101,106	Ginnie Mae II Pool MA8943	3.0000	06/20/53	986,761
830,347	Ginnie Mae II Pool MA9017	5.5000	07/20/53	842,219
886,740	Ginnie Mae II Pool MB0091	5.0000	12/20/54	883,990
217,591	Ginnie Mae II Pool MB0366	5.5000	05/20/55	219,480
				41,939,565
	U.S. TREASURY BILLS — 21.8%
2,210,000	United States Treasury Note	4.8750	04/30/26	2,223,102
2,030,000	United States Treasury Note	4.6250	04/30/29	2,095,539
520,000	United States Treasury Note	4.6250	04/30/31	541,470
9,135,000	United States Treasury Note	4.2500	08/15/35	9,209,935
3,430,000	United States Treasury Note	4.5000	02/15/44	3,353,696
6,945,000	United States Treasury Note	4.6250	05/15/54	6,819,122
				24,242,864
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $69,099,360)			66,182,429

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 23

Fixed Income Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND — 1.1%
1,228,366	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(b) (Cost $1,228,366)	$1,228,366

	TOTAL INVESTMENTS — 99.3% (Cost $113,192,994)	$110,645,768
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%	812,789
	NET ASSETS — 100.0%	$111,458,557

LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company
S.A.	Société Anonyme

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of Rule 144A securities is $6,149,701 or 5.5% of net assets.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 24

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 92.1%
	AEROSPACE & DEFENSE — 2.1%
1,165,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$1,194,585
2,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	2,047,175
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,296,308
325,000	TransDigm, Inc.(a)		6.2500	01/31/34	334,157
					4,872,225
	AUTOMOTIVE — 6.2%
3,500,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	3,673,082
2,705,000	Adient Global Holdings Ltd.(a)		7.5000	02/15/33	2,800,689
5,620,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	5,752,890
2,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	2,330,898
					14,557,559
	CHEMICALS — 9.0%
1,750,000	Avient Corporation(a)		7.1250	08/01/30	1,799,796
1,145,000	Avient Corporation(a)		6.2500	11/01/31	1,163,588
1,000,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	948,228
2,500,000	Chemours Company (The)(a)		4.6250	11/15/29	2,260,831
2,565,000	Chemours Company (The)(a)		8.0000	01/15/33	2,552,903
1,860,000	INEOS Finance plc(a)		7.5000	04/15/29	1,812,096
5,065,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	5,021,070
1,375,000	Tronox, Inc.(a)		4.6250	03/15/29	897,851
905,000	Tronox, Inc.(a)		9.1250	09/30/30	887,073
2,500,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	2,325,178
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,020,317
345,000	WR Grace Holdings, LLC(a)		6.6250	08/15/32	341,208
					21,030,139
	COMMERCIAL SUPPORT SERVICES — 8.2%
2,310,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,424,451
2,325,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		6.8750	06/15/30	2,391,581
125,000	Allied Universal Holdco, LLC/Allied Universal Finance Corporation(a)		4.6250	06/01/28	122,660
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,665,271
5,600,000	Enviri Corporation(a)		5.7500	07/31/27	5,559,362
1,500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	1,571,576
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,018,264
3,225,000	Waste Pro USA, Inc.(a)		7.0000	02/01/33	3,348,124
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,023,794
					19,125,083

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 25

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONSTRUCTION MATERIALS — 0.9%
660,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	$684,241
975,000	Standard Building Solutions, Inc.(a)		6.2500	08/01/33	988,431
335,000	Standard Industries, Inc.(a)		6.5000	08/15/32	344,128
					2,016,800
	CONSUMER SERVICES — 3.0%
3,592,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	3,530,630
3,500,000	Upbound Group, Inc.(a)		6.3750	02/15/29	3,458,905
					6,989,535
	CONTAINERS & PACKAGING — 5.5%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		6.0000	06/15/27	875,559
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		4.0000	09/01/29	2,315,115
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	939,218
500,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	501,767
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,169,521
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	970,937
625,000	LABL, Inc.(a)		9.5000	11/01/28	531,235
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	630,625
2,550,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/27	2,578,284
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,697,085
300,000	Trivium Packaging Finance BV(a)		8.2500	07/15/30	320,336
300,000	Trivium Packaging Finance BV(a)		12.2500	01/15/31	325,022
					12,854,704
	ELECTRIC UTILITIES — 2.3%
2,910,000	Alpha Generation, LLC(a)		6.7500	10/15/32	3,008,041
2,000,000	Vistra Corporation(a)(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,032,000
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	244,978
					5,285,019
	ELECTRICAL EQUIPMENT — 2.4%
1,000,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	977,070
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	969,135
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	727,332
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,401,907
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,415,040
					5,490,484
	FOOD — 1.3%
3,255,000	B&G Foods, Inc.(a)		8.0000	09/15/28	3,157,588

	HEALTH CARE FACILITIES & SERVICES — 3.1%
1,835,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	1,908,000
2,820,000	HAH Group Holding Company, LLC(a)		9.7500	10/01/31	2,681,583

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 26

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	HEALTH CARE FACILITIES & SERVICES — 3.1% (Continued)
1,750,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	$1,740,037
750,000	Tenet Healthcare Corporation		6.1250	10/01/28	751,268
					7,080,888
	HOME CONSTRUCTION — 4.8%
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		6.8750	08/01/33	1,055,053
1,750,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	08/01/29	1,677,284
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	948,266
685,000	Dream Finders Homes, Inc.(a)		6.8750	09/15/30	689,925
4,042,000	Interface, Inc.(a)		5.5000	12/01/28	4,038,001
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	714,962
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,982,507
					11,105,998
	HOUSEHOLD PRODUCTS — 1.4%
3,230,000	Energizer Holdings, Inc.(a)		6.0000	09/15/33	3,157,297

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,750,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,908,715

	INSURANCE — 2.3%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,042,583
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,030,504
1,075,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance, Inc.(a)		7.1250	05/15/31	1,116,944
1,000,000	HUB International Ltd.(a)		7.2500	06/15/30	1,043,341
1,000,000	Ryan Specialty, LLC(a)		5.8750	08/01/32	1,012,345
					5,245,717
	MACHINERY — 0.7%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	1,028,783
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	513,817
					1,542,600
	MEDICAL EQUIPMENT & DEVICES — 1.6%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	782,578
325,000	Insulet Corporation(a)		6.5000	04/01/33	338,196
2,500,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	2,628,170
					3,748,944
	METALS & MINING — 0.8%
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,886,779

	OIL & GAS PRODUCERS — 6.8%
2,022,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	2,004,539
2,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		7.5000	12/15/33	2,171,600
500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		7.7500	02/01/28	503,935

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 27

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	OIL & GAS PRODUCERS — 6.8% (Continued)
600,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.2500	01/15/29	$626,345
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	794,362
3,500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	3,694,216
2,075,000	ITT Holdings, LLC(a)		6.5000	08/01/29	2,041,485
2,000,000	NuStar Logistics, L.P.		5.6250	04/28/27	2,012,972
1,750,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,759,543
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	103,789
					15,712,786
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
1,170,000	MPT Operating Partnership, L.P. / MPT Finance Corporation(a)		8.5000	02/15/32	1,244,180
750,000	Service Properties Trust		5.5000	12/15/27	736,811
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,465,558
					3,446,549
	REAL ESTATE OWNERS & DEVELOPERS — 1.8%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,586,333
2,999,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	2,814,072
					4,400,405
	REAL ESTATE SERVICES — 0.5%
1,000,000	Newmark Group, Inc.		7.5000	01/12/29	1,073,644

	RETAIL - CONSUMER STAPLES — 0.5%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,175,568

	RETAIL - DISCRETIONARY — 4.5%
1,250,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,289,210
1,618,000	Champions Financing, Inc.(a)		8.7500	02/15/29	1,564,143
1,065,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	1,134,089
2,000,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	1,959,971
1,000,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	950,406
1,600,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	1,658,076
2,050,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,961,700
					10,517,595
	SOFTWARE — 0.4%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,032,583

	SPECIALTY FINANCE — 14.5%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,046,949
3,000,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,965,416
980,000	Arbor Realty SR, Inc.(a)		7.8750	07/15/30	1,030,820
500,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	501,308
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,946,672
500,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	499,195

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 28

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	SPECIALTY FINANCE — 14.5% (Continued)
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	$1,060,000
2,000,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,129,412
330,000	Freedom Mortgage Holdings, LLC(a)		8.3750	04/01/32	346,163
1,015,000	Freedom Mortgage Holdings, LLC(a)		7.8750	04/01/33	1,046,558
2,955,000	ILFC E-Capital Trust I(a)(b)	TSFR3M + 1.812%	6.2700	12/21/65	2,499,556
2,000,000	ILFC E-Capital Trust II(a)(b)	TSFR3M + 2.062%	6.5200	12/21/65	1,717,924
2,170,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	2,184,355
1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		7.0000	07/15/31	1,048,712
1,000,000	OneMain Finance Corporation		6.1250	05/15/30	1,013,382
2,000,000	PennyMac Financial Services, Inc.(a)		6.8750	05/15/32	2,073,964
1,150,000	Rithm Capital Corporation(a)		8.0000	07/15/30	1,177,767
4,050,000	Rithm Capital Corporation(a)		8.0000	04/01/29	4,148,869
820,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	833,078
1,000,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,035,206
655,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	677,859
655,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	671,658
					33,654,823
	STEEL — 2.3%
1,500,000	Commercial Metals Company		4.3750	03/15/32	1,416,719
4,004,000	TMS International Corporation(a)		6.2500	04/15/29	3,886,670
					5,303,389
	TECHNOLOGY HARDWARE — 1.1%
550,000	Ciena Corporation(a)		4.0000	01/31/30	525,183
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	962,518
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,027,977
					2,515,678
	TECHNOLOGY SERVICES — 0.9%
995,000	CACI International, Inc.(a)		6.3750	06/15/33	1,028,093
1,000,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	1,026,489
					2,054,582
	TRANSPORTATION & LOGISTICS — 0.3%
660,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	695,442

	WHOLESALE - CONSUMER STAPLES — 0.6%
1,280,000	KeHE Distributors, LLC / KeHE Finance Corporation / NextWave Distribution, Inc.(a)		9.0000	02/15/29	1,348,342

	TOTAL CORPORATE BONDS (Cost $208,704,543)				213,987,460

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 29

High Yield Bond Fund

Shares
	SHORT-TERM INVESTMENT — 6.3%
	MONEY MARKET FUND – 6.3%
14,593,473	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(c) (Cost $14,593,473)	$14,593,473

	TOTAL INVESTMENTS — 98.4% (Cost $223,298,016)	$228,580,933
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%	3,711,202
	NET ASSETS — 100.0%	$232,292,135

BV	Besloten Vennootschap
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of Rule 144A securities is $192,961,869 or 83.1% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 30

Israel Common Values Fund

SHARES		FAIR VALUE
	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE — 8.2%
17,101	Elbit Systems Ltd.	$8,718,089
97,000	Leonardo DRS, Inc.	4,403,800
		13,121,889
	APPAREL & TEXTILE PRODUCTS — 2.4%
23,816	Delta Galil Ltd.	1,251,771
23,000	Fox Wizel Ltd.	2,434,429
		3,686,200
	BANKING — 15.2%
478,000	Bank Leumi Le-Israel BM	9,421,756
45,300	First International Bank of Israel Ltd.	3,242,552
527,000	Israel Discount Bank Ltd., Class A	5,208,906
95,000	Mizrahi Tefahot Bank Ltd.	6,249,396
		24,122,610
	CHEMICALS — 1.0%
247,902	ICL Group Ltd.	1,541,950

	ELECTRIC UTILITIES — 1.2%
19,400	Ormat Technologies, Inc.	1,867,285

	ELECTRICAL EQUIPMENT — 2.1%
31,400	Camtek Ltd.(a)	3,298,570

	ENGINEERING & CONSTRUCTION — 0.5%
167,173	Shikun & Binui Ltd.(a)	762,080

	HEALTH CARE FACILITIES & SERVICES — 1.2%
12,769	Danel Adir Yeoshua Ltd.	1,957,908

	HOME CONSTRUCTION — 0.6%
150,000	Aura Investments Ltd.	993,992

	INSTITUTIONAL FINANCIAL SERVICES — 5.3%
365,194	Tel Aviv Stock Exchange Ltd.	8,422,041

	INSURANCE — 7.9%
80,000	Harel Insurance Investments & Financial Services Ltd.	2,695,327
693,628	Migdal Insurance & Financial Holdings Ltd.	2,406,046
199,400	Phoenix Holdings Ltd. (The)	7,464,557
		12,565,930
	LEISURE FACILITIES & SERVICES — 1.5%
13,735	Fattal Holdings 1998 Ltd.(a)	2,295,110

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 31

Israel Common Values Fund

SHARES		FAIR VALUE
	MEDICAL EQUIPMENT & DEVICES — 0.7%
74,326	Brainsway Ltd. - ADR(a)	$1,120,093

	OIL & GAS PRODUCERS — 7.1%
104,968	Energean plc	1,170,311
102,000	Energean plc	1,177,847
5,600	Israel Corp Ltd. (The)	1,748,604
1,100,000	Isramco Negev 2, L.P.	817,594
475,000	Newmed Energy, L.P.	2,500,906
8,000	Paz Oil Company Ltd.	1,639,416
1,600,000	Ratio Energies Finance, L.P.	2,196,353
		11,251,031
	REAL ESTATE INVESTMENT TRUSTS — 3.5%
12,000	Big Shopping Centers Ltd.	2,465,282
399,000	Reit 1 Ltd.	2,951,183
		5,416,465
	REAL ESTATE OWNERS & DEVELOPERS — 10.8%
312,000	Amot Investments Ltd.	2,332,182
44,000	Azrieli Group Ltd.	4,366,260
40,000	Elco Ltd.	2,055,307
117,674	G City Ltd.	430,922
160,000	Gav-Yam Lands Corp Ltd.	1,898,321
27,380	Melisron Ltd.	3,306,306
703,430	Mivne Real Estate KD Ltd.	2,743,726
		17,133,024
	RENEWABLE ENERGY — 0.8%
296,360	Energix-Renewable Energies Ltd.	1,277,629

	RETAIL - CONSUMER STAPLES — 2.5%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,723,557
195,000	Shufersal Ltd.	2,296,507
		4,020,064
	SEMICONDUCTORS — 7.3%
22,500	Nova Ltd.(a)	7,192,350
60,323	Tower Semiconductor Ltd.(a)	4,361,353
		11,553,703
	SOFTWARE — 13.8%
13,400	CyberArk Software Ltd.(a)	6,474,211
29,935	Hilan Ltd.	2,309,922
6,500	Monday.com Ltd.(a)	1,258,985
17,100	Nice Ltd. - ADR(a)	2,475,738
37,000	Oddity Tech Ltd.(a)	2,305,100
41,000	One Software Technologies Ltd.	1,001,235
50,300	Sapiens International Corp N.V.	2,162,900

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 32

Israel Common Values Fund

SHARES		FAIR VALUE
	SOFTWARE — 13.8% (Continued)
67,200	Varonis Systems, Inc.(a)	$3,861,984
		21,850,075
	TECHNOLOGY HARDWARE — 1.0%
35,348	Next Vision Stabilized Systems Ltd.	1,600,712

	TECHNOLOGY SERVICES — 2.2%
72,783	Magic Software Enterprises Ltd.	1,485,501
56,210	Matrix IT Ltd.	1,976,955
		3,462,456
	WHOLESALE - DISCRETIONARY — 0.5%
17,300	Tadiran Group Ltd.	868,029

	TOTAL COMMON STOCKS (Cost $52,995,791)	154,188,846

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND — 2.7%
4,252,490	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(b) (Cost $4,252,490)	4,252,490

	TOTAL INVESTMENTS — 100.0% (Cost $57,248,281)	$158,441,336
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%(c)	(2,570)
	NET ASSETS — 100.0%	$158,438,766

ADR	American Depositary Receipt
L.P.	Limited Partnership
Ltd.	Limited Company
N.V.	Naamioze Vennootschap
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 33

Israel Common Values Fund

DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY
88.0%	Israel
6.4%	United States
1.5%	United Kingdom
1.4%	Cayman Islands
97.3%	Total
2.7%	Money Market Fund
0.0%	Liabilities in Excess of Other Assets(c)
100.0%	Grand Total

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 34

Defensive Strategies Fund

SHARES		FAIR VALUE
	COMMON STOCKS — 47.1%
	CHEMICALS — 1.5%
940	Albemarle Corporation	$76,215
2,049	CF Industries Holdings, Inc.	183,795
3,911	FMC Corporation	131,527
6,014	ICL Group Ltd.	37,407
7,069	K+S A.G.	95,769
5,479	Mosaic Company (The)	190,012
5,331	Nutrien Ltd.	312,984
3,601	OCI N.V.	16,656
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR(b)	133,109
2,722	Yara International ASA	99,437
		1,276,911
	DATA CENTER REIT — 1.4%
6,300	Digital Realty Trust, Inc.	1,089,144

	ELECTRIC UTILITIES — 0.1%
3,200	Northland Power, Inc.	53,584

	ENGINEERING & CONSTRUCTION — 0.0%(a)
799	Technip Energies N.V.	37,596

	FOOD — 1.5%
2,563	Adecoagro S.A.	20,094
853	Cal-Maine Foods, Inc.	80,267
3,587	Darling Ingredients, Inc.(b)	110,731
3,957	Dole plc	53,182
1,547	Fresh Del Monte Produce, Inc.	53,712
2,408	Hormel Foods Corporation	59,574
1,385	Ingredion, Inc.	169,123
1,300	Maruha Nichiro Corporation	30,164
14,807	MBRF Global Foods Company S.A. - ADR	52,713
5,900	MEIJI Holdings Company Ltd.	122,337
2,600	Morinaga Milk Industry Company Ltd.	60,909
5,082	Mowi ASA	107,337
2,500	NH Foods Ltd.	99,144
4,300	Nisshin Seifun Group, Inc.	52,810
4,700	Nissui Corporation	33,136
2,546	Pilgrim’s Pride Corporation	103,673
841	Salmar ASA	44,912
		1,253,818

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 35

Defensive Strategies Fund

SHARES		FAIR VALUE
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
13,800	Sumitomo Forestry Company Ltd.	$164,397
1,300	West Fraser Timber Company Ltd.	88,392
		252,789
	GAS & WATER UTILITIES — 0.8%
826	American States Water Company	60,562
722	American Water Works Company, Inc.	100,495
1,570	California Water Service Group	72,047
6,269	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	156,035
1,577	Essential Utilities, Inc.	62,922
1,154	Severn Trent plc	40,166
903	H2O America	43,976
4,078	United Utilities Group plc	62,880
3,246	Veolia Environnement S.A.	110,437
		709,520
	HEALTH CARE FACILITIES & SERVICES — 0.5%
48,754	Brookdale Senior Living, Inc.(b)	412,946

	HEALTH CARE REIT — 1.9%
19,000	American Healthcare REIT, Inc.	798,190
50,000	Healthcare Realty Trust, Inc.	901,500
		1,699,690
	INDUSTRIAL REIT — 0.9%
20,000	Rexford Industrial Realty, Inc.	822,200

	MACHINERY — 1.1%
748	AGCO Corporation	80,088
7,354	CNH Industrial N.V.	79,791
826	Deere & Company	377,696
14,900	Kubota Corporation	187,729
2,400	Kurita Water Industries Ltd.	81,950
1,200	Organo Corporation	92,029
840	Weir Group plc (The)	30,864
		930,147
	METALS & MINING — 7.1%
413	Agnico Eagle Mines Ltd.	69,615
1,434	Agnico Eagle Mines Ltd.	241,568
2,084	Alamos Gold, Inc.	72,648
4,251	Alcoa Corporation	139,815
3,175	Anglo American plc	118,921
637	Anglogold Ashanti plc	44,800
2,421	Antofagasta plc	89,573
513	Aurubis A.G.	63,959
4,816	Barrick Mining Corporation	157,820

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 36

Defensive Strategies Fund

SHARES		FAIR VALUE
	METALS & MINING — 7.1% (Continued)
8,828	BHP Group Ltd. - ADR	$492,160
653	Cameco Corporation	54,761
22,700	Capstone Copper Corporation(b)	192,831
8,700	Centerra Gold, Inc.	93,224
3,247	Cia de Minas Buenaventura S.A.A - ADR	79,000
964	Cleveland-Cliffs, Inc.(b)	11,761
400	Dowa Holdings Company Ltd.	14,602
7,572	Eldorado Gold Corporation(b)	218,755
3,400	Endeavour Mining plc	142,847
1,900	ERO Copper Corporation(b)	38,493
600	First Quantum Minerals Ltd.(b)	13,574
26	Franco-Nevada Corporation	5,796
4,340	Freeport-McMoRan, Inc.	170,215
1,058	Gold Fields Ltd. - ADR	44,394
2,145	Harmony Gold Mining Company Ltd. - ADR	38,932
13,716	Hecla Mining Company	165,964
13,400	Hudbay Minerals, Inc.	203,006
11,131	IAMGOLD Corporation(b)	143,924
13,300	Ivanhoe Mines Ltd.(b)	141,082
6,715	Kinross Gold Corporation	166,868
2,500	Labrador Iron Ore Royalty Corporation	50,451
18,100	Lundin Mining Corporation	270,047
2,500	Mitsubishi Materials Corporation	46,968
2,026	MP Materials Corporation(b)	135,884
2,236	Newmont Corporation	188,517
7,557	NexGen Energy Ltd.(b)	67,635
16,834	Norsk Hydro ASA	114,019
1,459	OR Royalties, Inc.	58,477
3,259	Pan American Silver Corporation	126,221
6,890	Rio Tinto plc - ADR	454,809
307	Royal Gold, Inc.	61,578
6,049	Sandstorm Gold Ltd.	75,733
1,847	Southern Copper Corporation	224,209
4,900	Sumitomo Metal Mining Company Ltd.	157,969
1,143	Teck Resources Ltd., Class B	50,149
7,213	Teck Resources Ltd., Class B	316,580
22,903	Vale S.A. - ADR	248,727
963	Warrior Met Coal, Inc.	61,285
544	Wheaton Precious Metals Corporation	60,841
		6,201,007
	OFFICE REIT — 1.7%
5,500	Alexandria Real Estate Equities, Inc.	458,370
7,000	BXP, Inc.	520,380

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 37

Defensive Strategies Fund

SHARES		FAIR VALUE
	OFFICE REIT — 1.7% (Continued)
17,500	Highwoods Properties, Inc.	$556,850
		1,535,600
	OIL & GAS PRODUCERS — 6.3%
7,597	Aker BP ASA	192,654
247	APA Corporation	5,997
6,300	ARC Resources Ltd.	114,912
7,400	Athabasca Oil Corporation	35,419
74,500	Baytex Energy Corporation	174,545
1,128	Black Stone Minerals, L.P.	14,822
1,174	California Resources Corporation	62,433
6,274	Canadian Natural Resources Ltd.	200,517
14,000	Cenovus Energy, Inc.(b)	237,752
969	Chord Energy Corporation	96,290
3,830	Civitas Resources, Inc.	124,475
2,443	CNX Resources Corporation	78,469
4,728	ConocoPhillips	447,221
6,726	Coterra Energy, Inc.(b)	159,070
6,477	Devon Energy Corporation	227,084
771	Diamondback Energy, Inc.	110,330
1,525	Eni SpA - ADR	53,299
2,697	EOG Resources, Inc.	302,388
1,232	EQT Corporation	67,058
9,561	Equinor ASA - ADR	233,097
900	Imperial Oil Ltd.	81,621
18,000	Inpex Corporation	325,388
3,174	Magnolia Oil & Gas Corporation, Class A	75,763
3,376	Matador Resources Company	151,684
2,000	MEG Energy Corporation	40,361
5,150	Murphy Oil Corporation	146,312
1,700	Northern Oil & Gas, Inc.	42,160
3,000	NuVista Energy Ltd.	34,669
255	Ovintiv, Inc.	10,297
8,071	Permian Resources Corporation(b)	103,309
12,064	Petroleo Brasileiro S.A. - ADR	152,730
3,200	Peyto Exploration & Development Corporation	41,695
3,500	PrairieSky Royalty Ltd.	64,947
546	Range Resources Corporation	20,551
4,459	SM Energy Company	111,341
7,400	Suncor Energy, Inc.	309,731
1,500	Topaz Energy Corporation	27,845
3,558	TotalEnergies S.E.	216,078
3,900	Tourmaline Oil Corporation	168,226
15,015	Var Energi ASA	50,097

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 38

Defensive Strategies Fund

SHARES		FAIR VALUE
	OIL & GAS PRODUCERS — 6.3% (Continued)
3,312	Viper Energy, Inc., Class A	$126,585
13,500	Whitecap Resources, Inc.	103,036
2,942	Woodside Energy Group Ltd. - ADR	44,277
		5,386,535
	OIL & GAS SERVICES & EQUIPMENT — 1.6%
2,584	Archrock, Inc.	67,985
4,709	Baker Hughes Company	229,423
2,945	Fugro N.V.	31,410
7,252	Halliburton Company	178,399
5,583	Helmerich & Payne, Inc.	123,328
12,047	Liberty Energy, Inc.	148,660
969	Noble Corporation plc	27,403
2,196	NOV, Inc.	29,097
863	Oceaneering International, Inc.(b)	21,385
21,227	Patterson-UTI Energy, Inc.	109,956
912	SBM Offshore N.V.	23,298
1,900	Secure Waste Infrastructure Corporation	27,064
5,873	SLB Ltd.	201,856
1,615	Subsea 7 S.A.	33,334
2,024	Tidewater, Inc.(b)	107,940
4,187	Transocean Ltd.(b)	13,063
		1,373,601
	REAL ESTATE INVESTMENT TRUSTS — 16.0%
26,000	American Homes 4 Rent, Class A	864,500
5,800	American Tower Corporation	1,115,456
26,000	Americold Realty Trust, Inc.	318,240
5,200	AvalonBay Communities, Inc.	1,004,484
10,500	Camden Property Trust	1,121,190
2,350	Equinix, Inc.	1,840,614
18,500	InvenTrust Properties Corporation	529,470
1,010	PotlatchDeltic Corporation	41,158
12,500	Prologis, Inc.	1,431,500
2,400	Public Storage	693,240
1,695	Rayonier, Inc.	44,985
4,400	SBA Communications Corporation	850,740
21,000	Sila Realty Trust, Inc.	527,100
11,500	Smartstop Self Storage REIT, Inc.	432,860
6,600	Sun Communities, Inc.	851,400
20,000	Ventas, Inc.	1,399,800
4,100	Welltower, Inc.	730,374
1,049	Weyerhaeuser Company	26,005
		13,823,116

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 39

Defensive Strategies Fund

SHARES		FAIR VALUE
	RENEWABLE ENERGY — 0.1%
223	First Solar, Inc.(b)	$49,178
1,700	GS Yuasa Corporation	40,239
		89,417
	RESIDENTIAL REIT — 0.8%
24,000	Invitation Homes, Inc.	703,920

	RETAIL REIT — 1.8%
26,700	Brixmor Property Group, Inc.	739,056
11,000	NNN REIT, Inc.	468,270
26,000	Whitestone REIT	319,280
		1,526,606
	SELF-STORAGE REIT — 0.4%
2,500	Extra Space Storage, Inc.	352,350

	SEMICONDUCTORS — 0.1%
10,900	SUMCO Corporation	116,249

	STEEL — 1.0%
2,219	ArcelorMittal S.A. - ADR	80,217
1,091	ATI, Inc.(b)	88,742
48,408	Gerdau S.A. - ADR	150,065
8,700	JFE Holdings, Inc.	106,878
38,500	Nippon Steel Corporation	158,695
554	Nucor Corporation	75,028
1,078	POSCO Holdings, Inc. - ADR	53,048
476	Steel Dynamics, Inc.	66,369
1,095	Ternium S.A. - ADR	38,029
6,390	thyssenkrupp A.G.	87,583
		904,654
	WHOLESALE - CONSUMER STAPLES — 0.2%
2,621	Bunge Global S.A.	212,956

	TOTAL COMMON STOCKS (Cost $37,031,880)	40,764,356

	PRECIOUS METALS - PHYSICAL HOLDING — 27.4%
	PRECIOUS METAL — 27.4%
6,143	GOLD BARS(b)	23,685,567

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)	23,685,567

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 40

Defensive Strategies Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.0%
	U.S. TREASURY INFLATION PROTECTED — 23.0%
1,670,274	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	$1,671,801
3,699,131	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	3,766,027
1,715,655	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,696,190
817,271	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	831,018
1,266,596	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,257,388
1,286,476	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,344,758
7,086,492	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	6,657,764
4,773,644	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	2,646,624
				19,871,570
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,077,776)			19,871,570

Shares
	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND — 2.6%
2,289,820	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(c) (Cost $2,289,820)	2,289,820

	TOTAL INVESTMENTS — 100.1% (Cost $66,640,352)	$86,611,313
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(78,553)
	NET ASSETS — 100.0%	$86,532,760

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft
ASA	Aksjeselskap
L.P.	Limited Partnership
Ltd.	Limited Company
N.V.	Naamioze Vennootschap
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
S.A.A.	Sociedad Anónima Abierta
S.E.	Societas Europaea

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 41

Defensive Strategies Fund

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS		COUNTRY
83.7%	United States	0.1%		Chile
5.8%	Canada	0.1%		South Africa
2.2%	Japan	0.1%		Peru
1.1%	United Kingdom	0.1%		Cayman Islands
1.0%	Norway	0.1%		Italy
0.9%	Brazil	0.1%		Ireland
0.6%	Australia	0.1%		South Korea
0.4%	France	0.0	%(a)	Israel
0.3%	Germany	97.5%		Total
0.2%	Switzerland	2.6%		Money Market Funds
0.2%	Curaçao	(0.1)%		Liabilities In Excess of Other Assets
0.2%	Netherlands	100.0%		Grand Total
0.2%	Luxembourg

(a)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 42

Strategic Growth Fund

SHARES		FAIR VALUE
	EXCHANGE-TRADED FUNDS — 60.8%
	EQUITY — 60.8%
88,200	Timothy Plan High Dividend Stock ETF(a)	$3,469,373
168,856	Timothy Plan International ETF(a)	5,636,413
164,200	Timothy Plan US Large/Mid Cap Core ETF(a)	7,601,968
104,023	Timothy Plan US Small Cap Core ETF(a)	4,324,236
		21,031,990
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,887,120)	21,031,990

	OPEN END FUNDS — 37.8%
	EQUITY — 13.9%
304,485	Timothy Plan International Fund, Class A(a)	4,820,003

	FIXED INCOME — 23.9%
597,548	Timothy Plan Fixed Income Fund, Class A(a)	5,503,415
303,972	Timothy Plan High Yield Bond Fund, Class A(a)	2,763,105
		8,266,520
	TOTAL OPEN END FUNDS (Cost $12,396,644)	13,086,523

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND — 1.5%
508,067	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(b) (Cost $508,067)	508,067

	TOTAL INVESTMENTS – 100.1% (Cost $29,791,831)	$34,626,580
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1%)	(48,281)
	NET ASSETS — 100.0%	$34,578,299

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 43

Conservative Growth Fund

SHARES		FAIR VALUE
	EXCHANGE-TRADED FUNDS — 44.0%
	EQUITY — 44.0%
64,700	Timothy Plan High Dividend Stock ETF(a)	$2,544,994
99,244	Timothy Plan International ETF(a)	3,312,765
117,400	Timothy Plan US Large/Mid Cap Core ETF(a)	5,435,267
108,805	Timothy Plan US Small Cap Core ETF(a)	4,523,024
		15,816,050
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,328,345)	15,816,050

	OPEN END FUNDS — 55.0%
	EQUITY — 12.4%
281,982	Timothy Plan International Fund, Class A(a)	4,463,774

	FIXED INCOME — 42.6%
1,327,655	Timothy Plan Fixed Income Fund, Class A(a)	12,227,699
337,681	Timothy Plan High Yield Bond Fund, Class A(a)	3,069,521
		15,297,220
	TOTAL OPEN END FUNDS (Cost $19,956,948)	19,760,994

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND — 1.1%
395,913	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(b) (Cost $395,913)	395,913

	TOTAL INVESTMENTS – 100.1% (Cost $33,681,206)	$35,972,957
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1%)	(43,989)
	NET ASSETS — 100.0%	$35,928,968

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 44

Growth & Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUND — 53.0%
	EQUITY — 53.0%
255,000	Timothy Plan High Dividend Stock ETF(a)	$10,030,502
	TOTAL EXCHANGE-TRADED FUND (Cost $8,730,563)	10,030,502

Principal Amount ($)		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 2.1%
	CLO — 0.7%
135,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(b)	4.4200	09/17/29	136,353

	OTHER ABS — 1.4%
85,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	85,844
180,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	181,024
				266,868
	TOTAL ASSET BACKED SECURITIES (Cost $399,981)			403,221

	CORPORATE BONDS — 11.4%
	CHEMICALS — 0.7%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,826
60,000	Nutrien Ltd.	2.9500	05/13/30	56,555
				141,381
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	35,907
50,000	Waste Management, Inc.	4.6250	02/15/33	50,572
				86,479
	ELECTRIC UTILITIES — 1.1%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	132,409
70,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	71,860
				204,269
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	128,783

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	54,688

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	55,161
55,000	John Deere Capital Corporation	3.9000	06/07/32	53,632
				108,793

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 45

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	METALS & MINING — 1.6%
75,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	$77,703
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	88,529
70,000	Rio Tinto Finance USA plc	5.0000	03/14/32	71,969
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	72,011
				310,212
	OIL & GAS PRODUCERS — 2.7%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	120,030
130,000	Columbia Pipelines Operating Company, LLC(b)	5.6950	10/01/54	124,775
70,000	Energy Transfer, L.P.	5.6000	09/01/34	71,862
120,000	Energy Transfer, L.P.	6.2500	04/15/49	121,091
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	73,157
				510,915
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
70,000	American Tower Corporation	5.3500	03/15/35	71,913
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	94,334
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	116,377
				282,624
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	94,600

	RETAIL - DISCRETIONARY — 0.5%
110,000	Tractor Supply Company	5.2500	05/15/33	113,420

	TRANSPORTATION & LOGISTICS — 0.7%
130,000	CSX Corporation	3.2500	06/01/27	128,420

	TOTAL CORPORATE BONDS (Cost $2,123,517)			2,164,584

	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	133,875

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	205,312

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $327,551)			339,187

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 46

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.8%
	AGENCY FIXED RATE — 15.7%
85,084	Fannie Mae Pool FM5537	2.0000	01/01/36	$78,706
54,628	Fannie Mae Pool MA4316	2.5000	04/01/36	51,490
17,022	Fannie Mae Pool MA4475	2.5000	11/01/41	15,250
50,246	Fannie Mae Pool MA4617	3.0000	04/01/42	46,554
39,286	Fannie Mae Pool FM4053	2.5000	08/01/50	33,691
44,330	Fannie Mae Pool CA8897	3.0000	02/01/51	39,677
6,134	Fannie Mae Pool MA4258	3.5000	02/01/51	5,668
17,511	Fannie Mae Pool FM6550	2.0000	03/01/51	14,356
32,450	Fannie Mae Pool CB0855	3.0000	06/01/51	28,776
54,781	Fannie Mae Pool FS3744	2.0000	07/01/51	44,598
84,080	Fannie Mae Pool FS1807	3.5000	07/01/51	77,702
125,500	Fannie Mae Pool CB1384	2.5000	08/01/51	107,167
59,737	Fannie Mae Pool FS9085	3.0000	12/01/51	52,695
27,788	Fannie Mae Pool BU1322	2.5000	02/01/52	23,751
87,807	Fannie Mae Pool CB3486	3.5000	05/01/52	80,554
59,592	Fannie Mae Pool FS1704	4.0000	05/01/52	56,783
82,401	Fannie Mae Pool FS3159	4.5000	10/01/52	80,628
73,908	Fannie Mae Pool FS4075	5.0000	04/01/53	74,038
85,796	Fannie Mae Pool FS5044	4.5000	06/01/53	84,555
123,897	Fannie Mae Pool MA5039	5.5000	06/01/53	125,417
83,150	Fannie Mae Pool FS8291	5.5000	07/01/53	84,810
79,613	Fannie Mae Pool FS6787	6.0000	01/01/54	82,392
88,770	Fannie Mae Pool CB7980	5.5000	02/01/54	90,325
24,800	Fannie Mae Pool FS8138	6.5000	06/01/54	25,974
84,401	Fannie Mae Pool FS9456	5.5000	11/01/54	85,415
38,272	Ginnie Mae I Pool 723248	5.0000	10/15/39	39,271
39,683	Ginnie Mae I Pool 783403	3.5000	09/15/41	37,210
35,855	Ginnie Mae II Pool MA3376	3.5000	01/20/46	33,448
26,657	Ginnie Mae II Pool MA3596	3.0000	04/20/46	24,222
22,732	Ginnie Mae II Pool MA3663	3.5000	05/20/46	21,199
29,703	Ginnie Mae II Pool MA3736	3.5000	06/20/46	27,687
10,093	Ginnie Mae II Pool MA4509	3.0000	06/20/47	9,136
28,359	Ginnie Mae II Pool MA4652	3.5000	08/20/47	26,369
26,624	Ginnie Mae II Pool MA4719	3.5000	09/20/47	24,668
50,853	Ginnie Mae II Pool MA4778	3.5000	10/20/47	47,285
18,813	Ginnie Mae II Pool MA6092	4.5000	08/20/49	18,449
14,415	Ginnie Mae II Pool MA6156	4.5000	09/20/49	14,191
38,477	Ginnie Mae II Pool BN2662	3.0000	10/20/49	34,457
15,836	Ginnie Mae II Pool MA6221	4.5000	10/20/49	15,724
14,056	Ginnie Mae II Pool MA6478	5.0000	02/20/50	14,283

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 47

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 15.7% (Continued)
16,811	Ginnie Mae II Pool MA6544	4.5000	03/20/50	$16,566
10,804	Ginnie Mae II Pool MA6545	5.0000	03/20/50	10,997
17,415	Ginnie Mae II Pool MA6600	3.5000	04/20/50	16,055
15,722	Ginnie Mae II Pool MA6601	4.0000	04/20/50	14,945
20,700	Ginnie Mae II Pool MA6603	5.0000	04/20/50	20,992
39,570	Ginnie Mae II Pool MA7255	2.5000	03/20/51	34,114
32,082	Ginnie Mae II Pool MA7418	2.5000	06/20/51	27,648
93,279	Ginnie Mae II Pool MA7419	3.0000	06/20/51	83,464
99,691	Ginnie Mae II Pool MA7472	2.5000	07/20/51	85,943
89,701	Ginnie Mae II Pool CE1974	3.0000	08/20/51	81,220
69,526	Ginnie Mae II Pool CE1990	2.5000	09/20/51	59,874
111,652	Ginnie Mae II Pool MA7768	3.0000	12/20/51	99,990
46,799	Ginnie Mae II Pool MA7829	3.5000	01/20/52	43,121
61,191	Ginnie Mae II Pool MA7939	4.0000	03/20/52	58,102
97,191	Ginnie Mae II Pool MA8800	5.0000	04/20/53	97,162
103,897	Ginnie Mae II Pool MA8874	3.0000	05/20/53	94,092
88,242	Ginnie Mae II Pool MA8943	3.0000	06/20/53	79,023
82,251	Ginnie Mae II Pool MA9017	5.5000	07/20/53	83,382
67,838	Ginnie Mae II Pool MB0091	5.0000	12/20/54	67,591
24,726	Ginnie Mae II Pool MB0366	5.5000	05/20/55	24,933
				2,977,785
	U.S. TREASURY BILLS — 15.1%
225,000	United States Treasury Note	4.8750	04/30/26	226,321
100,000	United States Treasury Note	4.6250	04/30/29	103,211
740,000	United States Treasury Note	4.6250	04/30/31	770,409
940,000	United States Treasury Note	4.2500	08/15/35	947,638
320,000	United States Treasury Note	4.5000	02/15/44	312,800
505,000	United States Treasury Note	4.7500	08/15/55	506,341
				2,866,720
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,967,244)			5,844,505

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 48

Growth & Income Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND — 0.8%
157,521	Fidelity Investments Money Market Government Portfolio, Class I, 4.03%(c) (Cost $157,521)	$157,521

	TOTAL INVESTMENTS — 99.9% (Cost $17,706,377)	$18,939,520
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	21,097
	NET ASSETS — 100.0%	$18,960,617

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of Rule 144A securities is $381,158 or 2.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 49

Section 2 | Statements of Assets and Liabilities

SEPTEMBER 30, 2025

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
ASSETS:
Investments, at cost	$67,451,073	$129,119,877	$190,503,878
Investments in affiliates, at cost	—	—	20,988,985
Investments, at value	$87,606,929	$208,579,335	$256,894,258
Investments in affiliates, at value	—	—	26,528,181
Dividends and interest receivable	42,714	484,713	97,321
Receivable for fund shares sold	87,460	75,494	215,877
Receivable for securities sold	360,408	—	—
Receivable for foreign tax reclaims	—	552,609	685
Prepaid expenses and other assets	24,286	23,811	38,860
Total Assets	88,121,797	209,715,962	283,775,182

LIABILITIES:
Payable for securities purchased	363,658	520,823	—
Payable for fund shares redeemed	24,400	96,903	58,410
Payable to service providers	28,626	55,913	42,359
Accrued advisory fees	52,786	151,562	164,235
Accrued 12b-1 fees	12,925	14,534	41,140
Accrued expenses and other liabilities	62,219	88,132	50,771
Total Liabilities	544,614	927,867	356,915

Net Assets	$87,577,183	$208,788,095	$283,418,267

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$64,511,675	$126,662,391	$195,084,730
Accumulated earnings (deficit)	23,065,508	82,125,704	88,333,537
Net Assets	$87,577,183	$208,788,095	$283,418,267

Class A
Net Assets	$52,452,705	$66,863,995	$159,124,757
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,798,670	4,225,124	11,036,726
Net Asset Value, offering price and redemption price per share	$13.81	$15.83	$14.42
Offering Price Per Share (NAV / 0.945)	$14.61	$16.75	$15.26

Class C
Net Assets	$3,181,586	$1,670,843	$11,614,474
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	327,423	110,320	1,183,887
Net Asset Value, offering price and redemption price per share	$9.72	$15.15	$9.81
Minimum Redemption Price Per Share (NAV * 0.99)	$9.62	$15.00	$9.71

Class I
Net Assets	$31,942,892	$140,253,257	$112,679,036
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,225,169	8,825,194	7,504,260
Net Asset Value, offering price and redemption price per share	$14.36	$15.89	$15.02

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 50

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$141,844,118	$211,715,303	$113,192,994
Investments in affiliates, at cost	14,834,080	50,251,098	—
Investments, at value	$149,484,076	$268,390,321	$110,645,768
Investments in affiliates, at value	24,110,600	62,288,307	—
Dividends and interest receivable	209,890	177,593	894,956
Receivable for fund shares sold	104,626	168,975	212,376
Receivable for securities sold	469,734	—	—
Receivable for foreign tax reclaims	—	—	—
Prepaid expenses and other assets	10,102	53,104	11,514
Total Assets	174,389,028	331,078,300	111,764,614

LIABILITIES:
Payable for securities purchased	212,770	—	—
Payable for fund shares redeemed	71,751	75,309	146,643
Payable to service providers	85,320	61,201	36,220
Accrued advisory fees	102,232	165,140	38,585
Accrued 12b-1 fees	25,263	49,304	18,504
Accrued expenses and other liabilities	96,591	64,450	66,105
Total Liabilities	593,927	415,404	306,057

Net Assets	$173,795,101	$330,662,896	$111,458,557

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$152,712,210	$236,485,938	$125,943,271
Accumulated earnings (deficit)	21,082,891	94,176,958	(14,484,714)
Net Assets	$173,795,101	$330,662,896	$111,458,557

Class A
Net Assets	$104,771,983	$194,928,407	$74,280,748
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,380,107	8,077,920	8,061,025
Net Asset Value, offering price and redemption price per share	$19.47	$24.13	$9.21
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$20.60	$25.53	$9.64	*

Class C
Net Assets	$4,612,194	$12,869,367	$4,595,703
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	419,364	785,016	521,720
Net Asset Value, offering price and redemption price per share	$11.00	$16.39	$8.81
Minimum Redemption Price Per Share (NAV * 0.99)	$10.89	$16.23	$8.72

Class I
Net Assets	$64,410,924	$122,865,122	$32,582,106
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,237,012	5,009,728	3,572,432
Net Asset Value, offering price and redemption price per share	$19.90	$24.53	$9.12

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 51

	HIGH YIELD BOND FUND		ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
ASSETS:
Investments, at cost	$223,298,016		$57,248,281	$59,399,476
Investments, at value	$228,580,933		$158,441,336	$62,925,746
Gold Investments, at fair value (Cost $7,240,876)	—		—	23,685,567
Cash	—		—	87
Foreign Cash (Cost $4,104)	—		—	1,191
Dividends and interest receivable	3,805,759		114,919	183,288
Receivable for fund shares sold	171,797		126,576	26,258
Receivable for securities sold	—		—	—
Receivable for foreign tax reclaims	—		—	8,330
Prepaid expenses and other assets	27,880		28,611	17,298
Total Assets	232,586,369		158,711,442	86,847,765

LIABILITIES:
Payable for securities purchased	—		—	142,284
Payable for fund shares redeemed	100,834		58,570	45,314
Payable to service providers	38,152		28,057	26,884
Accrued advisory fees	95,871		124,086	38,201
Accrued 12b-1 fees	18,178		22,710	9,162
Accrued expenses and other liabilities	41,199		39,253	53,160
Total Liabilities	294,234		272,676	315,005

Net Assets	$232,292,135		$158,438,766	$86,532,760

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$239,161,389		$61,831,461	$66,922,379
Accumulated earnings (deficit)	(6,869,254)		96,607,305	19,610,381
Net Assets	$232,292,135		$158,438,766	$86,532,760

Class A
Net Assets	$76,911,674		$84,168,696	$45,599,478
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,464,919		2,360,857	2,790,276
Net Asset Value, offering price and redemption price per share	$9.09		$35.65	$16.34
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.52	*	$37.72	$17.29

Class C
Net Assets	$3,127,231		$7,947,602	$3,347,041
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	337,183		242,014	218,804
Net Asset Value, offering price and redemption price per share	$9.27		$32.84	$15.30
Minimum Redemption Price Per Share (NAV * 0.99)	$9.18		$32.51	$15.15

Class I
Net Assets	$152,253,230		$66,322,468	$37,586,241
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,741,454		1,828,453	2,295,073
Net Asset Value, offering price and redemption price per share	$9.09		$36.27	$16.38

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 52

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investments, at cost	$508,067	$395,913	$8,975,814
Investments in affiliates, at cost	29,283,764	33,285,293	8,730,563
Investments, at value	$508,067	$395,913	$8,909,018
Investments in affiliates, at value	34,118,513	35,577,044	10,030,502
Dividends and interest receivable	2,260	2,022	69,801
Receivable for fund shares sold	653	1,500	8,087
Prepaid expenses and other assets	13,341	18,810	10,626
Total Assets	34,642,834	35,995,289	19,028,034

LIABILITIES:
Payable for fund shares redeemed	299	4,277	15,338
Payable to service providers	14,532	15,593	6,820
Accrued advisory fees	4,255	4,434	5,099
Accrued 12b-1 fees	7,273	7,955	3,817
Accrued expenses and other liabilities	38,176	34,062	36,343
Total Liabilities	64,535	66,321	67,417

Net Assets	$34,578,299	$35,928,968	$18,960,617

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$29,595,400	$33,417,379	$18,653,277
Accumulated earnings (deficit)	4,982,899	2,511,589	307,340
Net Assets	$34,578,299	$35,928,968	$18,960,617

Class A
Net Assets	$32,825,129	$33,424,111	$14,222,751
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,069,151	3,007,347	1,278,384
Net Asset Value, offering price and redemption price per share	$10.70	$11.11	$11.13
Offering Price Per Share (NAV / 0.945)	$11.32	$11.76	$11.78

Class C
Net Assets	$1,722,406	$2,297,396	$1,114,098
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	190,248	240,121	104,650
Net Asset Value, offering price and redemption price per share	$9.05	$9.57	$10.65
Minimum Redemption Price Per Share (NAV * 0.99)	$8.96	$9.47	$10.54

Class I
Net Assets	$30,764	$207,461	$3,623,768
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,873	18,696	323,033
Net Asset Value, offering price and redemption price per share	$10.71	$11.10	$11.22

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 53

Section 3 | Statements of Operations

FOR THE YEAR ENDED SEPTEMBER 30, 2025

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
Investment Income:
Interest income	$155,899	$316,069	$407,394
Dividend Income	681,818	5,114,589	1,641,820
Dividend income from affiliated investments	—	—	242,371
Foreign tax withheld	—	(832,160)	(17,891)
Total Investment Income	837,717	4,598,498	2,273,694

Operating Expenses:
Investment advisory fees	667,239	1,854,885	2,026,818
12b-1 Fees:
Class A	116,803	147,309	355,446
Class C	29,517	15,664	105,497
Administration fees	251,185	404,320	583,457
Non 12b-1 shareholder service fees	72,669	153,556	160,830
Registration fees	39,550	47,079	40,120
Printing expenses	30,592	72,211	83,054
Audit fees	18,730	16,000	19,017
Custody fees	14,016	23,750	25,196
Trustees’ fees	10,518	14,810	17,736
Compliance officer fees	8,548	18,381	22,707
Legal fees	8,043	21,552	24,962
Insurance expenses	730	4,412	3,800
Miscellaneous expenses	14,720	3,927	16,450
Total Operating Expenses	1,282,860	2,797,856	3,485,090
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(203,639)
Less: Expenses waived by Advisor	(78,499)	(185,488)	(107,246)
Net Operating Expenses	1,204,361	2,612,368	3,174,205

Net Investment Income Gain/Loss	(366,644)	1,986,130	(900,511)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	4,456,356	4,300,862	21,057,868
affiliated investments	—	—	(1,871,130)
foreign currency transactions	—	(270)	13
and capital gain dividends from REITs	27,395	—	7,719
Net change in unrealized appreciation (depreciation) on
investments	5,000,772	24,452,022	13,370,597
affiliated investments	—	—	3,128,564
and foreign currency translations	—	(688)	11
Net Realized and Unrealized Gain (Loss) on Investments	9,484,523	28,751,926	35,693,642

Net Increase (Decrease) in Net Assets Resulting From Operations	$9,117,879	$30,738,056	$34,793,131

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 54

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Investment Income:
Interest income	$129,077	$674,476	$4,615,822
Dividend Income	2,522,432	3,718,485	—
Dividend income from affiliated investments	235,072	915,824	—
Foreign tax withheld	—	(6,403)	—
Total Investment Income	2,886,581	5,302,382	4,615,822

Operating Expenses:
Investment advisory fees	1,527,411	2,753,673	670,109
12b-1 Fees:
Class A	260,812	481,246	185,610
Class C	48,050	129,468	51,200
Administration fees	477,366	748,536	292,297
Non 12b-1 shareholder service fees	126,353	228,412	107,086
Registration fees	42,460	44,185	41,035
Printing expenses	92,166	111,216	38,714
Audit fees	18,640	16,393	15,827
Custody fees	26,820	34,726	19,073
Trustees’ fees	13,400	16,479	10,144
Compliance officer fees	16,019	29,302	9,720
Legal fees	24,108	31,916	14,788
Insurance expenses	3,514	4,916	3,378
Miscellaneous expenses	13,016	4,227	3,154
Total Operating Expenses	2,690,135	4,634,695	1,462,135
Less: Expenses waived by Advisor for Affiliated Holdings	(181,569)	(442,218)	—
Less: Expenses waived by Advisor	(79,167)	(296,662)	(223,370)
Net Operating Expenses	2,429,399	3,895,815	1,238,765

Net Investment Income (Loss)	457,182	1,406,567	3,377,057

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	6,974,866	31,494,370	210,018
affiliated investments	—	(3,650,212)	—
foreign currency transactions	—	—	—
and capital gain dividends from REITs	291,495	207,278	—
Net change in unrealized appreciation (depreciation) on
investments	(10,225,450)	(30,983,735)	(1,381,697)
affiliated investments	1,539,204	6,323,777	—
Net Realized and Unrealized Gain (Loss) on Investments	(1,419,885)	3,391,478	(1,171,679)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(962,703)	$4,798,045	$2,205,378

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 55

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Investment Income:
Interest income	$14,017,152	$112,465	$474,229
Dividend Income	—	3,157,255	1,115,800
Dividend income from affiliated investments	—	—	479,775
Foreign tax withheld	—	(717,470)	(43,508)
Total Investment Income	14,017,152	2,552,250	2,026,296

Operating Expenses:
Investment advisory fees	1,232,209	1,231,992	460,555
12b-1 fees:
Class A	170,053	162,227	106,021
Class C	28,337	63,675	31,566
Administration fees	477,695	280,969	200,165
Non 12b-1 shareholder service fees	221,430	90,798	49,100
Registration fees	62,485	38,620	43,305
Printing expenses	62,555	44,081	22,944
Audit fees	15,518	15,959	17,713
Custody fees	15,447	74,131	43,745
Trustees’ fees	10,581	—	2,703
Compliance officer fees	18,073	7,408	7,642
Legal fees	19,355	15,672	11,493
Insurance expenses	2,679	2,112	1,440
Miscellaneous expenses	4,237	636	49
Total Operating Expenses	2,340,654	2,028,280	998,441
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(60,671)
Less: Expenses waived by Advisor	(205,368)	—	(33,324)
Net Operating Expenses	2,135,286	2,028,280	904,446

Net Investment Income (Loss)	11,881,866	523,970	1,121,850

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	506,596	3,461,767	(303,616)
affiliated investments	—	—	(411,319)
foreign currency transactions	2	(6,903)	6,793
and capital gain dividends from REITs	—	—	76,377
Net change in unrealized appreciation (depreciation) on
investments	(225,407)	57,542,316	1,974,109
affiliated investments	—	—	580,617
alternative investments	—	—	7,510,507
and foreign currency translations	—	380	(9,983)
Net Realized and Unrealized Gain (Loss) on Investments	281,191	60,997,560	9,423,485

Net Increase (Decrease) in Net Assets Resulting From Operations	$12,163,057	$61,521,530	$10,545,335

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 56

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
Investment Income:
Interest income	$31,594	$28,586	$398,401
Dividend income from affiliated investments	710,649	867,109	206,750
Total Investment Income	742,243	895,695	605,151

Operating Expenses:
Investment advisory fees	50,027	53,786	157,168
12b-1 fees:
Class A	78,723	83,049	34,910
Class C	13,794	18,565	11,085
Administration fees	108,382	107,384	101,140
Non 12b-1 shareholder service fees	8,663	13,130	12,938
Registration fees	19,373	16,419	24,770
Printing expenses	10,359	7,013	2,047
Audit fees	17,984	18,062	16,398
Custody fees	4,357	1,935	6,478
Trustees’ fees	—	2,300	—
Compliance officer fees	3,534	6,641	1,479
Legal fees	4,333	2,803	702
Insurance expenses	365	365	365
Miscellaneous expenses	3,065	2,542	16,051
Total Operating Expenses	322,959	333,994	385,531
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(81,297)
Less: Expenses waived by Advisor	—	—	(13,389)
Net Operating Expenses	322,959	333,994	290,845

Net Investment Income (Loss)	419,284	561,701	314,306

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	—	—	(955)
affiliated investments	(197,912)	(23,834)	(752,013)
and foreign currency transactions	—	—	—
Net change in unrealized appreciation (depreciation) on
investments	—	—	(140,727)
and affiliated investments	2,634,832	1,710,775	1,157,610
Net Realized and Unrealized Gain (Loss) on Investments	2,436,920	1,686,941	263,915

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,856,204	$2,248,642	$578,221

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 57

Section 4 | Statements of Changes in Net Assets

	Small/Mid Cap Growth Fund		International Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$(366,644)	$(284,684)	$1,986,130	$1,230,093
Net realized gain (loss) from investments and foreign currency transactions	4,456,356	7,994,387	4,300,592	(258,128)
Capital gain dividends from REITs	27,395	27,395	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,000,772	11,837,127	24,451,334	39,630,798
Net increase (decrease) in net assets resulting from operations	9,117,879	19,574,225	30,738,056	40,602,763

Distributions to Shareholders:
Total distributions paid
Class A	(3,778,936)	(1,126,332)	(563,748)	(594,610)
Class C	(334,330)	(96,042)	(3,228)	(3,064)
Class I	(2,239,469)	(626,048)	(1,494,391)	(1,373,863)
Total dividends and distributions to shareholders	(6,352,735)	(1,848,422)	(2,061,367)	(1,971,537)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,346,869	6,898,652	5,481,721	4,816,314
Class C	709,271	674,611	202,957	282,903
Class I	23,460,439	64,434,899	44,943,812	41,113,777
Reinvestment of dividends and distributions
Class A	3,639,754	1,088,816	522,373	533,705
Class C	333,484	95,775	3,161	3,038
Class I	2,068,072	600,916	1,211,236	1,085,333
Cost of shares redeemed
Class A	(7,304,019)	(6,781,266)	(7,100,009)	(17,274,527)
Class C	(845,090)	(1,028,052)	(460,303)	(821,750)
Class I	(17,622,915)	(54,058,453)	(47,338,522)	(48,184,909)
Net increase (decrease) in net assets from share transactions of beneficial interest	12,785,865	11,925,898	(2,533,574)	(18,446,116)

Total Increase (Decrease) in Net Assets	15,551,009	29,651,701	26,143,115	20,185,110

Net Assets:
Beginning of year	72,026,174	42,374,473	182,644,980	162,459,870
End of year	$87,577,183	$72,026,174	$208,788,095	$182,644,980

Share Activity:
Shares Sold
Class A	671,584	587,191	400,255	395,030
Class C	80,668	77,073	15,350	24,076
Class I	1,793,419	5,379,082	3,269,486	3,337,117
Shares Reinvested
Class A	278,695	106,642	39,786	46,330
Class C	36,091	12,787	250	274
Class I	152,513	56,905	92,039	93,968
Shares Redeemed
Class A	(590,474)	(590,220)	(518,551)	(1,452,813)
Class C	(99,013)	(125,328)	(35,250)	(71,406)
Class I	(1,408,161)	(4,537,151)	(3,451,840)	(3,926,664)
Net increase (decrease) in shares of beneficial interest outstanding	915,322	966,981	(188,475)	(1,554,088)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 58

	Large/Mid Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$(900,511)	$(97,545)	$457,182	$1,115,565
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	19,186,751	16,926,978	6,974,866	10,692,134
Capital gain dividends from REITs	7,719	35,373	291,495	230,951
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	16,499,172	38,101,444	(8,686,246)	27,258,589
Net increase (decrease) in net assets resulting from operations	34,793,131	54,966,250	(962,703)	39,297,239

Distributions to Shareholders:
Total distributions paid
Class A	(8,946,601)	(6,001,965)	(6,234,674)	(4,172,819)
Class C	(965,010)	(726,774)	(459,154)	(338,255)
Class I	(5,072,944)	(2,852,544)	(4,645,545)	(2,830,140)
Total dividends and distributions to shareholders	(14,984,555)	(9,581,283)	(11,339,373)	(7,341,214)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	23,633,826	20,939,680	7,162,854	8,260,717
Class C	2,091,101	1,521,435	781,860	740,974
Class I	54,779,334	38,577,219	20,359,128	28,458,185
Reinvestment of dividends and distributions
Class A	8,705,071	5,826,879	6,084,230	4,069,229
Class C	951,239	712,715	451,778	330,170
Class I	4,758,080	2,617,058	4,393,704	2,697,660
Cost of shares redeemed
Class A	(17,247,974)	(17,293,754)	(12,940,698)	(16,523,668)
Class C	(2,192,313)	(3,905,905)	(1,361,589)	(3,193,778)
Class I	(28,475,611)	(26,810,225)	(34,708,254)	(31,464,693)
Net increase (decrease) in net assets from share transactions of beneficial interest	47,002,753	22,185,102	(9,776,987)	(6,625,204)

Total Increase (Decrease) in Net Assets	66,811,329	67,570,069	(22,079,063)	25,330,821

Net Assets:
Beginning of year	216,606,938	149,036,869	195,874,164	170,543,343
End of year	$283,418,267	$216,606,938	$173,795,101	$195,874,164

Share Activity:
Shares Sold
Class A	1,801,976	1,760,356	384,196	437,992
Class C	231,907	178,914	72,992	66,947
Class I	3,950,322	3,098,822	1,056,691	1,498,733
Shares Reinvested
Class A	656,990	543,555	299,421	227,968
Class C	104,877	93,778	39,149	31,236
Class I	345,540	235,559	212,051	148,468
Shares Redeemed
Class A	(1,316,023)	(1,436,887)	(683,943)	(878,265)
Class C	(246,571)	(472,074)	(126,350)	(285,035)
Class I	(2,117,567)	(2,191,203)	(1,812,032)	(1,671,044)
Net increase (decrease) in shares of beneficial interest outstanding	3,411,451	1,810,820	(557,825)	(423,000)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 59

	Large/Mid Cap Value Fund		Fixed Income Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$1,406,567	$2,008,105	$3,377,057	$3,228,400
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	27,844,158	34,195,417	210,018	(3,523,451)
Capital gain dividends from REITs	207,278	11,394	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(24,659,958)	43,632,622	(1,381,697)	11,218,868
Net increase (decrease) in net assets resulting from operations	4,798,045	79,847,538	2,205,378	10,923,817

Distributions to Shareholders:
Total distributions paid
Class A	(17,426,783)	(1,533,935)	(2,285,589)	(2,053,790)
Class C	(1,563,250)	(74,122)	(123,450)	(131,860)
Class I	(12,725,668)	(1,280,169)	(1,100,930)	(994,719)
Total dividends and distributions to shareholders	(31,715,701)	(2,888,226)	(3,509,969)	(3,180,369)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	18,500,346	21,410,460	8,785,914	15,332,680
Class C	2,371,250	2,236,488	677,938	585,740
Class I	45,098,269	47,999,136	11,476,813	16,173,028
Reinvestment of dividends and distributions
Class A	16,834,598	1,478,791	2,117,444	1,833,239
Class C	1,542,771	72,383	103,909	105,049
Class I	12,123,558	1,181,987	905,262	827,734
Cost of shares redeemed
Class A	(25,915,332)	(29,812,138)	(10,995,457)	(15,739,938)
Class C	(3,274,872)	(6,994,515)	(1,954,544)	(2,957,491)
Class I	(64,557,910)	(44,841,279)	(13,378,781)	(11,819,275)
Net increase (decrease) in net assets from share transactions of beneficial interest	2,722,678	(7,268,687)	(2,261,502)	4,340,766

Total Increase (Decrease) in Net Assets	(24,194,978)	69,690,625	(3,566,093)	12,084,214

Net Assets:
Beginning of year	354,857,874	285,167,249	115,024,650	102,940,436
End of year	$330,662,896	$354,857,874	$111,458,557	$115,024,650

Share Activity:
Shares Sold
Class A	779,601	922,042	972,484	1,703,628
Class C	147,657	137,591	78,270	68,198
Class I	1,867,345	2,054,807	1,277,687	1,813,310
Shares Reinvested
Class A	717,587	69,135	232,252	201,491
Class C	96,303	4,753	11,922	12,059
Class I	509,607	54,570	100,286	91,906
Shares Redeemed
Class A	(1,100,831)	(1,275,210)	(1,209,422)	(1,748,813)
Class C	(202,165)	(439,030)	(225,417)	(340,496)
Class I	(2,739,905)	(1,904,213)	(1,490,884)	(1,323,075)
Net increase (decrease) in shares of beneficial interest outstanding	75,199	(375,555)	(252,822)	478,208

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 60

	High Yield Bond Fund		Israel Common Values Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$11,881,866	$10,640,462	$523,970	$833,108
Net realized gain (loss) from investments and foreign currency transactions	506,598	(4,306,843)	3,454,864	(1,357,269)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(225,407)	18,123,363	57,542,696	13,541,134
Net increase (decrease) in net assets resulting from operations	12,163,057	24,456,982	61,521,530	13,016,973

Distributions to Shareholders:
Total distributions paid
Class A	(3,734,976)	(3,512,305)	(566,636)	—
Class C	(131,779)	(112,492)	(17,043)	—
Class I	(8,050,590)	(6,869,832)	(572,074)	(39,507)
Total dividends and distributions to shareholders	(11,917,345)	(10,494,629)	(1,155,753)	(39,507)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	22,818,278	14,807,399	9,466,129	10,189,271
Class C	912,035	542,162	1,183,850	649,800
Class I	161,132,777	124,189,467	14,459,008	12,689,327
Reinvestment of dividends and distributions
Class A	3,362,257	3,118,565	497,016	—
Class C	127,899	110,040	15,887	—
Class I	6,761,439	5,680,419	485,633	34,442
Cost of shares redeemed
Class A	(13,980,101)	(15,652,928)	(9,133,371)	(12,147,547)
Class C	(399,217)	(950,350)	(2,099,256)	(3,760,290)
Class I	(131,521,976)	(95,496,352)	(16,779,786)	(16,175,892)
Net increase (decrease) in net assets from share transactions of beneficial interest	49,213,391	36,348,422	(1,904,890)	(8,520,889)

Total Increase (Decrease) in Net Assets	49,459,103	50,310,775	58,460,887	4,456,577

Net Assets:
Beginning of year	182,833,032	132,522,257	99,977,879	95,521,302
End of year	$232,292,135	$182,833,032	$158,438,766	$99,977,879

Share Activity:
Shares Sold
Class A	2,530,945	1,712,026	329,173	511,613
Class C	99,301	60,637	43,255	34,976
Class I	17,946,304	14,300,186	510,825	628,405
Shares Reinvested
Class A	373,909	354,236	19,707	—
Class C	13,945	12,246	680	—
Class I	751,690	645,045	18,963	1,740
Shares Redeemed
Class A	(1,554,069)	(1,782,840)	(327,563)	(602,039)
Class C	(43,535)	(107,132)	(85,348)	(202,322)
Class I	(14,764,056)	(10,916,692)	(613,078)	(776,417)
Net increase (decrease) in shares of beneficial interest outstanding	5,354,434	4,277,712	(103,386)	(404,044)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 61

	Defensive Strategies Fund		Strategic Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$1,121,850	$1,407,830	$419,284	$637,273
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	(708,142)	243,076	(197,912)	370,188
Capital gain dividends from affiliated funds	—	375,501	—	124,146
Capital gain dividends from REITs	76,377	77,654	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	10,055,250	8,970,541	2,634,832	4,111,426
Net increase (decrease) in net assets resulting from operations	10,545,335	11,074,602	2,856,204	5,243,033

Distributions to Shareholders:
Total distributions paid
Class A	(1,105,695)	(998,781)	(988,639)	(498,218)
Class C	(64,638)	(48,377)	(61,964)	(23,165)
Class I	(847,209)	(704,021)	(603)	0 (a)
Total dividends and distributions to shareholders	(2,017,542)	(1,751,179)	(1,051,206)	(521,383)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,533,644	6,419,448	2,759,494	2,655,271
Class C	441,094	286,819	251,182	186,455
Class I	12,993,688	11,183,629	10,151	17,000
Reinvestment of dividends and distributions
Class A	946,471	869,149	958,098	482,302
Class C	61,515	45,507	61,199	22,701
Class I	752,577	649,838	603	0 (a)
Cost of shares redeemed
Class A	(7,665,836)	(9,073,954)	(4,391,491)	(5,701,485)
Class C	(750,619)	(1,615,017)	(633,598)	(1,258,361)
Class I	(12,638,170)	(9,274,279)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,325,636)	(508,860)	(984,362)	(3,596,117)

Total Increase (Decrease) in Net Assets	7,202,157	8,814,563	820,636	1,125,533

Net Assets:
Beginning of year	79,330,603	70,516,040	33,757,663	32,632,130
End of year	$86,532,760	$79,330,603	$34,578,299	$33,757,663

Share Activity:
Shares Sold
Class A	304,890	479,122	279,172	288,442
Class C	31,682	22,514	29,960	23,777
Class I	874,524	831,142	1,049	1,760
Shares Reinvested
Class A	66,747	66,652	97,964	53,649
Class C	4,607	3,699	7,364	2,956
Class I	53,073	49,834	62	0 (b)
Shares Redeemed
Class A	(520,257)	(674,972)	(441,177)	(612,136)
Class C	(54,066)	(128,377)	(75,584)	(159,863)
Class I	(866,641)	(689,721)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	(105,441)	(40,107)	(101,190)	(401,415)

(a)	Less than $1.

(b)	Less than 1 share.

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 62

	Conservative Growth Fund		Growth & Income Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$561,701	$782,849	$314,306	$334,351
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	(23,834)	216,684	(752,968)	23,842
Capital gain dividends from affiliated funds	—	147,113	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	1,710,775	4,036,348	1,016,883	1,920,504
Net increase (decrease) in net assets resulting from operations	2,248,642	5,182,994	578,221	2,278,697

Distributions to Shareholders:
Total distributions paid
Class A	(1,125,403)	(592,194)	(245,841)	(319,139)
Class C	(90,230)	(35,028)	(12,312)	(21,089)
Class I	(4,596)	0 (a)	(67,167)	(84,722)
Total dividends and distributions to shareholders	(1,220,229)	(627,222)	(325,320)	(424,950)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,896,934	2,723,395	1,330,179	2,337,063
Class C	248,901	242,896	218,470	136,292
Class I	58,527	124,054	1,038,722	1,166,692
Reinvestment of dividends and distributions
Class A	1,085,370	569,811	233,689	302,558
Class C	88,064	33,144	12,308	21,038
Class I	4,596	0 (a)	63,660	80,781
Cost of shares redeemed
Class A	(6,021,319)	(7,220,915)	(1,749,170)	(2,520,821)
Class C	(979,185)	(1,266,967)	(269,372)	(814,601)
Class I	(50)	—	(1,239,131)	(1,288,559)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,618,162)	(4,794,582)	(360,645)	(579,557)

Total Increase (Decrease) in Net Assets	(2,589,749)	(238,810)	(107,744)	1,274,190

Net Assets:
Beginning of year	38,518,717	38,757,527	19,068,361	17,794,171
End of year	$35,928,968	$38,518,717	$18,960,617	$19,068,361

Share Activity:
Shares Sold
Class A	180,041	273,121	123,172	170,280
Class C	26,932	28,153	21,089	42,270
Class I	6,031	12,221	95,560	234,320
Shares Reinvested
Class A	105,171	58,562	21,473	89,873
Class C	9,873	3,922	1,182	13,480
Class I	447	0 (b)	5,799	26,024
Shares Redeemed
Class A	(576,659)	(725,537)	(161,724)	(210,706)
Class C	(107,944)	(147,174)	(25,901)	(68,334)
Class I	(5)	—	(112,813)	(213,605)
Net increase (decrease) in shares of beneficial interest outstanding	(356,113)	(496,732)	(32,163)	83,602

(a)	Less than $1.

(b)	Less than 1 share.

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 63

Section 5 | Financial Highlights

Small/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.30	$9.62	$8.42		$12.53	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)	(0.06)	(0.03)		(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	1.66	4.07	1.50		(2.95)	3.39
Total from investment operations	1.59	4.01	1.47		(3.04)	3.25

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—		—	—
From net realized gains on investments	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(1.08)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of year	$13.81	$13.30	$9.62		$8.42	$12.53

Total return (B)(C)	12.46%	42.75%	17.59%		(26.66)%	33.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$52,453	$45,754	$32,076		$27,983	$37,917
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70%	1.58%	1.58%		1.62%	1.60%
Expenses, net waiver and reimbursement (D)	1.60%	1.48%	1.48	%(E)	1.52%	1.50%
Net investment loss, before waiver and reimbursement	(0.63)%	(0.61)%	(0.38)%		(1.00)%	(1.30)%
Net investment loss, net waiver and reimbursement (D)	(0.53)%	(0.51)%	(0.28	)%(E)	(0.90)%	(1.20)%
Portfolio turnover rate	74%	95%	67%		46%	74%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 64

Small/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.70	$7.14	$6.36		$9.79	$7.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.11)	(0.07)		(0.13)	(0.18)
Net realized and unrealized gain (loss) on investments	1.19	3.00	1.12		(2.23)	2.68
Total from investment operations	1.08	2.89	1.05		(2.36)	2.50

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of year	$9.72	$9.70	$7.14		$6.36	$9.79

Total return (B)(C)	11.66%	41.88%	16.66%		(27.23)%	32.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,182	$3,004	$2,466		$2,150	$2,877
Ratios to average net assets
Expenses, before waiver and reimbursement	2.45%	2.33%	2.33%		2.37%	2.35%
Expenses, net waiver and reimbursement (D)	2.35%	2.23%	2.23	%(E)	2.27%	2.25%
Net investment loss, before waiver and reimbursement	(1.38)%	(1.36)%	(1.13)%		(1.75)%	(2.05)%
Net investment loss, net waiver and reimbursement (D)	(1.28)%	(1.26)%	(1.03	)%(E)	(1.65)%	(1.95)%
Portfolio turnover rate	74%	95%	67%		46%	56%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 65

Small/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.79	$9.93	$8.67		$12.84	$10.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)	(0.03)	(0.00	)*	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	1.73	4.22	1.53		(3.01)	3.47
Total from investment operations	1.69	4.19	1.53		(3.10)	3.35

LESS DISTRIBUTIONS:
From net investment income	(0.06)	—	—		—	—
From net realized gains on investments	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(1.12)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of year	$14.36	$13.79	$9.93		$8.67	$12.84

Total return (B)	12.70%	43.24%	17.78%		(26.48)%	34.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$31,943	$23,269	$7,833		$4,586	$12,104
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45%	1.33%	1.33%		1.44%	1.35%
Expenses, net waiver and reimbursement (C)	1.35%	1.23%	1.23	%(D)	1.34%	1.25%
Net investment loss, before waiver and reimbursement	(0.38)%	(0.34)%	(0.13)%		(0.85)%	(1.05)%
Net investment loss, net waiver and reimbursement (C)	(0.28)%	(0.24)%	(0.03	)%(D)	(0.75)%	(0.95)%
Portfolio turnover rate	74%	95%	67%		46%	56%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 66

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$13.65		$10.88		$9.16		$12.84	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.07		0.09		0.10	0.02
Net realized and unrealized gain (loss) on investments	2.19		2.82		1.68		(3.72)	2.90
Total from investment operations	2.31		2.89		1.77		(3.62)	2.92

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.12)		(0.05)		(0.06)	—
Total distributions	(0.13)		(0.12)		(0.05)		(0.06)	—

Net asset value, end of year	$15.83		$13.65		$10.88		$9.16	$12.84

Total return (B)(C)	17.12%		26.74%		19.31%		(28.33)%	29.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$66,864		$58,745		$57,824		$45,524	$61,220
Ratios to average net assets
Expenses, before waiver and reimbursement	1.67%		1.67%		1.64%		1.72%	1.63%
Expenses, net waiver and reimbursement (D)	1.57	%(G)	1.59	%(E)	1.59	%(F)	1.67%	1.58%
Net investment income, before waiver and reimbursement	0.79%		0.49%		0.76%		0.79%	0.13%
Net investment income, net waiver and reimbursement (D)	0.89	%(G)	0.57	%(E)	0.81	%(F)	0.84%	0.18%
Portfolio turnover rate	16%		18%		20%		7%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(G)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 67

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$13.06		$10.40		$8.78		$12.35	$9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.02)		0.01		0.00 *	(0.07)
Net realized and unrealized gain (loss) on investments	2.10		2.70		1.61		(3.57)	2.80
Total from investment operations	2.12		2.68		1.62		(3.57)	2.73

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.02)		—		—	—
Total distributions	(0.03)		(0.02)		—		—	—

Net asset value, end of year	$15.15		$13.06		$10.40		$8.78	$12.35

Total return (B)(C)	16.24%		25.81%		18.45%		(28.91)%	28.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,671		$1,697		$1,841		$1,492	$2,337
Ratios to average net assets
Expenses, before waiver and reimbursement	2.42%		2.42%		2.39%		2.47%	2.38%
Expenses, net waiver and reimbursement (D)	2.32	%(G)	2.34	%(E)	2.34	%(F)	2.42%	2.33%
Net investment income (loss), before waiver and reimbursement	0.04%		(0.25)%		0.02%		0.00%#	(0.65)%
Net investment income (loss), net waiver and reimbursement (D)	0.14	%(G)	(0.17	)%(E)	0.07	%(F)	0.05%	(0.60)%
Portfolio turnover rate	16%		18%		20%		7%	17%

*	Amount is less than $0.005 per share.

#	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(G)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 68

International Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$13.71		$10.92		$9.19		$12.89	$9.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.10		0.12		0.13	0.06
Net realized and unrealized gain (loss) on investments	2.18		2.84		1.69		(3.74)	2.89
Total from investment operations	2.34		2.94		1.81		(3.61)	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.15)		(0.08)		(0.09)	—
Total distributions	(0.16)		(0.15)		(0.08)		(0.09)	—

Net asset value, end of year	$15.89		$13.71		$10.92		$9.19	$12.89

Total return (B)	17.34%		27.13%		19.66%		(28.20)%	29.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$140,253		$122,203		$102,795		$69,570	$72,957
Ratios to average net assets
Expenses, before waiver and reimbursement	1.42%		1.42%		1.39%		1.47%	1.38%
Expenses, net waiver and reimbursement (C)	1.32	%(F)	1.34	%(D)	1.34	%(E)	1.42%	1.33%
Net investment income, before waiver and reimbursement	1.04%		0.73%		1.03%		1.13%	0.45%
Net investment income, net waiver and reimbursement (C)	1.14	%(F)	0.81	%(D)	1.08	%(E)	1.18%	0.50%
Portfolio turnover rate	16%		18%		20%		7%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(F)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 69

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.38	$10.43	$9.65		$12.61	$9.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)	(0.01)	0.01		(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	1.99	3.62	1.76		(2.12)	3.10
Total from investment operations	1.93	3.61	1.77		(2.16)	3.03

LESS DISTRIBUTIONS:
From net investment income	(0.00)*	—	—		—	—
From net realized gains on investments	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)

Net asset value, end of year	$14.42	$13.38	$10.43		$9.65	$12.61

Total return (B)(C)	15.01%	36.13%	18.83%		(18.74)%	31.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	159,125	132,332	94,109		82,627	$96,378
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.51%	1.41%	1.48%		1.50%	1.50%
Expenses, net waiver and reimbursement (D)(E)	1.38%	1.27%	1.29	%(G)	1.30%	1.39%
Net investment income (loss), before waiver and reimbursement (E)	(0.55)%	(0.21)%	(0.11)%		(0.55)%	(0.71)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.42)%	(0.08)%	0.07	%(G)	(0.35)%	(0.60)%
Portfolio turnover rate	40%	53%	39%		35%	22%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 70

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.43	$7.58	$7.31		$9.79	$7.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.07)	(0.05)		(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	1.38	2.58	1.31		(1.58)	2.42
Total from investment operations	1.27	2.51	1.26		(1.68)	2.30

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)

Net asset value, end of year	$9.81	$9.43	$7.58		$7.31	$9.79

Total return (B)(C)	14.24%	35.14%	17.79%		(19.27)%	30.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	11,614	10,312	9,802		8,577	$10,845
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.26%	2.16%	2.21%		2.25%	2.25%
Expenses, net waiver and reimbursement (D)(E)	2.13%	2.02%	2.04	%(G)	2.05%	2.14%
Net investment loss, before waiver and reimbursement (E)	(1.30)%	(0.96)%	(0.85)%		(1.30)%	(1.46)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(1.17)%	(0.82)%	(0.68	)%(G)	(1.10)%	(1.35)%
Portfolio turnover rate	40%	53%	39%		35%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 71

Large/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.89	$10.79	$9.94		$12.93	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)	0.02	0.03		(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	2.07	3.75	1.81		(2.18)	3.17
Total from investment operations	2.05	3.77	1.84		(2.19)	3.13

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.01)	—		—	—
From net realized gains on investments	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(0.92)	(0.67)	(0.99)		(0.80)	(0.19)

Net asset value, end of year	$15.02	$13.89	$10.79		$9.94	$12.93

Total return (B)	15.34%	36.49%	19.01%		(18.50)%	31.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	112,679	73,963	45,126		21,966	$27,220
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.26%	1.16%	1.21%		1.25%	1.25%
Expenses, net waiver and reimbursement (C)(D)	1.13%	1.02%	1.04	%(F)	1.05%	1.14%
Net investment income (loss), before waiver and reimbursement (D)	(0.30)%	0.03%	0.13%		(0.30)%	(0.45)%
Net investment income (loss), net waiver and reimbursement (C)(D)(E)	(0.17)%	0.17%	0.31	%(F)	(0.10)%	(0.34)%
Portfolio turnover rate	40%	53%	39%		35%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 72

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$20.63	$17.32	$15.98		$21.35	$14.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03	0.10	0.16		0.09	0.12
Net realized and unrealized gain (loss) on investments	(0.02)	3.97	2.32		(3.50)	7.10
Total from investment operations	0.01	4.07	2.48		(3.41)	7.22

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.15)	(0.07)		(0.08)	(0.03)
From net realized gains on investments	(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(1.17)	(0.76)	(1.14)		(1.96)	(0.03)

Net asset value, end of year	$19.47	$20.63	$17.32		$15.98	$21.35

Total return (B)(C)	(0.17)%	24.15%	15.45%		(17.84)%	51.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$104,772	$111,015	$96,865		$88,234	$105,800
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.57%	1.46%	1.47%		1.50%	1.46%
Expenses, net waiver and reimbursement (D)(E)	1.43%	1.33%	1.32	%(G)	1.34%	1.34%
Net investment income, before waiver and reimbursement (E)	0.03%	0.40%	0.74%		0.30%	0.50%
Net investment income, net waiver and reimbursement (D)(E)(F)	0.17%	0.53%	0.89	%(G)	0.46%	0.62%
Portfolio turnover rate	56%	50%	55%		49%	61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 73

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$12.15	$10.48	$10.06		$14.16	$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	(0.02)	0.01		(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.01)	2.36	1.48		(2.18)	4.73
Total from investment operations	(0.06)	2.34	1.49		(2.22)	4.71

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.06)	—		—	—
From net realized gains on investments	(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(1.09)	(0.67)	(1.07)		(1.88)	—

Net asset value, end of year	$11.00	$12.15	$10.48		$10.06	$14.16

Total return (B)(C)	(0.93)%	23.28%	14.61%		(18.44)%	49.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,612	$5,266	$6,502		$5,747	$7,293
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.32%	2.21%	2.22%		2.25%	2.21%
Expenses, net waiver and reimbursement (D)(E)	2.18%	2.08%	2.07	%(G)	2.09%	2.09%
Net investment income (loss), before waiver and reimbursement (E)	(0.72)%	(0.30)%	0.00	%*	(0.46)%	(0.26)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.58)%	(0.17)%	0.15	%(G)	(0.30)%	(0.14)%
Portfolio turnover rate	56%	50%	55%		49%	61%

*	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 74

Small Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$21.05	$17.66	$16.27		$21.71	$14.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08	0.15	0.20		0.14	0.17
Net realized and unrealized gain (loss) on investments	(0.01)	4.04	2.38		(3.57)	7.21
Total from investment operations	0.07	4.19	2.58		(3.43)	7.38

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.19)	(0.12)		(0.13)	(0.09)
From net realized gains on investments	(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(1.22)	(0.80)	(1.19)		(2.01)	(0.09)

Net asset value, end of year	$19.90	$21.05	$17.66		$16.27	$21.71

Total return (B)	0.12%	24.45%	15.78%		(17.65)%	51.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$64,411	$79,593	$67,177		$46,222	$56,299
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.32%	1.21%	1.22%		1.25%	1.21%
Expenses, net waiver and reimbursement (C)(D)	1.18%	1.08%	1.07	%(F)	1.09%	1.09%
Net investment income, before waiver and reimbursement (D)	0.28%	0.66%	1.00%		0.55%	0.75%
Net investment income, net waiver and reimbursement (C)(D)(E)	0.43%	0.79%	1.15	%(F)	0.72%	0.87%
Portfolio turnover rate	56%	50%	55%		49%	61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 75

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$25.98		$20.45		$18.91		$21.88	$17.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10		0.13		0.12		0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.32		5.59		2.51		(2.01)	5.12
Total from investment operations	0.42		5.72		2.63		(1.94)	5.11

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.10)		(0.04)		(0.00)*	(0.03)
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(2.27)		(0.19)		(1.09)		(1.03)	(0.66)

Net asset value, end of year	$24.13		$25.98		$20.45		$18.91	$21.88

Total return (B)(C)	1.86%		28.18%		13.95%		(9.70)%	29.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$194,928		$199,554		$162,861		$147,928	$160,560
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.47%		1.39%		1.45%		1.46%	1.45%
Expenses, net waiver and reimbursement (D)(E)	1.25	%(I)	1.19	%(G)	1.24	%(H)	1.21%	1.30%
Net investment income (loss), before waiver and reimbursement (E)	0.14%		0.34%		0.36%		0.08%	(0.17)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.36	%(I)	0.55	%(G)	0.56	%(H)	0.33%	(0.02)%
Portfolio turnover rate	31%		34%		17%		34%	33%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(I)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 76

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$18.38		$14.53		$13.78		$16.31	$13.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.03)		(0.03)		(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	0.22		3.97		1.83		(1.43)	3.85
Total from investment operations	0.17		3.94		1.80		(1.50)	3.73

LESS DISTRIBUTIONS:
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)

Net asset value, end of year	$16.39		$18.38		$14.53		$13.78	$16.31

Total return (B)(C)	1.18%		27.23%		13.06%		(10.34)%	28.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$12,869		$13,662		$15,111		$13,695	$15,162
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.22%		2.14%		2.20%		2.21%	2.20%
Expenses, net waiver and reimbursement (D)(E)	2.00	%(I)	1.94	%(G)	1.99	%(H)	1.96%	2.05%
Net investment loss, before waiver and reimbursement (E)	(0.61)%		(0.41)%		(0.40)%		(0.67)%	(0.92)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(0.39	)%(I)	(0.21	)%(G)	(0.19	)%(H)	(0.42)%	(0.77)%
Portfolio turnover rate	31%		34%		17%		34%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(I)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 77

Large/Mid Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$26.36		$20.74		$19.17		$22.14	$17.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.19		0.17		0.13	0.04
Net realized and unrealized gain (loss) on investments	0.34		5.67		2.54		(2.04)	5.18
Total from investment operations	0.50		5.86		2.71		(1.91)	5.22

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.15)		(0.09)		(0.03)	(0.08)
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(2.33)		(0.24)		(1.14)		(1.06)	(0.71)

Net asset value, end of year	$24.53		$26.36		$20.74		$19.17	$22.14

Total return (B)	2.17%		28.53%		14.21%		(9.48)%	30.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$122,865		$141,642		$107,195		$79,945	$77,776
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.22%		1.14%		1.20%		1.21%	1.20%
Expenses, net waiver and reimbursement (C)(D)	1.00	%(H)	0.94	%(F)	0.99	%(G)	0.96%	1.05%
Net investment income, before waiver and reimbursement (D)	0.38%		0.59%		0.61%		0.34%	0.08%
Net investment income, net waiver and reimbursement (C)(D)(E)	0.60	%(H)	0.80	%(F)	0.81	%(G)	0.59%	0.23%
Portfolio turnover rate	31%		34%		17%		34%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(G)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(H)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 78

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.32	$8.68	$8.92		$10.44	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27	0.26	0.19		0.08	0.03
Net realized and unrealized gain (loss) on investments	(0.10)	0.63	(0.23)		(1.49)	(0.27)
Total from investment operations	0.17	0.89	(0.04)		(1.41)	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.25)	(0.20)		(0.11)	(0.12)
Total distributions	(0.28)	(0.25)	(0.20)		(0.11)	(0.12)

Net asset value, end of year	$9.21	$9.32	$8.68		$8.92	$10.44

Total return (B)(C)	1.91%	10.37%	(0.55)%		(13.60)%	(2.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$74,281	$75,162	$68,641		$81,219	$96,586
Ratios to average net assets
Expenses, before waiver and reimbursement	1.35%	1.27%	1.29%		1.22%	1.34%
Expenses, net waiver and reimbursement (D)	1.15%	1.07%	1.07	%(E)	1.02%	1.14%
Net investment income, before waiver and reimbursement	2.79%	2.67%	1.87%		0.64%	0.11%
Net investment income, net waiver and reimbursement (D)	2.99%	2.86%	2.09	%(E)	0.84%	0.31%
Portfolio turnover rate	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 79

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$8.92	$8.32	$8.56		$10.04	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.19	0.18	0.12		0.01	(0.04)
Net realized and unrealized gain (loss) on investments	(0.08)	0.61	(0.22)		(1.44)	(0.27)
Total from investment operations	0.11	0.79	(0.10)		(1.43)	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.19)	(0.14)		(0.05)	(0.03)
Total distributions	(0.22)	(0.19)	(0.14)		(0.05)	(0.03)

Net asset value, end of year	$8.81	$8.92	$8.32		$8.56	$10.04

Total return (B)(C)	1.23%	9.51%	(1.24)%		(14.24)%	(2.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,596	$5,860	$7,628		$8,861	$11,369
Ratios to average net assets
Expenses, before waiver and reimbursement	2.10%	2.02%	2.04%		1.97%	2.09%
Expenses, net waiver and reimbursement (D)	1.90%	1.82%	1.82	%(E)	1.77%	1.89%
Net investment income (loss), before waiver and reimbursement	2.04%	1.92%	1.12%		(0.11)%	(0.64)%
Net investment income (loss), net waiver and reimbursement (D)	2.24%	2.10%	1.35	%(E)	0.09%	(0.44)%
Portfolio turnover rate	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 80

Fixed Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.23	$8.59	$8.83		$10.34	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.29	0.28	0.22		0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.10)	0.63	(0.24)		(1.49)	(0.28)
Total from investment operations	0.19	0.91	(0.02)		(1.38)	(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.27)	(0.22)		(0.13)	(0.17)
Total distributions	(0.30)	(0.27)	(0.22)		(0.13)	(0.17)

Net asset value, end of year	$9.12	$9.23	$8.59		$8.83	$10.34

Total return (B)	2.19%	10.76%	(0.30)%		(13.41)%	(2.07)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,582	$34,002	$26,672		$21,308	$18,389
Ratios to average net assets
Expenses, before waiver and reimbursement	1.10%	1.02%	1.04%		0.97%	1.09%
Expenses, net waiver and reimbursement (C)	0.90%	0.82%	0.82	%(D)	0.77%	0.89%
Net investment income, before waiver and reimbursement	3.04%	2.92%	2.18%		0.90%	0.36%
Net investment income, net waiver and reimbursement (C)	3.24%	3.11%	2.41	%(D)	1.10%	0.56%
Portfolio turnover rate	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 81

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.05	$8.32	$7.98		$9.91	$9.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.51	0.52	0.44		0.41	0.41
Net realized and unrealized gain (loss) on investments	0.01	0.71	0.35		(1.90)	0.64
Total from investment operations	0.52	1.23	0.79		(1.49)	1.05

LESS DISTRIBUTIONS:
From net investment income	(0.48)	(0.50)	(0.45)		(0.41)	(0.40)
From net realized gains on investments	—	—	—		(0.03)	—
Total distributions	(0.48)	(0.50)	(0.45)		(0.44)	(0.40)

Net asset value, end of year	$9.09	$9.05	$8.32		$7.98	$9.91

Total return (B)(C)	5.97%	15.07%	10.00%		(15.45)%	11.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$76,912	$64,381	$56,855		$67,766	$64,216
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29%	1.24%	1.32%		1.26%	1.38%
Expenses, net waiver and reimbursement (D)	1.19%	1.14%	1.19	%(E)	1.18%	1.33%
Net investment income, before waiver and reimbursement	5.53%	5.78%	5.06%		4.36%	4.15%
Net investment income, net waiver and reimbursement (D)	5.63%	5.88%	5.18	%(E)	4.44%	4.20%
Portfolio turnover rate	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 82

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.23	$8.48	$8.12		$10.08	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.45	0.46	0.38		0.34	0.34
Net realized and unrealized gain (loss) on investments	0.01	0.72	0.37		(1.93)	0.66
Total from investment operations	0.46	1.18	0.75		(1.59)	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.42)	(0.43)	(0.39)		(0.34)	(0.32)
From net realized gains on investments	—	—	—		(0.03)	—
Total distributions	(0.42)	(0.43)	(0.39)		(0.37)	(0.32)

Net asset value, end of year	$9.27	$9.23	$8.48		$8.12	$10.08

Total return (B)(C)	5.09%	14.14%	9.27%		(16.14)%	10.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,127	$2,469	$2,559		$2,337	$3,138
Ratios to average net assets
Expenses, before waiver and reimbursement	2.04%	1.99%	2.07%		2.01%	2.13%
Expenses, net waiver and reimbursement (D)	1.94%	1.89%	1.94	%(E)	1.93%	2.08%
Net investment income, before waiver and reimbursement	4.78%	5.02%	4.32%		3.60%	3.40%
Net investment income, net waiver and reimbursement (D)	4.88%	5.12%	4.44	%(E)	3.68%	3.45%
Portfolio turnover rate	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 83

High Yield Bond Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.06	$8.33	$7.98		$9.91	$9.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.53	0.54	0.46		0.43	0.44
Net realized and unrealized gain (loss) on investments	0.01	0.71	0.36		(1.90)	0.63
Total from investment operations	0.54	1.25	0.82		(1.47)	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.52)	(0.47)		(0.43)	(0.42)
From net realized gains on investments	—	—	—		(0.03)	—
Total distributions	(0.51)	(0.52)	(0.47)		(0.46)	(0.42)

Net asset value, end of year	$9.09	$9.06	$8.33		$7.98	$9.91

Total return (B)	6.10%	15.34%	10.40%		(15.24)%	11.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$152,253	$115,983	$73,109		$67,093	$69,150
Ratios to average net assets
Expenses, before waiver and reimbursement	1.04%	0.99%	1.07%		1.01%	1.13%
Expenses, net waiver and reimbursement (C)	0.94%	0.89%	0.94	%(D)	0.93%	1.08%
Net investment income, before waiver and reimbursement	5.78%	6.02%	5.31%		4.59%	4.40%
Net investment income, net waiver and reimbursement (C)	5.88%	6.12%	5.45	%(D)	4.68%	4.45%
Portfolio turnover rate	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 84

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$22.00	$19.34	$21.61	$24.70	$16.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.10	0.16	0.11	0.05	(0.10)
Net realized and unrealized gain (loss) on investments	13.80	2.50	(2.38)	(3.14)	8.25
Total from investment operations	13.90	2.66	(2.27)	(3.09)	8.15

LESS DISTRIBUTIONS:
From net investment income	(0.25)	—	—	—	—
Total distributions	(0.25)	—	—	—	—

Net asset value, end of year	$35.65	$22.00	$19.34	$21.61	$24.70

Total return (B)(C)	63.62%	13.75%	(10.50)%	(12.51)%	49.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$84,169	$51,467	$47,004	$53,800	$57,667
Ratio of expenses to average net assets	1.71%	1.77%	1.82%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets	0.36%	0.79%	0.53%	0.20%	(0.48)%
Portfolio turnover rate	8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 85

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$20.28	$17.97	$20.22	$23.29	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.01)	(0.05)	(0.13)	(0.26)
Net realized and unrealized gain (loss) on investments	12.73	2.32	(2.20)	(2.94)	7.82
Total from investment operations	12.62	2.31	(2.25)	(3.07)	7.56

LESS DISTRIBUTIONS:
From net investment income	(0.06)	—	—	—	—
Total distributions	(0.06)	—	—	—	—

Net asset value, end of year	$32.84	$20.28	$17.97	$20.22	$23.29

Total return (B)(C)	62.38%	12.85%	(11.13)%	(13.18)%	48.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,948	$5,747	$8,101	$10,263	$12,293
Ratio of expenses to average net assets	2.46%	2.52%	2.57%	2.47%	2.47%
Ratio of net investment loss to average net assets	(0.39%)	(0.06%)	(0.25%)	(0.54%)	(1.27)%
Portfolio turnover rate	8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 86

Israel Common Values Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$22.37	$19.64	$21.88	$24.95	$16.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.17	0.22	0.17	0.12	(0.05)
Net realized and unrealized gain (loss) on investments	14.03	2.53	(2.41)	(3.19)	8.32
Total from investment operations	14.20	2.75	(2.24)	(3.07)	8.27

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.02)	—	—	—
Total distributions	(0.30)	(0.02)	—	—	—

Net asset value, end of year	$36.27	$22.37	$19.64	$21.88	$24.95

Total return (B)	64.02%	14.00%	(10.24)%	(12.30)%	49.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$66,322	$42,764	$40,417	$36,790	$45,063
Ratio of expenses to average net assets	1.46%	1.52%	1.56%	1.47%	1.47%
Ratio of net investment income (loss) to average net assets	0.61%	1.06%	0.82%	0.48%	(0.22)%
Portfolio turnover rate	8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 87

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$14.69	$12.98	$12.52		$13.52	$11.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20	0.25	0.15		0.28	0.10
Net realized and unrealized gain (loss) on investments	1.83	1.78	0.88		(1.21)	1.64
Total from investment operations	2.03	2.03	1.03		(0.93)	1.74

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.22)	(0.25)		(0.07)	—
From net realized gains on investments	(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.38)	(0.32)	(0.57)		(0.07)	—

Net asset value, end of year	$16.34	$14.69	$12.98		$12.52	$13.52

Total return (B)(C)	14.22%	15.92%	8.30%		(6.92)%	14.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$45,599	$43,178	$39,823		$45,313	$40,342
Ratios to average net assets
Expenses, before waiver and reimbursement	1.36%	1.35%	1.36%		1.42%	1.48%
Expenses, net waiver and reimbursement (D)	1.24%	1.19%	1.27	%(E)	1.37%	1.43%
Net investment income, before waiver and reimbursement	1.24%	1.68%	1.09%		1.95%	0.74%
Net investment income, net waiver and reimbursement (D)	1.36%	1.84%	1.18	%(E)	2.00%	0.79%
Portfolio turnover rate	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 88

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.78	$12.15	$11.76		$12.74	$11.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09	0.13	0.05		0.18	0.01
Net realized and unrealized gain (loss) on investments	1.71	1.69	0.83		(1.16)	1.55
Total from investment operations	1.80	1.82	0.88		(0.98)	1.56

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.09)	(0.17)		—	—
From net realized gains on investments	(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.28)	(0.19)	(0.49)		—	—

Net asset value, end of year	$15.30	$13.78	$12.15		$11.76	$12.74

Total return (B)(C)	13.36%	15.13%	7.50%		(7.69)%	13.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,347	$3,259	$4,117		$4,880	$3,388
Ratios to average net assets
Expenses, before waiver and reimbursement	2.11%	2.10%	2.11%		2.17%	2.23%
Expenses, net waiver and reimbursement (D)	1.99%	1.94%	2.02	%(E)	2.12%	2.18%
Net investment income (loss), before waiver and reimbursement	0.49%	0.88%	0.30%		1.32%	(0.01)%
Net investment income (loss), net waiver and reimbursement (D)	0.61%	1.04%	0.39	%(E)	1.37%	0.04%
Portfolio turnover rate	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 89

Defensive Strategies Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$14.72	$13.01	$12.54		$13.55	$11.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.24	0.28	0.19		0.35	0.17
Net realized and unrealized gain (loss) on investments	1.83	1.78	0.89		(1.26)	1.61
Total from investment operations	2.07	2.06	1.08		(0.91)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.25)	(0.29)		(0.10)	—
From net realized gains on investments	(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.41)	(0.35)	(0.61)		(0.10)	—

Net asset value, end of year	$16.38	$14.72	$13.01		$12.54	$13.55

Total return (B)(C)	14.55%	16.20%	8.64%		(6.80)%	15.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$37,586	$32,894	$26,576		$25,269	$14,750
Ratios to average net assets
Expenses, before waiver and reimbursement	1.11%	1.10%	1.11%		1.17%	1.23%
Expenses, net waiver and reimbursement (D)	0.99%	0.94%	1.03	%(E)	1.12%	1.18%
Net investment income, before waiver and reimbursement	1.51%	1.88%	1.36%		2.39%	1.21%
Net investment income, net waiver and reimbursement (D)	1.63%	2.05%	1.44	%(E)	2.44%	1.26%
Portfolio turnover rate	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 90

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.14	$8.79	$8.77		$10.92	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13	0.18	0.12		0.06	0.03
Net realized and unrealized gain (loss) on investments	0.74	1.32	0.54		(1.70)	1.75
Total from investment operations	0.87	1.50	0.66		(1.64)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.13)	(0.06)		(0.02)	(0.01)
From net realized gains on investments	(0.12)	(0.02)	(0.58)		(0.49)	(0.33)
Total distributions	(0.31)	(0.15)	(0.64)		(0.51)	(0.34)

Net asset value, end of year	$10.70	$10.14	$8.79		$8.77	$10.92

Total return (B)(C)	8.95%	17.23%	7.37%		(15.82)%	19.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,825	$31,769	$29,928		$29,944	$37,731
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.94%	0.89%	1.28%		1.09%	1.10%
Expenses, net waiver and reimbursement (D)	0.94%	0.89%	1.03	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.28%	1.96%	1.08%		0.56%	0.27%
Net investment income, net waiver and reimbursement (D)(E)	1.28%	1.96%	1.33	%(F)	N/A	N/A
Portfolio turnover rate	40%	3%	26%		28%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 91

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$8.63	$7.48	$7.54		$9.50	$8.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07	0.11	0.05		(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.62	1.12	0.47		(1.45)	1.54
Total from investment operations	0.69	1.23	0.52		(1.47)	1.49

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.06)	—		—	—
From net realized gains on investments	(0.12)	(0.02)	(0.58)		(0.49)	(0.33)
Total distributions	(0.27)	(0.08)	(0.58)		(0.49)	(0.33)

Net asset value, end of year	$9.05	$8.63	$7.48		$7.54	$9.50

Total return (B)(C)	8.27%	16.61%	6.75%		(16.42)%	18.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,722	$1,971	$2,704		$2,680	$2,967
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.44%	1.39%	1.91%		1.84%	1.85%
Expenses, net waiver and reimbursement (D)	1.44%	1.39%	1.66	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	0.78%	1.39%	0.45%		(0.20)%	(0.48)%
Net investment income, net waiver and reimbursement (D)(E)	0.78%	1.39%	0.70	%(F)	N/A	N/A
Portfolio turnover rate	40%	3%	26%		28%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 92

Strategic Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2025	2024	2023*

Net asset value, beginning of period	$10.15	$8.79	$9.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15	0.23	0.03
Net realized and unrealized gain (loss) on investments	0.75	1.28	(0.32	)(B)
Total from investment operations	0.90	1.51	(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.13)	—
From net realized gains on investments	(0.12)	(0.02)	—
Total distributions	(0.34)	(0.15)	—

Net asset value, end of period	$10.71	$10.15	$8.79

Total return (C)(D)	9.21%	17.33%	(3.19	)%(G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$30,764	$17,889	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	0.69%	0.64%	1.03	%(H)
Expenses, net waiver and reimbursement (E)	0.69%	0.64%	0.78	%(H)(I)
Net investment income, before waiver and reimbursement (E)(F)	1.53%	2.33%	3.37	%(H)
Net investment income, net waiver and reimbursement (E)(F)	1.53%	2.33%	3.62	%(H)(I)
Portfolio turnover rate	40%	3%	26	%(G)

*	The Strategic Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 93

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.76	$9.54	$9.58		$11.66	$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17	0.21	0.14		0.05	0.02
Net realized and unrealized gain (loss) on investments	0.53	1.18	0.33		(1.66)	1.31
Total from investment operations	0.70	1.39	0.47		(1.61)	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.15)	(0.04)		(0.02)	(0.04)
From net realized gains on investments	(0.10)	(0.02)	(0.47)		(0.45)	(0.25)
Total distributions	(0.35)	(0.17)	(0.51)		(0.47)	(0.29)

Net asset value, end of year	$11.11	$10.76	$9.54		$9.58	$11.66

Total return (B)(C)	6.74%	14.71%	4.79%		(14.48)%	12.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$33,424	$35,490	$35,238		$37,037	$46,151
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.90%	0.90%	1.24%		1.04%	1.10%
Expenses, net waiver and reimbursement (D)	0.90%	0.90%	0.99	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.60%	2.11%	1.17%		0.43%	0.20%
Net investment income, net waiver and reimbursement (D)(E)	1.60%	2.11%	1.42	%(F)	N/A	N/A
Portfolio turnover rate	37%	4%	27%		21%	21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 94

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.31	$8.25	$8.36		$10.29	$9.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.14	0.06		(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	0.47	1.02	0.30		(1.45)	1.17
Total from investment operations	0.57	1.16	0.36		(1.48)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.08)	—		—	—
From net realized gains on investments	(0.10)	(0.02)	(0.47)		(0.45)	(0.25)
Total distributions	(0.31)	(0.10)	(0.47)		(0.45)	(0.25)

Net asset value, end of year	$9.57	$9.31	$8.25		$8.36	$10.29

Total return (B)(C)	6.27%	14.14%	4.10%		(15.10)%	11.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,297	$2,898	3,519		$3,895	$5,496
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.40%	1.40%	1.87%		1.79%	1.85%
Expenses, net waiver and reimbursement (D)	1.40%	1.40%	1.63	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.10%	1.57%	0.53%		(0.32)%	(0.56)%
Net investment income, net waiver and reimbursement (D)(E)	1.10%	1.57%	0.77	%(F)	N/A	N/A
Portfolio turnover rate	37%	4%	27%		21%	21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 95

Conservative Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2025	2024	2023*

Net asset value, beginning of period	$10.74	$9.54	$9.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20	0.28	0.05
Net realized and unrealized gain (loss) on investments	0.54	1.09	(0.31	)(B)
Total from investment operations	0.74	1.37	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.15)	—
From net realized gains on investments	(0.10)	(0.02)	—
Total distributions	(0.38)	(0.17)	—

Net asset value, end of period	$11.10	$10.74	$9.54

Total return (C)(D)	7.12%	14.49%	(2.65	)%(G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$207,461	$131,305	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	0.65%	0.65%	0.99	%(H)
Expenses, net waiver and reimbursement (E)	0.65%	0.65%	0.74	%(H)(I)
Net investment income, before waiver and reimbursement (E)(F)	1.85%	2.69%	5.50	%(H)
Net investment income, net waiver and reimbursement (E)(F)	1.85%	2.69%	5.75	%(H)(I)
Portfolio turnover rate	37%	4%	27	%(G)

*	The Conservative Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 96

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.98	$9.92	$10.66		$11.75	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18	0.19	0.17		0.11	0.06
Net realized and unrealized gain (loss) on investments	0.16	1.12	(0.08)		(1.03)	1.68
Total from investment operations	0.34	1.31	0.09		(0.92)	1.74

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.19)	(0.17)		(0.12)	(0.10)
From net realized gains on investments	—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.19)	(0.25)	(0.83)		(0.17)	(0.10)

Net asset value, end of year	$11.13	$10.98	$9.92		$10.66	$11.75

Total return (B)(C)	3.16%	13.32%	0.50%		(7.97)%	17.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,223	$14,226	$12,726		$13,150	$14,191
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.08%	1.98%	1.98%		1.85%	1.90%
Expenses, net waiver and reimbursement (D)(E)	1.57%	1.59%	1.58	%(G)	1.27%	1.52%
Net investment income, before waiver and reimbursement (E)	1.20%	1.46%	1.23%		0.36%	0.18%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.70%	1.86%	1.63	%(G)	0.94%	0.56%
Portfolio turnover rate	67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 97

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.52	$9.51	$10.25		$11.31	$9.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.11	0.09		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.14	1.07	(0.07)		(0.98)	1.60
Total from investment operations	0.24	1.18	0.02		(0.96)	1.58

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.11)	(0.10)		(0.05)	(0.01)
From net realized gains on investments	—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.11)	(0.17)	(0.76)		(0.10)	(0.01)

Net asset value, end of year	$10.65	$10.52	$9.51		$10.25	$11.31

Total return (B)(C)	2.35%	12.47%	(0.23)%		(8.62)%	16.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,114	$1,139	$1,664		$1,923	$1,938
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.83%	2.73%	2.73%		2.60%	2.65%
Expenses, net waiver and reimbursement (D)(E)	2.32%	2.34%	2.33	%(G)	2.02%	2.27%
Net investment income (loss), before waiver and reimbursement (E)	0.45%	0.73%	0.47%		(0.41%)	(0.57%)
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.95%	1.13%	0.88	%(G)	0.17%	(0.19%)
Portfolio turnover rate	67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 98

Growth & Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$11.07	$10.00	$10.74		$11.83	$10.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21	0.22	0.20		0.15	0.09
Net realized and unrealized gain (loss) on investments	0.16	1.13	(0.08)		(1.04)	1.69
Total from investment operations	0.37	1.35	0.12		(0.89)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.22)	(0.20)		(0.15)	(0.13)
From net realized gains on investments	—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.22)	(0.28)	(0.86)		(0.20)	(0.13)

Net asset value, end of year	$11.22	$11.07	$10.00		$10.74	$11.83

Total return (B)(C)	3.39%	13.59%	0.75%		(7.67)%	17.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,624	$3,703	$3,404		$3,154	$2,070
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.83%	1.73%	1.73%		1.69%	1.65%
Expenses, net waiver and reimbursement (D)(E)	1.32%	1.34%	1.32	%(G)	1.02%	1.27%
Net investment income, before waiver and reimbursement (E)	1.45%	1.70%	1.50%		0.52%	0.43%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.95%	2.10%	1.91	%(G)	1.19%	0.81%
Portfolio turnover rate	67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 99

Section 6 | Notes to Financial Statements

SEPTEMBER 30, 2025

Timothy Plan Family of Funds

NOTE 1 |	Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2025, the Trust consisted of eighteen series. These financial statements include the following twelve series: Timothy Plan Small/Mid Cap Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Small/Mid Cap Growth Fund’s (the “Small/Mid Cap Growth Fund”) investment objective is long-term growth of capital. The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in small and mid-cap stocks. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index.

The Timothy Plan International Fund’s (the “International Fund”) investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s (the “Large/Mid Cap Growth Fund”) investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion and affiliated exchange traded funds.

The Timothy Plan Small Cap Value Fund’s (the “Small Cap Value Fund”) primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index and affiliated exchange traded funds.

The Timothy Plan Large/Mid Cap Value Fund’s (the “Large/Mid Cap Value Fund”) investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion and affiliated exchange traded funds.

The Timothy Plan Fixed Income Fund (the “Fixed Income Fund”) seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 100

The Timothy Plan High Yield Bond Fund’s (the “High Yield Bond Fund”) investment objective is to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund (the “Israel Common Values Fund”) seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s (the “Defensive Strategies Fund”) investment objective is to provide long-term capital growth. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based securities, various fixed-income securities and Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund (the “Strategic Growth Fund”) seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Fixed Income Fund	0 - 20%
International Fund	0 - 20%
High Yield Bond Fund	0 - 15%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 30%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
US Large/Mid Cap Core ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%
High Dividend Stock ETF	0 - 20%
US Small Cap Core ETF	0 - 20%

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 101

The Timothy Plan Conservative Growth Fund (the “Conservative Growth Fund”) seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Fixed Income	20 - 40%
International	0 - 20%
High Yield Bond	0 - 15%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 25%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
US Large/Mid Cap Core ETF	0 - 30%
High Dividend Stock Enhanced ETF	0 - 25%
High Dividend Stock ETF	0 - 25%
US Small Cap Core ETF	0 - 15%

The Timothy Plan Growth & Income Fund’s (the “Growth & Income Fund”) investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ CODM is comprised of its Adviser’s Portfolio Management Team serving the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 102

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Small/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 103

●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The NAV of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013 except for the Strategic Growth Fund and the Conservative Growth Fund which commenced operations on September 1, 2023, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 to September 30, 2024, or expected to be taken in the Funds’ September 30, 2025 year-end tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 104

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

During the fiscal year ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025, as follows:

FUND	PAID IN CAPITAL	ACCUMULATED EARNINGS (LOSSES)
Small/Mid Cap Growth Fund	$184,674	$(184,674)
International Fund	152,196	(152,196)
Large/Mid Cap Growth Fund	1,504,052	(1,504,052)
Small Cap Value Fund	276,715	(276,715)
Large/Mid Cap Value Fund	4,208,527	(4,208,527)
Defensive Strategies Fund	97,183	(97,183)
Strategic Growth Fund	32,350	(32,350)
Conservative Growth Fund	55,902	(55,902)

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Defensive Strategies Fund.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 105

Note 2 |	Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FAIR VALUATION PROCESS

The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 106

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at September 30, 2025, and there were no options transactions for the year ended September 30, 2025.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 107

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, LPs, LLCs, and PLCs, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the advisor or sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, government mortgage-backed securities, government notes and bonds, non U.S. government bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the advisor or sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 108

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025:

Small/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$86,254,381	$—	$—	$86,254,381
Money Market Fund	1,352,548	—	—	1,352,548
Total	$87,606,929	$—	$—	$87,606,929

International Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$199,519,389	$—	$—	$199,519,389
Money Market Fund	9,059,946	—	—	9,059,946
Total	$208,579,335	$—	$—	$208,579,335

Large/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$246,787,636	$—	$—	$246,787,636
Exchange - Traded Fund	26,528,181	—	—	26,528,181
Money Market Fund	10,106,622	—	—	10,106,622
Total	$283,422,439	$—	$—	$283,422,439

Small Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$145,756,093	$—	$—	$145,756,093
Exchange - Traded Fund	24,110,600	—	—	24,110,600
Money Market Fund	3,727,983	—	—	3,727,983
Total	$173,594,676	$—	$—	$173,594,676

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 109

Large/Mid Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$250,192,865	$—	$—	$250,192,865
Exchange - Traded Funds	62,288,307	—	—	62,288,307
Money Market Fund	18,197,456	—	—	18,197,456
Total	$330,678,628	$—	$—	$330,678,628

Fixed Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset Backed Securities	$—	$5,145,887	$—	$5,145,887
Corporate Bonds	—	32,940,229	—	32,940,229
Non U.S. Government & Agencies	—	5,148,857	—	5,148,857
U.S. Government & Agencies	—	66,182,429	—	66,182,429
Money Market Fund	1,228,366	—	—	1,228,366
Total	$1,228,366	$109,417,402	$—	$110,645,768

High Yield Bond Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$213,987,460	$—	$213,987,460
Money Market Fund	14,593,473	—	—	14,593,473
Total	$14,593,473	$213,987,460	$—	$228,580,933

Israel Common Values Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$154,188,846	$—	$—	$154,188,846
Money Market Fund	4,252,490	—	—	4,252,490
Total	$158,441,336	$—	$—	$158,441,336

Defensive Strategies Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$40,764,356	$—	$—	$40,764,356
Precious Metals - Physical Holding	23,685,567	—	—	23,685,567
U.S. Government & Agencies	—	19,871,570	—	19,871,570
Money Market Fund	2,289,820	—	—	2,289,820
Total	$66,739,743	$19,871,570	$—	$86,611,313

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 110

Strategic Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$21,031,990	$—	$—	$21,031,990
Open End Funds	13,086,523	—	—	13,086,523
Money Market Fund	508,067	—	—	508,067
Total	$34,626,580	$—	$—	$34,626,580

Conservative Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$15,816,050	$—	$—	$15,816,050
Open End Funds	19,760,994	—	—	19,760,994
Money Market Fund	395,913	—	—	395,913
Total	$35,972,957	$—	$—	$35,972,957

Growth & Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Fund	$10,030,502	$—	$—	$10,030,502
Asset Back Securities	—	403,221	—	403,221
Corporate Bonds	—	2,164,584	—	2,164,584
Non U.S. Government & Agencies	—	339,187	—	339,187
U.S. Government & Agencies	—	5,844,505	—	5,844,505
Money Market Fund	157,521	—	—	157,521
Total	$10,188,023	$8,751,497	$—	$18,939,520

Refer to the Schedules of Investments for industry classifications.

For the year ended September 30, 2025, there were no changes into/out of Level 3. Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 111

Note 3 |	Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended September 30, 2025:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Small/Mid Cap Growth Fund	$—	$63,503,833	$—	$55,502,676
International Fund	—	29,265,278	—	31,987,988
Large/Mid Cap Growth Fund*	—	123,505,926	—	93,085,889
Small Cap Value Fund*	—	98,693,760	—	120,745,631
Large/Mid Cap Value Fund*	—	98,230,291	—	131,390,763
Fixed Income Fund	23,685,620	6,442,547	27,721,048	3,832,493
High Yield Bond Fund	—	126,410,334	—	89,714,688
Israel Common Values Fund	—	10,075,080	—	14,685,460
Defensive Strategies Fund*	—	37,051,021	—	39,014,068
Strategic Growth Fund*	—	12,961,199	—	14,375,082
Conservative Growth Fund*	—	13,024,049	—	16,746,622
Growth & Income Fund*	3,164,532	9,136,331	3,778,473	8,865,715

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 |	Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on November 22, 2024. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Small/Mid Cap Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.15% on both the Strategic Growth Fund and the Conservative Growth Fund. TPL has contractually agreed, through January 28, 2026, to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Small/Mid Cap Growth Fund to 0.75%; from the Defensive Strategies Fund to 0.55%; from the High Yield Bond Fund to 0.50%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. Effective February 1, 2024, TPL voluntarily reduced the fee to 0.90% for the International Fund. Effective August 12, 2023, TPL voluntarily reduced the fee to 0.75% for the Large/Mid Cap Value Fund through November 30, 2024. Effective December 1, 2024, TPL voluntarily reduced the fee to 0.70% for the Large/Mid Cap Value Fund through January 31, 2025. Effective February 1, 2025, TPL increased the fee to 0.75% for the Large/Mid Cap Value Fund. An officer and trustee of the Funds is also an officer and owner of the advisor.

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Funds’ assets, except Strategic Growth Fund and Conservative Growth Fund, estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 112

affiliates that have a contractual management fee, through January 28, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The waived advisory fees are not recoupable.

For the year ended September 30, 2025, TPL waived advisory fees for the Funds as follows:

FUND	Year Ended September 30, 2025
Small/Mid Cap Growth Fund	$78,499
International Fund	185,488
Large/Mid Cap Growth Fund	107,246
Small Cap Value Fund	79,167
Large/Mid Cap Value Fund	296,662
Fixed Income Fund	223,370
High Yield Bond Fund	205,368
Defensive Strategies Fund	33,324
Growth & Income Fund	13,389

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund, the Fixed Income Fund, the Defensive Strategies Fund and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock Enhanced ETF, the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core Enhanced ETF, the Timothy Plan US Large/Mid Cap Core ETF, the Timothy Plan US Small Cap Core ETF and the Timothy Plan Market Neutral ETF. For the year ended September 30, 2025, the Funds’ waived fees as follows pursuant to that arrangement.

FUND	Year Ended September 30, 2025
Large/Mid Cap Growth Fund	$203,639
Small Cap Value Fund	181,569
Large/Mid Cap Value Fund	442,218
Defensive Strategies Fund	60,671
Growth & Income Fund	81,297

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pays the Investment Managers as follows:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20 million in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20 million of the average net assets in the fixed income allocation of the Fund.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 113

Chartwell Investment Partners (“Chartwell”)

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Chilton Capital Management, LLC

For its services rendered to the Defensive Strategies Fund, the Adviser will pay to the Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity Management, LLC (“Core”)

As compensation for its services to the Fund, Core receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Eagle Global Advisors, LLC (“Eagle”)

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood Management Corp. (“Westwood”)

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

●	25 basis points (0.25%) on the first $200 million of net assets
●	15 basis points (0.15%) on the next $200 million of net assets;
●	8 basis points (0.08%) on the next $600 million of net assets; and
●	6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Small/Mid Cap Growth Fund, International Fund, Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Fixed Income Fund, High Yield Bond Fund, Defensive Strategies Fund, Israel Common Values Fund and Growth & Income Fund have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 114

The Conservative Growth Fund and Strategic Growth Fund have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds pay a service fee at an annual rate of 0.25%, payable monthly of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the year ended September 30, 2025, the Funds paid TPL under the terms of the Plans as follows:

FUND	12B-1 FEES
Year Ended September 30, 2025
Small/Mid Cap Growth Fund	$146,320
International Fund	162,973
Large/Mid Cap Growth Fund	460,943
Small Cap Value Fund	308,862
Large/Mid Cap Value Fund	610,714
Fixed Income Fund	236,810
High Yield Bond Fund	198,390
Israel Common Values Fund	225,902
Defensive Strategies Fund	137,587
Strategic Growth Fund	92,517
Conservative Growth Fund	101,614
Growth & Income Fund	45,995

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the year ended September 30, 2025, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

FUND	SALES CHARGES (CLASS A)	CDSC FEES (CLASS C)
Small/Mid Cap Growth Fund	$20,618	$724
International Fund	15,203	190
Large/Mid Cap Growth Fund	57,732	1,273
Small Cap Value Fund	19,520	488
Large/Mid Cap Value Fund	46,591	1,016
Fixed Income Fund	16,445	133
High Yield Bond Fund	11,019	160
Israel Common Values Fund	24,870	476
Defensive Strategies Fund	12,722	39
Strategic Growth Fund	5,864	40
Conservative Growth Fund	5,020	85
Growth & Income Fund	4,167	34

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 115

Note 5 |	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At September 30, 2025, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

FUND - CLASS A	% OF FUND OWNED BY OTHER TIMOTHY PLAN FUNDS
International	13.88%
Fixed Income	23.88%
High Yield Bond	7.58%

Note 6 |	Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of September 30, 2025, 34.0% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of September 30, 2025, 53.0% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock Enhanced ETF.

Note 7 |	Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 116

The Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Defensive Strategies Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the year ended September 30, 2025, with affiliates:

Large/Mid Cap Growth Fund	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$20,746,268	$—	$18,525,533	$105,763	$(1,871,130)	$(349,605)	$—	—
Timothy Plan US Large/Mid Cap Core ETF	4,795,292	18,254,720	—	136,608	—	3,478,169	26,528,181	573,000
Total	$25,541,560	$—	$—	$242,371	$(1,871,130)	$3,128,564	$26,528,181	573,000

Small Cap Value Fund	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
Timothy Plan US Small Cap Core ETF	$22,571,396	$—	$—	$235,072	$—	$1,539,204	$24,110,600	580,000

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 117

LARGE/MID CAP VALUE FUND	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
Timothy Plan High Dividend Stock Enhanced ETF	$22,286,768	$—	$20,190,228	239,863	$(1,572,911)	$(523,629)	$—	—
Timothy Plan High Dividend Stock ETF	6,880,250	23,178,290	—	397,194	—	3,710,815	33,769,355	858,500
Timothy Plan US Large/Mid Cap Core Enhanced ETF	25,414,835	—	22,699,421	130,214	(2,077,301)	(638,113)	—	—
Timothy Plan US Large/Mid Cap Core ETF	5,191,233	19,553,015	—	148,553	—	3,774,704	28,518,952	616,000
Total	$59,773,086	$42,731,305	$42,889,649	$915,824	$(3,650,212)	$6,323,777	$62,288,307	1,474,500

Defensive Strategies Fund	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
Timothy Plan Market Neutral ETF	$14,631,918	$—	$14,801,216	$479,775	$(411,319)	$580,617	$—	—

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 118

Strategic Growth Fund	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
International	$4,458,141	$124,277	$449,683	$42,589	$181,425	$505,843	$4,820,003	304,485
Fixed Income	4,050,753	1,492,496	35,570	150,836	(5,515)	1,251	5,503,415	597,548
High Yield Bond	2,035,213	797,553	79,836	117,331	(2,174)	12,349	2,763,105	303,972
Timothy Plan High Dividend Stock Enhanced ETF	2,739,783	—	2,513,774	27,601	(218,730)	(7,279)	—	—
Timothy Plan High Dividend Stock ETF	—	3,107,443	—	29,398	—	361,930	3,469,373	88,200
Timothy Plan International ETF	5,458,879	369,322	1,096,653	137,476	275,318	629,547	5,636,413	168,856
Timothy Plan Market Neutral ETF	5,067,103	—	5,054,184	102,708	(220,296)	207,377	—	—
Timothy Plan US Large/Mid Cap Core Enhanced ETF	5,175,788	—	4,732,150	22,995	(383,362)	(60,276)	—	—
Timothy Plan US Large/Mid Cap Core ETF	—	6,752,814	—	38,740	—	849,154	7,601,968	164,200
Timothy Plan US Small Cap Core ETF	4,090,988	336,123	413,233	40,975	175,422	134,936	4,324,236	104,023
Total	$33,076,648	$12,980,028	$14,375,083	$710,649	$(197,912)	$2,634,832	$34,118,513	1,731,284

*	Includes capital gain distributions from affiliated funds

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 119

Conservative Growth Fund	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
International	$4,494,276	$42,934	$696,387	$42,934	$44,434	$578,517	$4,463,774	281,982
Fixed Income	11,540,609	1,331,366	536,845	359,262	(63,893)	(43,538)	12,227,699	1,327,655
High Yield Bond	2,512,599	846,989	300,245	135,245	(9,692)	19,870	3,069,521	337,681
Timothy Plan High Dividend Stock Enhanced ETF	2,343,192	—	2,155,430	23,102	(111,953)	(75,809)	—	—
Timothy Plan High Dividend Stock ETF	—	3,509,874	1,396,290	30,134	179,895	251,515	2,544,994	64,700
Timothy Plan International ETF	3,497,960	189,192	882,255	79,620	181,777	326,091	3,312,765	99,244
Timothy Plan Market Neutral ETF	5,772,861	—	5,756,045	115,181	(256,003)	239,187	—	—
Timothy Plan US Large/Mid Cap Core Enhanced ETF	4,720,655	—	4,347,920	19,500	(352,886)	(19,849)	—	—
Timothy Plan US Large/Mid Cap Core ETF	—	4,893,644	—	23,921	—	541,623	5,435,267	117,400
Timothy Plan US Small Cap Core ETF	2,720,437	2,220,139	675,207	38,210	364,487	(106,832)	4,523,024	108,805
Total	$37,602,589	$13,034,138	$16,746,624	$867,109	$(23,834)	$1,710,775	$35,577,044	2,337,467

*	Includes capital gain distributions from affiliated funds

Growth & Income Fund	Year Ended September 30, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2025	Shares September 30, 2025
Timothy Plan High Dividend Stock Enhanced ETF	$9,551,472	$—	$8,657,129	$120,957	$(752,013)	$(142,330)	$—	$—
Timothy Plan High Dividend Stock ETF	—	8,730,562	—	85,793	—	1,299,940	10,030,502	255,000
Total	$9,551,472	$8,730,562	$8,657,129	$206,750	$(752,013)	$1,157,610	$10,030,502	255,000

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 120

Note 8 |	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small/Mid Cap Growth Fund	$67,423,742	$21,496,027	$(1,312,840)	$20,183,187
International Fund	130,484,547	81,094,951	(3,000,163)	78,094,788
Large/Mid Cap Growth Fund	211,365,786	75,280,894	(3,224,241)	72,056,653
Small Cap Value Fund	160,660,187	28,802,951	(15,868,462)	12,934,489
Large/Mid Cap Value Fund	261,908,601	74,976,917	(6,206,890)	68,770,027
Fixed Income Fund	113,192,994	1,183,536	(3,730,762)	(2,547,226)
High Yield Bond Fund	223,762,840	6,555,911	(1,737,818)	4,818,093
Israel Common Values Fund	61,213,525	101,362,484	(4,134,673)	97,227,811
Defensive Strategies Fund	67,667,506	21,984,562	(3,040,755)	18,943,807
Strategic Growth Fund	29,838,101	5,331,555	(543,076)	4,788,479
Conservative Growth Fund	33,852,001	3,671,456	(1,550,500)	2,120,956
Growth & Income Fund	17,706,377	1,399,355	(166,212)	1,233,143

Note 9 |	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2025, and the fiscal year ended September 30, 2024, were as follows:

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2025	Ordinary Income	Long-Term Capital Gains	Total
Small/Mid Cap Growth Fund	$3,974,776	$2,377,959	$6,352,735
International Fund	2,061,367	—	2,061,367
Large/Mid Cap Growth Fund	1,382,953	13,601,602	14,984,555
Small Cap Value Fund	6,548,230	4,791,143	11,339,373
Large/Mid Cap Value Fund	4,631,974	27,083,727	31,715,701
Fixed Income Fund	3,509,969	—	3,509,969
High Yield Bond Fund	11,917,345	—	11,917,345
Israel Common Values Fund	1,155,753	—	1,155,753
Defensive Strategies Fund	1,955,827	61,715	2,017,542
Strategic Growth Fund	638,488	412,718	1,051,206
Conservative Growth Fund	898,331	321,898	1,220,229
Growth & Income Fund	325,320	—	325,320

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 121

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2024	Ordinary Income	Long-Term Capital Gains	Total
Small/Mid Cap Growth Fund	$—	$1,848,422	$1,848,422
International Fund	1,971,537	—	1,971,537
Large/Mid Cap Growth Fund	58,780	9,522,503	9,581,283
Small Cap Value Fund	3,142,570	4,198,644	7,341,214
Large/Mid Cap Value Fund	1,638,034	1,250,192	2,888,226
Fixed Income Fund	3,180,369	—	3,180,369
High Yield Bond Fund	10,494,629	—	10,494,629
Israel Common Values Fund	39,507	—	39,507
Defensive Strategies Fund	1,590,608	160,571	1,751,179
Strategic Growth Fund	446,733	74,650	521,383
Conservative Growth Fund	568,460	58,762	627,222
Growth & Income Fund	331,177	93,773	424,950

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Small/Mid Cap Growth Fund	$—	$3,286,280	$(403,959)	$—	$—	$20,183,187	$23,065,508
International Fund	3,006,076	1,025,297	—	—	—	78,094,331	82,125,704
Large/Mid Cap Growth Fund	—	17,476,693	(1,199,818)	—	—	72,056,662	88,333,537
Small Cap Value Fund	5,756,902	2,391,500	—	—	—	12,934,489	21,082,891
Large/Mid Cap Value Fund	3,086,110	22,320,821	—	—	—	68,770,027	94,176,958
Fixed Income Fund	186,499	—	—	(12,123,987)	—	(2,547,226)	(14,484,714)
High Yield Bond Fund	181,693	—	—	(11,869,040)	—	4,818,093	(6,869,254)
Israel Common Values Fund	2,791,618	—	—	(3,412,541)	—	97,228,228	96,607,305
Defensive Strategies Fund	705,559	—	—	(36,274)	—	18,941,096	19,610,381
Strategic Growth Fund	386,731	—	—	(192,311)	—	4,788,479	4,982,899
Conservative Growth Fund	391,647	—	—	(1,014)	—	2,120,956	2,511,589
Growth & Income Fund	12,454	—	(757,651)	(180,606)	—	1,233,143	307,340

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for C-Corporation

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 122

return of capital distributions, partnerships, and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(457), $(2,711), $9, $417 for the International, Defensive Strategies, Large/Mid Cap Growth, and Israel Common Values Funds, respectively.

Note 10 |	Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Small/Mid Cap Growth Fund	$403,959
Large/Mid Cap Growth Fund	1,199,818

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Growth & Income	$757,651

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
International Fund	$—	$—	$—	$1,888,081
Fixed Income Fund	3,048,111	9,075,876	12,123,987	—
High Yield Bond Fund	352,822	11,516,218	11,869,040	—
Israel Common Values Fund	3,412,541	—	3,412,541	1,856,380
Defensive Strategies Fund	—	36,274	36,274	—
Strategic Growth Fund	—	192,311	192,311	—
Conservative Growth Fund	—	1,014	1,014	—
Growth & Income Fund	74,636	105,970	180,606	—

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset will not be distributed to shareholders.

Note 11 |	New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 123

Note 12 |	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Note 13|	Foreign Tax Credit (UNAUDITED)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2025 and September 30, 2024, were as follows:

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2025	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.05	0.23
Israel Common Values Fund	0.16	0.53
Strategic Growth Fund	0.01	0.05
Conservative Growth Fund	0.01	0.03

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2024	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.07
Israel Common Values Fund	0.16	0.07
Strategic Growth Fund	0.01	0.05
Conservative Growth Fund	0.01	0.04

NOTES TO FINANCIAL STATEMENTS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 124

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Small/Mid Cap Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, and Timothy Plan Growth & Income Fund (the “Funds”), twelve of the portfolios constituting The Timothy Plan, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, including observation of precious metals, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ANNUAL REPORT | 125

Section 8 | Additional Information

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

ADDITIONAL INFORMATION (UNAUDITED)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 126

Section 9 |

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

PRIVACY NOTICE

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 127

WHO WE ARE
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
WHAT WE DO
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

PRIVACY NOTICE

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 128

Section 10 | Disclosures

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

DISCLOSURES

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 129

TIMOTHY PLAN
Investing with Biblical Principles
1055 Maitland Center Commons
Maitland, Florida 32751
Online | (800) 846-7526
Website | timothyplan.com
Email | invest@timothyplan.com
Phone | (800) 846-7526

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally
President/Principle Executive Officer & Treasurer/Principle Financial Officer
Date: 12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally
President/Principle Executive Officer & Treasurer/Principle Financial Officer
Date: 12/8/2025